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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Financial Services Fund
ING Fundamental Research Fund
ING Index Plus LargeCap Equity Fund
ING Index Plus LargeCap Equity Fund II
ING Index Plus LargeCap Equity Fund III
ING Index Plus LargeCap Equity Fund IV
ING Index Plus LargeCap Equity Fund V
ING Index Plus LargeCap Equity Fund VI
ING Index Plus LargeCap Equity Fund VII
ING LargeCap Growth Fund
ING LargeCap Value Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Multi-Manager Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.1%
		Aerospace/Defense: 1.0%
700		Boeing Co.	$45,892
			45,892
		Agriculture: 4.0%
3,900		Altria Group, Inc.	82,017
2,000		Philip Morris International, Inc.	107,400
			189,417
		Banks: 7.0%
2,800		Associated Banc-Corp.	49,000
1,700		Bank of America Corp.	52,938
1,600		Bank of New York Mellon Corp.	55,376
900		PNC Financial Services Group, Inc.	64,755
1,500		US Bancorp.	47,790
2,000		Wells Fargo & Co.	60,540
			330,399
		Beverages: 1.5%
1,000		PepsiCo, Inc.	68,480
			68,480
		Chemicals: 3.1%
1,000		Eastman Chemical Co.	60,320
900		EI Du Pont de Nemours & Co.	39,996
700		PPG Industries, Inc.	44,002
			144,318
		Commercial Services: 1.0%
1,100		Automatic Data Processing, Inc.	48,818
			48,818
		Diversified Financial Services: 4.1%
6,000		Citigroup, Inc.	113,940
2,100		JPMorgan Chase & Co.	80,829
			194,769
		Electric: 4.3%
2,900		NSTAR	98,136
2,500		PG&E Corp.	103,325
			201,461
		Entertainment: 0.8%
1,700		International Game Technology	36,431
			36,431
		Environmental Control: 2.0%
2,700		Waste Management, Inc.	94,986
			94,986
		Food: 1.1%
1,200	@@	George Weston Ltd.	53,264
			53,264
		Gas: 3.8%
2,600		AGL Resources, Inc.	85,956
3,300		Atmos Energy Corp.	90,882
			176,838
		Healthcare - Products: 2.8%
1,900		Johnson & Johnson	133,817
			133,817
		Household Products/Wares: 1.4%
1,100		Kimberly-Clark Corp.	67,848
			67,848
		Housewares: 1.0%
2,700		Newell Rubbermaid, Inc.	48,870
			48,870
		Insurance: 5.4%
900		Hartford Financial Services Group, Inc.	56,772
1,300		Lincoln National Corp.	65,988
2,000		Protective Life Corp.	72,580
1,300		Travelers Cos., Inc.	57,408
			252,748
		Leisure Time: 1.9%
2,200		Harley-Davidson, Inc.	87,516
			87,516
		Miscellaneous Manufacturing: 4.9%
4,600		General Electric Co.	129,260
800		Honeywell International, Inc.	40,136
2,700		Leggett & Platt, Inc.	60,237
			229,633
		Oil & Gas: 13.9%
2,200		Chevron Corp.	189,904
1,700		ConocoPhillips	140,267
2,200		ExxonMobil Corp.	176,022

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
		Oil & Gas (continued)
2,000	@@	Husky Energy, Inc.		$88,416
1,400		Marathon Oil Corp.		63,098
				657,707
		Pharmaceuticals: 6.2%
1,300		Abbott Laboratories		74,659
3,900		Bristol-Myers Squibb Co.		83,226
7,100		Pfizer, Inc.		135,681
				293,566
		Pipelines: 1.5%
1,916	@@	TransCanada Corp		72,751
				72,751
		Retail: 3.7%
2,600		Family Dollar Stores, Inc.		64,792
4,100		Home Depot, Inc.		111,192
				175,984
		Savings & Loans: 1.7%
4,332		People’s United Financial, Inc.		77,629
				77,629
		Semiconductors: 2.2%
4,500		Intel Corp.		102,915
				102,915
		Software: 1.0%
1,800		Microsoft Corp.		49,122
				49,122
		Telecommunications: 6.0%
4,800		AT&T, Inc.		153,552
2,300		Verizon Communications, Inc.		80,776
4,052		Windstream Corp.		50,326
				284,654
		Transportation: 2.8%
2,130		Diana Shipping, Inc.		60,449
400		Tidewater, Inc.		24,268
700		United Parcel Service, Inc. - Class B		44,884
				129,601
		Total Common Stock
		(Cost $4,564,703)		4,249,434
REAL ESTATE INVESTMENT TRUSTS: 5.5%
		Diversified: 1.4%
1,800		Liberty Property Trust		67,968
				67,968
		Hotels: 1.4%
2,800		Hospitality Properties Trust		63,504
				63,504
		Mortgage: 0.6%
4,300		MFA Mortgage Investments, Inc.		29,240
				29,240
		Regional Malls: 0.9%
700		Macerich Co.		43,351
				43,351
		Shopping Centers: 1.2%
1,700		Developers Diversified Realty Corp.		56,967
				56,967
		Total Real Estate Investment Trusts
		(Cost $256,291)		261,030
		Total Long-Term Investments
		(Cost $4,820,994)		4,510,464
SHORT-TERM INVESTMENTS: 2.3%
		Affiliated Mutual Fund: 2.3%
108,000		ING Institutional Prime Money Market Fund		108,000
		Total Short-Term Investments
		(Cost $108,000)		108,000
		Total Investments in Securities
		(Cost $4,928,994)*	97.9%	$4,618,464
		Other Assets and Liabilities — Net	2.1	98,290
		Net Assets	100.0%	$4,716,754

	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $4,928,918.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$91,847
		Gross Unrealized Depreciation		(402,301)
		Net Unrealized Depreciation		$(310,454)

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$4,247,616	$—
Level 2- Other Significant Observable Inputs	370,848	—
Level 3- Significant Unobservable Inputs	—	—
Total	$4,618,464	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 87.4%
		Banks: 32.1%
131,400		Associated Banc-Corp.	$2,299,500
252,707		Bank of America Corp.	7,869,296
159,335		Bank of New York Mellon Corp.	5,514,584
67,400		BB&T Corp.	2,022,000
120,800		Comerica, Inc.	3,393,272
41,300		Cullen/Frost Bankers, Inc.	2,299,584
81,200		PNC Financial Services Group, Inc.	5,842,340
86,400		Prosperity Bancshares, Inc.	2,762,208
80,100		State Street Corp.	5,420,367
209,319		US Bancorp.	6,668,903
180,887		Wachovia Corp.	2,874,294
360,390		Wells Fargo & Co.	10,909,005
			57,875,353
		Commercial Services: 2.0%
46,945		Visa, Inc.	3,563,126
			3,563,126
		Diversified Financial Services: 22.5%
38,291	@	Affiliated Managers Group, Inc.	3,646,069
361,400		Citigroup, Inc.	6,862,987
22,675	@@	Deutsche Boerse AG	2,125,354
21,773		Goldman Sachs Group, Inc.	3,570,119
123,250		Invesco Ltd.	3,158,898
232,298		JPMorgan Chase & Co.	8,941,150
72,454		Merrill Lynch & Co., Inc.	2,054,071
115,765		Morgan Stanley	4,726,685
46,375		NYSE Euronext	1,882,361
171,400	@	TD Ameritrade Holding Corp.	3,501,702
			40,469,396
		Insurance: 27.5%
98,845	@@	ACE Ltd.	5,200,235
151,471		American International Group, Inc.	3,255,112
126,700	@@	Aspen Insurance Holdings Ltd.	3,433,570
46,500		Assurant, Inc.	2,716,995
42,336		Hartford Financial Services Group, Inc.	2,670,555
60,115		Lincoln National Corp.	3,051,437
87,800		Metlife, Inc.	4,758,760
54,500		Principal Financial Group, Inc.	2,495,555
144,600		Protective Life Corp.	5,247,534
37,488		Prudential Financial, Inc.	2,763,240
66,800		Reinsurance Group of America	3,217,088
76,000		Stancorp Financial Group, Inc.	3,724,760
97,205		Travelers Cos., Inc.	4,292,573
80,400	@@	Willis Group Holdings Ltd.	2,767,368
			49,594,782
		Savings & Loans: 1.4%
141,585		People’s United Financial, Inc.	2,537,203
			2,537,203
		Software: 1.9%
65,600	@	Fiserv, Inc.	3,402,016
			3,402,016
		Total Common Stock
		(Cost $173,266,736)	157,441,876
REAL ESTATE INVESTMENT TRUSTS: 5.3%
		Apartments: 1.3%
43,000		Home Properties, Inc.	2,268,250
			2,268,250
		Diversified: 2.3%
38,500		Digital Realty Trust, Inc.	1,765,995
62,100		Liberty Property Trust	2,344,896
			4,110,891
		Office Property: 0.9%
68,600		Douglas Emmett, Inc.	1,623,762
			1,623,762
		Regional Malls: 0.8%
24,500		Macerich Co.	1,517,285
			1,517,285
		Total Real Estate Investment Trusts
		(Cost $10,609,834)	9,520,188
		Total Long-Term Investments
		(Cost $183,876,570)	166,962,064

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 7.1%
		Affiliated Mutual Fund: 6.8%
12,275,000		ING Institutional Prime Money Market Fund		$12,275,000
		Total Mutual Fund
		(Cost $12,275,000)		12,275,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$550,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $550,128 to be received upon repurchase (Collateralized by $570,000 Federal Home Loan Bank, Discount Note-5.300%, Market Value $561,888, due 04/20/09-06/26/23)		$550,000
		Total Repurchase Agreement
		(Cost $550,000)		550,000
		Total Short-Term Investments
		(Cost $12,825,000)		12,825,000
		Total Investments in Securities
		(Cost $196,701,570)*	99.8%	$179,787,064
		Other Assets and Liabilities — Net	0.2	274,993
		Net Assets	100.0%	$180,062,057

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $196,827,945.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,330,632
		Gross Unrealized Depreciation		(34,371,513)
		Net Unrealized Depreciation		$(17,040,881)

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$166,781,160	$—
Level 2- Other Significant Observable Inputs	13,005,904	—
Level 3- Significant Unobservable Inputs	—	—
Total	$179,787,064	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 100.4%
		Aerospace/Defense: 1.3%
2,700		Lockheed Martin Corp.	$314,388
			314,388
		Agriculture: 2.7%
11,660		Altria Group, Inc.	245,210
7,938		Philip Morris International, Inc.	426,271
			671,481
		Apparel: 1.6%
6,400		Nike, Inc.	387,904
			387,904
		Banks: 7.8%
19,000		Associated Banc-Corp.	332,500
6,600		Bank of New York Mellon Corp.	228,426
10,300		Comerica, Inc.	289,327
5,300		PNC Financial Services Group, Inc.	381,335
4,000		State Street Corp.	270,680
14,900		Wells Fargo & Co.	451,023
			1,953,291
		Beverages: 3.1%
5,500		Coca-Cola Co.	286,385
7,000		PepsiCo, Inc.	479,360
			765,745
		Biotechnology: 0.7%
1,900	@	Genentech, Inc.	187,625
			187,625
		Chemicals: 1.1%
4,400		Eastman Chemical Co.	265,408
			265,408
		Computers: 4.4%
10,100	@	Cognizant Technology Solutions Corp.	296,132
19,700	@	EMC Corp.	301,016
4,100		International Business Machines Corp.	499,093
12,700		Seagate Technology, Inc. - Escrow	—
			1,096,241
		Cosmetics/Personal Care: 3.8%
8,800		Avon Products, Inc.	376,904
8,195		Procter & Gamble Co.	571,765
			948,669
		Diversified Financial Services: 5.1%
18,650		Citigroup, Inc.	354,164
1,159	@@	Deutsche Boerse AG	108,634
10,415		Invesco Ltd.	266,936
6,900		JPMorgan Chase & Co.	265,581
6,700		Morgan Stanley	273,561
			1,268,876
		Electric: 3.7%
19,300		Centerpoint Energy, Inc.	306,484
7,800		NSTAR	263,952
8,800		PG&E Corp.	363,704
			934,140
		Electronics: 1.1%
5,700		Amphenol Corp.	270,864
			270,864
		Engineering & Construction: 0.9%
4,600	@, @@	Foster Wheeler Ltd.	228,574
			228,574
		Entertainment: 0.4%
4,700		International Game Technology	100,721
			100,721
		Healthcare - Products: 5.5%
6,810	@@	Covidien Ltd.	368,217
2,940		Johnson & Johnson	207,064
9,700	@	St. Jude Medical, Inc.	444,551
5,000	@	Zimmer Holdings, Inc.	361,950
			1,381,782

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 1.4%
6,800	@	WellPoint, Inc.	$358,972
			358,972
		Insurance: 3.8%
2,900		Metlife, Inc.	157,180
8,700		Protective Life Corp.	315,723
4,400		Reinsurance Group of America	211,904
6,000		Travelers Cos., Inc.	264,960
			949,767
		Internet: 2.5%
7,600	@	eBay, Inc.	189,468
925	@	Google, Inc. - Class A	428,543
			618,011
		Iron/Steel: 0.9%
2,100		Cleveland-Cliffs, Inc.	212,562
			212,562
		Machinery - Diversified: 1.5%
6,200		Roper Industries, Inc.	366,296
			366,296
		Media: 1.1%
9,528	@	Liberty Media Corp. - Entertainment	264,783
			264,783
		Mining: 1.2%
3,400		Freeport-McMoRan Copper & Gold, Inc.	303,688
			303,688
		Miscellaneous Manufacturing: 3.8%
19,260		General Electric Co.	541,206
7,900		Honeywell International, Inc.	396,343
			937,549
		Oil & Gas: 9.9%
2,900		Anadarko Petroleum Corp.	179,017
2,200		Apache Corp.	251,636
14,970		ExxonMobil Corp.	1,197,750
6,800		Marathon Oil Corp.	306,476
4,100	@@	Royal Dutch Shell PLC ADR - Class A	285,032
4,700		XTO Energy, Inc.	236,927
			2,456,838
		Oil & Gas Services: 4.5%
3,100		Baker Hughes, Inc.	248,031
6,900		BJ Services Co.	185,265
7,100		Halliburton Co.	311,974
1,900		Schlumberger Ltd.	179,018
4,800	@, @@	Willbros Group, Inc	198,768
			1,123,056
		Packaging & Containers: 0.9%
8,100	@	Pactiv Corp.	217,647
			217,647
		Pharmaceuticals: 5.2%
9,500		Abbott Laboratories	545,585
4,800		AmerisourceBergen Corp.	196,848
6,500	@@	Teva Pharmaceutical Industries Ltd. ADR	307,710
5,900		Wyeth	255,352
			1,305,495
		Retail: 6.3%
8,300		Darden Restaurants, Inc.	243,107
5,400		Home Depot, Inc.	146,448
3,200	@	Kohl’s Corp.	157,344
7,200		McDonald’s Corp.	446,400
8,200		Ross Stores, Inc.	329,722
4,400		Wal-Mart Stores, Inc.	259,908
			1,582,929
		Semiconductors: 1.8%
19,300		Intel Corp.	441,391
			441,391

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
		Software: 3.8%
6,100	@	Ansys, Inc.		$270,535
9,060		Microsoft Corp.		247,247
19,300	@	Oracle Corp.		423,249
				941,031
		Telecommunications: 5.1%
15,200		AT&T, Inc.		486,248
9,890		Qualcomm, Inc.		520,709
29,200		Sprint Nextel Corp.		254,624
				1,261,581
		Toys/Games/Hobbies: 0.9%
500	@@	Nintendo Co., Ltd.		234,730
				234,730
		Transportation: 2.6%
3,100		Tidewater, Inc.		188,077
5,600		Union Pacific Corp.		469,840
				657,917
		Total Investments in Securities
		(Cost $24,448,382)*	100.4%	$25,009,952
		Other Assets and Liabilities — Net	(0.4)	(93,880)
		Net Assets	100.0%	$24,916,072

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $24,630,545.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,863,007
		Gross Unrealized Depreciation		(1,483,600)
		Net Unrealized Appreciation		$379,407

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$20,492,453	$—
Level 2- Other Significant Observable Inputs	4,517,499	—
Level 3- Significant Unobservable Inputs	—	—
Total	$25,009,952	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.6%
		Advertising: 0.5%
9,300	@	Interpublic Group of Cos., Inc.	$87,420
1,000		Omnicom Group	42,390
			129,810
		Aerospace/Defense: 2.9%
4,000		Boeing Co.	262,240
2,500		Goodrich Corp.	128,125
2,000		Lockheed Martin Corp.	232,880
1,600		Northrop Grumman Corp.	110,160
			733,405
		Agriculture: 2.1%
4,540		Altria Group, Inc.	95,476
1,200		Archer-Daniels-Midland Co.	30,552
4,640		Philip Morris International, Inc.	249,168
2,900		Reynolds American, Inc.	153,642
			528,838
		Apparel: 0.3%
900		VF Corp.	71,325
			71,325
		Auto Parts & Equipment: 0.7%
5,900		Johnson Controls, Inc.	182,428
			182,428
		Banks: 6.2%
9,826		Bank of America Corp.	305,982
4,600		Bank of New York Mellon Corp.	159,206
10,800		BB&T Corp.	324,000
500		Capital One Financial Corp.	22,070
1,300		M&T Bank Corp.	92,742
1,800		Northern Trust Corp.	144,702
2,300		PNC Financial Services Group, Inc.	165,485
4,900		Regions Financial Corp.	45,423
2,900		State Street Corp.	196,243
1,600		SunTrust Bank	67,024
2,300		Zions Bancorp.	61,732
			1,584,609
		Beverages: 2.6%
1,700		Anheuser-Busch Cos., Inc.	115,362
7,800		Coca-Cola Co.	406,146
2,000	@	Constellation Brands, Inc.	42,220
600		Molson Coors Brewing Co.	28,590
2,670		Pepsi Bottling Group, Inc.	78,979
			671,297
		Biotechnology: 1.4%
4,000	@	Amgen, Inc.	251,400
1,900	@	Biogen Idec, Inc.	96,767
			348,167
		Chemicals: 1.3%
130		CF Industries Holdings, Inc.	19,812
400		EI Du Pont de Nemours & Co.	17,776
800		Monsanto Co.	91,400
2,800		PPG Industries, Inc.	176,008
274		Rohm & Haas Co.	20,564
			325,560
		Commercial Services: 1.4%
1,500	@	Apollo Group, Inc. - Class A	95,520
5,700		H&R Block, Inc.	145,578
600		Robert Half International, Inc.	15,360
3,300		RR Donnelley & Sons Co.	92,004
			348,462
		Computers: 6.6%
2,100	@	Affiliated Computer Services, Inc.	111,804
800	@	Apple, Inc.	135,624
11,300	@	Dell, Inc.	245,549
2,600	@	EMC Corp.	39,728
11,667		Hewlett-Packard Co.	547,413
4,370		International Business Machines Corp.	531,960
2,100	@	Lexmark International, Inc.	75,537
700	@	Teradata Corp.	17,199
			1,704,814
		Cosmetics/Personal Care: 2.0%
7,211		Procter & Gamble Co.	503,111
			503,111
		Diversified Financial Services: 3.3%
2,600		Charles Schwab Corp.	62,374
100		CME Group, Inc.	33,538

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,000		Discover Financial Services	$49,350
2,100		Federal National Mortgage Association	14,364
2,200		Goldman Sachs Group, Inc.	360,734
300	@	IntercontinentalExchange, Inc.	26,409
900		Invesco Ltd.	23,067
4,900		JPMorgan Chase & Co.	188,601
1,200		NYSE Euronext	48,708
3,100	@	SLM Corp.	51,181
			858,326
		Electric: 3.2%
9,300	@	AES Corp.	141,918
3,900		Centerpoint Energy, Inc.	61,932
3,200		Dominion Resources, Inc.	139,296
3,200		DTE Energy Co.	134,912
6,400		Edison International	293,888
1,300		Public Service Enterprise Group, Inc.	53,001
			824,947
		Electronics: 1.5%
2,400	@	Agilent Technologies, Inc.	83,424
400		Applied Biosystems, Inc.	14,596
3,600		Jabil Circuit, Inc.	60,696
800	@	Thermo Electron Corp.	48,448
3,100	@@	Tyco Electronics Ltd.	102,021
1,305	@	Waters Corp.	89,066
			398,251
		Engineering & Construction: 0.2%
800		Fluor Corp.	64,104
			64,104
		Environmental Control: 0.0%
800	@	Allied Waste Industries, Inc.	10,752
			10,752
		Food: 1.1%
13,900		Sara Lee Corp.	187,650
1,900		Supervalu, Inc.	44,061
500		WM Wrigley Jr. Co.	39,740
			271,451
		Hand/Machine Tools: 0.5%
1,000		Black & Decker Corp.	63,250
1,240		Snap-On, Inc.	70,705
			133,955
		Healthcare - Products: 2.1%
2,350		Johnson & Johnson	165,511
4,100		Medtronic, Inc.	223,860
3,500	@	St. Jude Medical, Inc.	160,405
			549,776
		Healthcare - Services: 1.5%
1,540		Aetna, Inc.	66,436
4,100		Cigna Corp.	171,708
1,600		Quest Diagnostics	86,480
1,200	@	WellPoint, Inc.	63,348
			387,972
		Home Builders: 0.1%
2,800		Lennar Corp.	36,820
			36,820
		Household Products/Wares: 0.5%
2,300		Clorox Co.	135,930
			135,930
		Insurance: 4.7%
5,200		Aflac, Inc.	294,840
800		AON Corp.	37,992
700		Assurant, Inc.	40,901
3,380		Chubb Corp.	162,274
300		Hartford Financial Services Group, Inc.	18,924
6,010		Metlife, Inc.	325,742
1,500		Progressive Corp.	27,705
800		Prudential Financial, Inc.	58,968
700		Torchmark Corp.	41,818
3,200		Travelers Cos., Inc.	141,312
2,100		UnumProvident Corp.	53,361
			1,203,837
		Internet: 0.8%
1,300	@	eBay, Inc.	32,409
2,100	@	Expedia, Inc.	37,086
100	@	Google, Inc. - Class A	46,329
4,400	@	Symantec Corp.	98,164
			213,988
		Iron/Steel: 0.8%
800		AK Steel Holding Corp.	42,088
2,500		Nucor Corp.	131,250
300		United States Steel Corp.	39,921
			213,259

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.2%
3,200		Caterpillar, Inc.	$226,336
1,600	@	Terex Corp.	80,464
			306,800
		Machinery - Diversified: 0.4%
1,300		Deere & Co.	91,741
			91,741
		Media: 1.1%
4,000	@	DIRECTV Group, Inc.	112,840
2,649		News Corp. - Class A	37,510
4,470		Walt Disney Co.	144,605
			294,955
		Mining: 0.4%
1,100		Freeport-McMoRan Copper & Gold, Inc.	98,252
			98,252
		Miscellaneous Manufacturing: 5.1%
2,900		Cooper Industries Ltd.	138,156
3,700		Dover Corp.	182,706
1,280		Eaton Corp.	93,670
15,480		General Electric Co.	434,988
2,300		Honeywell International, Inc.	115,391
3,700		Leggett & Platt, Inc.	82,547
2,125		Parker Hannifin Corp.	136,149
2,800		Textron, Inc.	115,080
			1,298,687
		Office/Business Equipment: 0.7%
4,100		Pitney Bowes, Inc.	140,015
3,400		Xerox Corp.	47,362
			187,377
		Oil & Gas: 13.4%
2,100		Anadarko Petroleum Corp.	129,633
1,800		Apache Corp.	205,884
7,852		Chevron Corp.	677,785
6,117		ConocoPhillips	504,714
1,700		Devon Energy Corp.	173,485
15,640	S	ExxonMobil Corp.	1,251,356
1,000		Hess Corp.	104,710
900		Murphy Oil Corp.	70,677
4,140		Occidental Petroleum Corp.	328,550
			3,446,794
		Oil & Gas Services: 0.8%
1,900		Baker Hughes, Inc.	152,019
700	@	National Oilwell Varco, Inc.	51,611
			203,630
		Packaging & Containers: 0.4%
2,100		Ball Corp.	96,432
			96,432
		Pharmaceuticals: 5.3%
900		AmerisourceBergen Corp.	36,909
2,600		Eli Lilly & Co.	121,290
2,000	@	Express Scripts, Inc.	146,820
3,400	@	Forest Laboratories, Inc.	121,346
1,500	@	King Pharmaceuticals, Inc.	17,160
8,600		Merck & Co., Inc.	306,762
3,400		Pfizer, Inc.	64,974
7,100		Schering-Plough Corp.	137,740
9,200		Wyeth	398,176
			1,351,177
		Pipelines: 0.3%
2,700		Spectra Energy Corp.	71,442
			71,442
		Retail: 6.5%
300		Abercrombie & Fitch Co.	15,735
800	@	Autozone, Inc.	109,784
3,200		Best Buy Co., Inc.	143,264
1,600	@	Big Lots, Inc.	47,312
500		CVS Caremark Corp.	18,300
3,100		Family Dollar Stores, Inc.	77,252
3,000	@	GameStop Corp.	131,610
5,100		Gap, Inc.	99,195
4,600		Limited Brands, Inc.	95,680
5,350		McDonald’s Corp.	331,700
2,600		RadioShack Corp.	49,426
4,930		TJX Cos., Inc.	178,663
6,200		Wal-Mart Stores, Inc.	366,234
			1,664,155
		Savings & Loans: 0.7%
10,200		Hudson City Bancorp., Inc.	188,088
			188,088
		Semiconductors: 2.6%
9,200		Intel Corp.	210,404
4,900	@	LSI Logic Corp.	32,585
4,300		National Semiconductor Corp.	92,149

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
		Semiconductors (continued)
2,300	@	QLogic Corp.		$42,964
11,400		Texas Instruments, Inc.		279,414
900		Xilinx, Inc.		23,382
				680,898
		Software: 4.1%
1,200	@	Autodesk, Inc.		42,636
3,100		CA, Inc.		74,121
3,700		Fidelity National Information Services, Inc.		80,845
3,200	@	Fiserv, Inc.		165,952
3,700		IMS Health, Inc.		82,214
16,550		Microsoft Corp.		451,650
6,800	@	Oracle Corp.		149,124
				1,046,542
		Telecommunications: 4.6%
10,995		AT&T, Inc.		351,730
1,500		CenturyTel, Inc.		57,945
13,970	@	Cisco Systems, Inc.		335,979
900		Corning, Inc.		18,486
1,500		Embarq Corp.		70,740
2,600	@	JDS Uniphase Corp.		26,416
5,900		Verizon Communications, Inc.		207,208
8,800		Windstream Corp.		109,296
				1,177,800
		Toys/Games/Hobbies: 0.4%
2,800		Hasbro, Inc.		104,720
				104,720
		Transportation: 0.3%
1,100		Ryder System, Inc.		70,972
				70,972
		Total Common Stock
		(Cost $22,258,493)		24,815,656
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Hotels: 0.5%
9,600		Host Hotels & Resorts, Inc.		137,280
				137,280
		Storage: 0.3%
900		Public Storage, Inc.		79,488
				79,488
		Total Real Estate Investment Trusts
		(Cost $210,064)		216,768
		Total Long-Term Investments
		(Cost $22,468,557)		25,032,424
SHORT-TERM INVESTMENTS: 2.8%
		Affiliated Mutual Fund: 2.4%
600,000		ING Institutional Prime Money Market Fund		600,000
		Total Mutual Fund
		(Cost $600,000)		600,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$107,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $107,025 to be received upon repurchase (Collateralized by $112,000 Federal Home Loan Bank, Discount Note, Market Value $109,928, due 04/20/09)		$107,000
		Total Repurchase Agreement
		(Cost $107,000)		107,000
		Total Short-Term Investments
		(Cost $707,000)		707,000
		Total Investments in Securities
		(Cost $23,175,557)*	100.2%	$25,739,424
		Other Assets and Liabilities — Net	(0.2)	(45,953)
		Net Assets	100.0%	$25,693,471

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $23,996,374.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,666,830
		Gross Unrealized Depreciation		(923,780)
		Net Unrealized Appreciation		$1,743,050

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund Open Futures Contracts on August 31, 2008

			Unrealized
	Number		Appreciation/
Contract Description	of Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	12	09/19/08	$6,080
			$6,080

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$22,347,474	$6,080
Level 2- Other Significant Observable Inputs	3,391,950	—
Level 3- Significant Unobservable Inputs	—	—
Total	$25,739,424	$6,080

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Advertising: 0.5%
13,500	@	Interpublic Group of Cos., Inc.	$126,900
1,400		Omnicom Group	59,346
			186,246
		Aerospace/Defense: 2.9%
5,900		Boeing Co.	386,804
3,600		Goodrich Corp.	184,500
3,000		Lockheed Martin Corp.	349,320
2,400		Northrop Grumman Corp.	165,240
			1,085,864
		Agriculture: 2.1%
6,670		Altria Group, Inc.	140,270
1,700		Archer-Daniels-Midland Co.	43,282
6,770		Philip Morris International, Inc.	363,549
4,130		Reynolds American, Inc.	218,807
			765,908
		Apparel: 0.3%
1,300		VF Corp.	103,025
			103,025
		Auto Parts & Equipment: 0.7%
8,300		Johnson Controls, Inc.	256,636
			256,636
		Banks: 6.1%
14,280		Bank of America Corp.	444,679
6,300		Bank of New York Mellon Corp.	218,043
15,700		BB&T Corp.	471,000
700		Capital One Financial Corp.	30,898
1,800		M&T Bank Corp.	128,412
2,600		Northern Trust Corp.	209,014
3,200		PNC Financial Services Group, Inc.	230,240
7,317		Regions Financial Corp.	67,829
4,200		State Street Corp.	284,214
2,300		SunTrust Bank	96,347
3,500		Zions Bancorp.	93,940
			2,274,616
		Beverages: 2.6%
2,400		Anheuser-Busch Cos., Inc.	162,864
11,300		Coca-Cola Co.	588,391
2,900	@	Constellation Brands, Inc.	61,219
900		Molson Coors Brewing Co.	42,885
3,920		Pepsi Bottling Group, Inc.	115,954
			971,313
		Biotechnology: 1.4%
5,900	@	Amgen, Inc.	370,815
2,700	@	Biogen Idec, Inc.	137,511
			508,326
		Chemicals: 1.3%
190		CF Industries Holdings, Inc.	28,956
600		EI Du Pont de Nemours & Co.	26,664
1,200		Monsanto Co.	137,100
4,100		PPG Industries, Inc.	257,726
398		Rohm & Haas Co.	29,870
			480,316
		Commercial Services: 1.4%
2,100	@	Apollo Group, Inc. - Class A	133,728
8,100		H&R Block, Inc.	206,874
900		Robert Half International, Inc.	23,040
5,000		RR Donnelley & Sons Co.	139,400
			503,042
		Computers: 6.7%
2,800	@	Affiliated Computer Services, Inc.	149,072
1,200	@	Apple, Inc.	203,436
16,500	@	Dell, Inc.	358,545
3,800	@	EMC Corp.	58,064
17,052		Hewlett-Packard Co.	800,080
6,340		International Business Machines Corp.	771,768
3,170	@	Lexmark International, Inc.	114,025
1,100	@	Teradata Corp.	27,027
			2,482,017
		Cosmetics/Personal Care: 2.0%
10,548		Procter & Gamble Co.	735,934
			735,934
		Diversified Financial Services: 3.4%
3,800		Charles Schwab Corp.	91,162
200		CME Group, Inc.	67,076

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
4,300		Discover Financial Services	$70,735
3,900		Federal National Mortgage Association	26,676
3,100		Goldman Sachs Group, Inc.	508,307
400	@	IntercontinentalExchange, Inc.	35,212
1,200		Invesco Ltd.	30,756
7,400		JPMorgan Chase & Co.	284,826
1,800		NYSE Euronext	73,062
4,500	@	SLM Corp.	74,295
			1,262,107
		Electric: 3.3%
13,500	@	AES Corp.	206,010
5,700		Centerpoint Energy, Inc.	90,516
4,600		Dominion Resources, Inc.	200,238
4,900		DTE Energy Co.	206,584
9,400		Edison International	431,648
1,800		Public Service Enterprise Group, Inc.	73,386
			1,208,382
		Electronics: 1.6%
3,400	@, S	Agilent Technologies, Inc.	118,184
600		Applied Biosystems, Inc.	21,894
5,300		Jabil Circuit, Inc.	89,358
1,200	@	Thermo Electron Corp.	72,672
4,525	@@	Tyco Electronics Ltd.	148,918
2,022	@	Waters Corp.	138,002
			589,028
		Engineering & Construction: 0.3%
1,200		Fluor Corp.	96,156
			96,156
		Environmental Control: 0.0%
1,100	@	Allied Waste Industries, Inc.	14,784
			14,784
		Food: 1.1%
20,300		Sara Lee Corp.	274,050
2,700		Supervalu, Inc.	62,613
800		WM Wrigley Jr. Co.	63,584
			400,247
		Hand/Machine Tools: 0.5%
1,500		Black & Decker Corp.	94,875
1,770		Snap-On, Inc.	100,925
			195,800
		Healthcare - Products: 2.2%
3,450		Johnson & Johnson	242,984
6,000		Medtronic, Inc.	327,600
5,100	@	St. Jude Medical, Inc.	233,733
			804,317
		Healthcare - Services: 1.5%
2,280		Aetna, Inc.	98,359
5,900		Cigna Corp.	247,092
2,400		Quest Diagnostics	129,720
1,700	@	WellPoint, Inc.	89,743
			564,914
		Home Builders: 0.1%
4,000		Lennar Corp.	52,600
			52,600
		Household Products/Wares: 0.5%
3,200		Clorox Co.	189,120
			189,120
		Insurance: 4.7%
7,600		Aflac, Inc.	430,920
1,200		AON Corp.	56,988
1,000		Assurant, Inc.	58,430
4,990		Chubb Corp.	239,570
350		Hartford Financial Services Group, Inc.	22,078
8,800		Metlife, Inc.	476,960
2,200		Progressive Corp.	40,634
1,100		Prudential Financial, Inc.	81,081
1,000		Torchmark Corp.	59,740
4,500		Travelers Cos., Inc.	198,720
3,000		UnumProvident Corp.	76,230
			1,741,351
		Internet: 0.8%
2,100	@	eBay, Inc.	52,353
3,100	@	Expedia, Inc.	54,746
100	@	Google, Inc. - Class A	46,329
6,600	@	Symantec Corp.	147,246
			300,674
		Iron/Steel: 0.9%
1,400		AK Steel Holding Corp.	73,654
3,800		Nucor Corp.	199,500
500		United States Steel Corp.	66,535
			339,689

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.2%
4,800		Caterpillar, Inc.	$339,504
2,300	@	Terex Corp.	115,667
			455,171
		Machinery - Diversified: 0.4%
1,900		Deere & Co.	134,083
			134,083
		Media: 1.1%
5,700	@	DIRECTV Group, Inc.	160,797
3,925		News Corp. - Class A	55,578
6,380		Walt Disney Co.	206,393
			422,768
		Mining: 0.4%
1,600		Freeport-McMoRan Copper & Gold, Inc.	142,912
			142,912
		Miscellaneous Manufacturing: 5.0%
4,200		Cooper Industries Ltd.	200,088
5,400		Dover Corp.	266,652
1,750		Eaton Corp.	128,065
22,520		General Electric Co.	632,812
3,200		Honeywell International, Inc.	160,544
4,800		Leggett & Platt, Inc.	107,088
3,075		Parker Hannifin Corp.	197,015
4,200		Textron, Inc.	172,620
			1,864,884
		Office/Business Equipment: 0.7%
6,000		Pitney Bowes, Inc.	204,900
4,900		Xerox Corp.	68,257
			273,157
		Oil & Gas: 13.5%
3,100		Anadarko Petroleum Corp.	191,363
2,600		Apache Corp.	297,388
11,452		Chevron Corp.	988,537
8,903		ConocoPhillips	734,587
2,400		Devon Energy Corp.	244,920
22,830	S	ExxonMobil Corp.	1,826,628
1,500		Hess Corp.	157,065
1,400		Murphy Oil Corp.	109,942
5,890		Occidental Petroleum Corp.	467,430
			5,017,860
		Oil & Gas Services: 0.8%
2,800		Baker Hughes, Inc.	224,028
1,000	@	National Oilwell Varco, Inc.	73,730
			297,758
		Packaging & Containers: 0.3%
2,800	S	Ball Corp.	128,576
			128,576
		Pharmaceuticals: 5.3%
1,300		AmerisourceBergen Corp.	53,313
3,900		Eli Lilly & Co.	181,935
2,700	@	Express Scripts, Inc.	198,207
4,900	@	Forest Laboratories, Inc.	174,881
2,300	@	King Pharmaceuticals, Inc.	26,312
12,510		Merck & Co., Inc.	446,232
4,900		Pfizer, Inc.	93,639
10,400		Schering-Plough Corp.	201,760
13,400		Wyeth	579,952
			1,956,231
		Pipelines: 0.3%
4,000		Spectra Energy Corp.	105,840
			105,840
		Retail: 6.5%
500		Abercrombie & Fitch Co.	26,225
1,200	@	Autozone, Inc.	164,676
4,500		Best Buy Co., Inc.	201,465
2,500	@	Big Lots, Inc.	73,925
800		CVS Caremark Corp.	29,280
4,000		Family Dollar Stores, Inc.	99,680
4,200	@	GameStop Corp.	184,254
7,600		Gap, Inc.	147,820
6,900		Limited Brands, Inc.	143,520
7,750		McDonald’s Corp.	480,500
3,700		RadioShack Corp.	70,337
6,960		TJX Cos., Inc.	252,230
9,100		Wal-Mart Stores, Inc.	537,537
			2,411,449
		Savings & Loans: 0.7%
14,900		Hudson City Bancorp., Inc.	274,756
			274,756
		Semiconductors: 2.7%
13,400		Intel Corp.	306,458
7,200	@	LSI Logic Corp.	47,880
6,500		National Semiconductor Corp.	139,295

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
3,500	@	QLogic Corp.	$65,380
16,700		Texas Instruments, Inc.	409,317
1,400		Xilinx, Inc.	36,372
			1,004,702
		Software: 4.1%
1,800	@	Autodesk, Inc.	63,954
4,600		CA, Inc.	109,986
5,200		Fidelity National Information Services, Inc.	113,620
4,700	@	Fiserv, Inc.	243,742
5,600		IMS Health, Inc.	124,432
24,190		Microsoft Corp.	660,145
10,000	@	Oracle Corp.	219,300
			1,535,179
		Telecommunications: 4.7%
16,065		AT&T, Inc.	513,919
2,200		CenturyTel, Inc.	84,986
20,360	@	Cisco Systems, Inc.	489,658
1,300		Corning, Inc.	26,702
2,200		Embarq Corp.	103,752
3,700	@	JDS Uniphase Corp.	37,592
8,900		Verizon Communications, Inc.	312,568
12,800		Windstream Corp.	158,976
			1,728,153
		Toys/Games/Hobbies: 0.4%
3,800		Hasbro, Inc.	142,120
			142,120
		Transportation: 0.3%
1,800		Ryder System, Inc.	116,136
			116,136
		Total Common Stock
		(Cost $32,734,246)	36,124,147
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Hotels: 0.5%
13,900		Host Hotels & Resorts, Inc.	198,770
			198,770
		Storage: 0.3%
1,300		Public Storage, Inc.	114,816
			114,816
		Total Real Estate Investment Trusts
		(Cost $305,362)	313,586
		Total Long-Term Investments
		(Cost $33,039,608)	36,437,733
SHORT-TERM INVESTMENTS: 1.9%
		Affiliated Mutual Fund: 1.6%
600,000		ING Institutional Prime Money Market Fund	600,000
		Total Mutual Fund
		(Cost $600,000)	600,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$110,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $110,026 to be received upon repurchase (Collateralized by $115,000 Federal Home Loan Bank, Discount Note, Market Value $112,873, due 04/20/09)		$110,000
		Total Repurchase Agreement
		(Cost $110,000)		110,000
		Total Short-Term Investments
		(Cost $710,000)		710,000
		Total Investments in Securities
		(Cost $33,749,608)*	100.0%	$37,147,733
		Other Assets and Liabilities — Net	(0.0)	(5,680)
		Net Assets	100.0%	$37,142,053

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $35,069,718.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,495,864
		Gross Unrealized Depreciation		(1,417,849)
		Net Unrealized Appreciation		$2,078,015

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund II Open Futures Contracts on August 31, 2008

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	13	09/19/08	$12,135
			$12,135

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,237,601	$12,135
Level 2- Other Significant Observable Inputs	4,910,132	—
Level 3- Significant Unobservable Inputs	—	—
Total	$37,147,733	$12,135

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.4%
		Advertising: 0.5%
11,300	@	Interpublic Group of Cos., Inc.	$106,220
1,200		Omnicom Group	50,868
			157,088
		Aerospace/Defense: 2.9%
4,900		Boeing Co.	321,244
3,000		Goodrich Corp.	153,750
2,520		Lockheed Martin Corp.	293,429
1,900		Northrop Grumman Corp.	130,815
			899,238
		Agriculture: 2.0%
5,800		Altria Group, Inc.	121,974
1,400		Archer-Daniels-Midland Co.	35,644
5,600		Philip Morris International, Inc.	300,720
3,400		Reynolds American, Inc.	180,132
			638,470
		Apparel: 0.3%
1,000		VF Corp.	79,250
			79,250
		Auto Parts & Equipment: 0.7%
6,900		Johnson Controls, Inc.	213,348
			213,348
		Banks: 6.1%
11,967		Bank of America Corp.	372,652
5,600		Bank of New York Mellon Corp.	193,816
13,100		BB&T Corp.	393,000
600	S	Capital One Financial Corp.	26,484
1,500		M&T Bank Corp.	107,010
2,200		Northern Trust Corp.	176,858
2,800		PNC Financial Services Group, Inc.	201,460
5,877		Regions Financial Corp.	54,480
3,500		State Street Corp.	236,845
1,900		SunTrust Bank	79,591
2,900		Zions Bancorp.	77,836
			1,920,032
		Beverages: 2.6%
2,000		Anheuser-Busch Cos., Inc.	135,720
9,500		Coca-Cola Co.	494,665
2,400	@	Constellation Brands, Inc.	50,664
800		Molson Coors Brewing Co.	38,120
3,500		Pepsi Bottling Group, Inc.	103,530
			822,699
		Biotechnology: 1.4%
4,900	@	Amgen, Inc.	307,965
2,300	@	Biogen Idec, Inc.	117,139
			425,104
		Chemicals: 1.3%
160		CF Industries Holdings, Inc.	24,384
500		EI Du Pont de Nemours & Co.	22,220
1,000		Monsanto Co.	114,250
3,400		PPG Industries, Inc.	213,724
374		Rohm & Haas Co.	28,069
			402,647
		Commercial Services: 1.3%
1,700	@	Apollo Group, Inc. - Class A	108,256
6,700		H&R Block, Inc.	171,118
900		Robert Half International, Inc.	23,040
4,200		RR Donnelley & Sons Co.	117,096
			419,510
		Computers: 6.6%
2,500	@	Affiliated Computer Services, Inc.	133,100
1,000	@	Apple, Inc.	169,530
14,150	@	Dell, Inc.	307,480
3,200	@	EMC Corp.	48,896
14,300		Hewlett-Packard Co.	670,951
5,350		International Business Machines Corp.	651,256
2,280	@	Lexmark International, Inc.	82,012
900	@	Teradata Corp.	22,113
			2,085,338
		Cosmetics/Personal Care: 2.0%
8,752		Procter & Gamble Co.	610,627
			610,627
		Diversified Financial Services: 3.4%
3,200		Charles Schwab Corp.	76,768
200		CME Group, Inc.	67,076

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,500		Discover Financial Services	$57,575
2,700		Federal National Mortgage Association	18,468
2,650		Goldman Sachs Group, Inc.	434,521
300	@, S	IntercontinentalExchange, Inc.	26,409
1,100		Invesco Ltd.	28,193
6,000		JPMorgan Chase & Co.	230,940
1,400		NYSE Euronext	56,826
3,800	@	SLM Corp.	62,738
			1,059,514
		Electric: 3.2%
11,300	@	AES Corp.	172,438
4,800		Centerpoint Energy, Inc.	76,224
3,900		Dominion Resources, Inc.	169,767
4,100		DTE Energy Co.	172,856
7,800		Edison International	358,176
1,600		Public Service Enterprise Group, Inc.	65,232
			1,014,693
		Electronics: 1.6%
2,900	@	Agilent Technologies, Inc.	100,804
500		Applied Biosystems, Inc.	18,245
5,100		Jabil Circuit, Inc.	85,986
1,000	@	Thermo Electron Corp.	60,560
3,775	@@	Tyco Electronics Ltd.	124,235
1,630	@	Waters Corp.	111,248
			501,078
		Engineering & Construction: 0.3%
1,000		Fluor Corp.	80,130
			80,130
		Environmental Control: 0.0%
900	@	Allied Waste Industries, Inc.	12,096
			12,096
		Food: 1.1%
17,700		Sara Lee Corp.	238,950
2,300		Supervalu, Inc.	53,337
700		WM Wrigley Jr. Co.	55,636
			347,923
		Hand/Machine Tools: 0.5%
1,200		Black & Decker Corp.	75,900
1,450		Snap-On, Inc.	82,679
			158,579
		Healthcare - Products: 2.1%
2,750		Johnson & Johnson	193,683
5,000		Medtronic, Inc.	273,000
4,200	@	St. Jude Medical, Inc.	192,486
			659,169
		Healthcare - Services: 1.5%
1,780		Aetna, Inc.	76,789
5,000		Cigna Corp.	209,400
2,000		Quest Diagnostics	108,100
1,400	@	WellPoint, Inc.	73,906
			468,195
		Home Builders: 0.1%
3,400		Lennar Corp.	44,710
			44,710
		Household Products/Wares: 0.6%
2,900		Clorox Co.	171,390
			171,390
		Insurance: 4.6%
6,300		Aflac, Inc.	357,210
1,000		AON Corp.	47,490
800		Assurant, Inc.	46,744
4,100		Chubb Corp.	196,841
300		Hartford Financial Services Group, Inc.	18,924
7,310		Metlife, Inc.	396,202
1,800		Progressive Corp.	33,246
1,000		Prudential Financial, Inc.	73,710
800		Torchmark Corp.	47,792
3,790		Travelers Cos., Inc.	167,366
2,500		UnumProvident Corp.	63,525
			1,449,050
		Internet: 0.8%
1,700	@	eBay, Inc.	42,381
2,580	@	Expedia, Inc.	45,563
100	@	Google, Inc. - Class A	46,329
5,754	@	Symantec Corp.	128,372
			262,645
		Iron/Steel: 0.9%
1,200		AK Steel Holding Corp.	63,132
3,200		Nucor Corp.	168,000
420		United States Steel Corp.	55,889
			287,021

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.2%
4,000		Caterpillar, Inc.	$282,920
1,900	@	Terex Corp.	95,551
			378,471
		Machinery - Diversified: 0.4%
1,600		Deere & Co.	112,912
			112,912
		Media: 1.1%
4,700	@	DIRECTV Group, Inc.	132,587
3,199		News Corp. - Class A	45,298
5,250		Walt Disney Co.	169,838
			347,723
		Mining: 0.4%
1,300		Freeport-McMoRan Copper & Gold, Inc.	116,116
			116,116
		Miscellaneous Manufacturing: 5.0%
3,500		Cooper Industries Ltd.	166,740
4,700		Dover Corp.	232,086
1,350		Eaton Corp.	98,793
19,200		General Electric Co.	539,520
2,800		Honeywell International, Inc.	140,476
4,000		Leggett & Platt, Inc.	89,240
2,550		Parker Hannifin Corp.	163,379
3,400		Textron, Inc.	139,740
			1,569,974
		Office/Business Equipment: 0.7%
5,000		Pitney Bowes, Inc.	170,750
4,100		Xerox Corp.	57,113
			227,863
		Oil & Gas: 13.3%
2,800		Anadarko Petroleum Corp.	172,844
2,100		Apache Corp.	240,198
9,615		Chevron Corp.	829,967
7,409		ConocoPhillips	611,317
1,900		Devon Energy Corp.	193,895
19,000		ExxonMobil Corp.	1,520,190
1,300		Hess Corp.	136,123
1,100		Murphy Oil Corp.	86,383
4,960		Occidental Petroleum Corp.	393,626
			4,184,543
		Oil & Gas Services: 0.8%
2,300		Baker Hughes, Inc.	184,023
800	@	National Oilwell Varco, Inc.	58,984
			243,007
		Packaging & Containers: 0.4%
2,500		Ball Corp.	114,800
			114,800
		Pharmaceuticals: 5.2%
1,100		AmerisourceBergen Corp.	45,111
3,100		Eli Lilly & Co.	144,615
2,300	@	Express Scripts, Inc.	168,843
4,100	@	Forest Laboratories, Inc.	146,329
1,900	@	King Pharmaceuticals, Inc.	21,736
10,700		Merck & Co., Inc.	381,669
4,100		Pfizer, Inc.	78,351
8,700		Schering-Plough Corp.	168,780
11,200		Wyeth	484,736
			1,640,170
		Pipelines: 0.3%
3,200		Spectra Energy Corp.	84,672
			84,672
		Retail: 6.4%
400		Abercrombie & Fitch Co.	20,980
1,000	@	Autozone, Inc.	137,230
3,700		Best Buy Co., Inc.	165,649
2,000	@	Big Lots, Inc.	59,140
600		CVS Caremark Corp.	21,960
3,800		Family Dollar Stores, Inc.	94,696
3,500	@	GameStop Corp.	153,545
6,300		Gap, Inc.	122,535
5,600		Limited Brands, Inc.	116,480
6,450		McDonald’s Corp.	399,900
3,100		RadioShack Corp.	58,931
5,900		TJX Cos., Inc.	213,816
7,600		Wal-Mart Stores, Inc.	448,932
			2,013,794
		Savings & Loans: 0.7%
12,500		Hudson City Bancorp., Inc.	230,500
			230,500
		Semiconductors: 2.7%
11,200		Intel Corp.	256,144
6,000	@	LSI Logic Corp.	39,900
5,200		National Semiconductor Corp.	111,436

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
2,900	@	QLogic Corp.	$54,172
14,300		Texas Instruments, Inc.	350,493
1,200		Xilinx, Inc.	31,176
			843,321
		Software: 4.1%
1,500	@	Autodesk, Inc.	53,295
3,700		CA, Inc.	88,467
4,300		Fidelity National Information Services, Inc.	93,955
3,900	@	Fiserv, Inc.	202,254
4,700		IMS Health, Inc.	104,434
20,250	S	Microsoft Corp.	552,623
8,300	@	Oracle Corp.	182,019
			1,277,047
		Telecommunications: 4.6%
13,472		AT&T, Inc.	430,969
1,800		CenturyTel, Inc.	69,534
17,050	@	Cisco Systems, Inc.	410,053
1,100		Corning, Inc.	22,594
1,800		Embarq Corp.	84,888
3,100	@	JDS Uniphase Corp.	31,496
7,350		Verizon Communications, Inc.	258,132
11,200		Windstream Corp.	139,104
			1,446,770
		Toys/Games/Hobbies: 0.4%
3,400		Hasbro, Inc.	127,160
			127,160
		Transportation: 0.3%
1,500		Ryder System, Inc.	96,780
			96,780
		Total Common Stock
		(Cost $26,858,116)	30,245,167
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Hotels: 0.5%
11,600		Host Hotels & Resorts, Inc.	165,880
			165,880
		Storage: 0.3%
1,100		Public Storage, Inc.	97,152
			97,152
		Total Real Estate Investment Trusts
		(Cost $255,330)	263,032
		Total Long-Term Investments
		(Cost $27,113,446)	30,508,199
SHORT-TERM INVESTMENTS: 2.9%
		Affiliated Mutual Fund: 2.6%
800,000	S	ING Institutional Prime Money Market Fund	800,000
		Total Mutual Fund
		(Cost $800,000)	800,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$103,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $103,024 to be received upon repurchase (Collateralized by $108,000 Federal Home Loan Bank, Discount Note, Market Value $106,002, due 04/20/09)		$103,000
		Total Repurchase Agreement
		(Cost $103,000)		103,000
		Total Short-Term Investments
		(Cost $903,000)		903,000
		Total Investments in Securities
		(Cost $28,016,446)*	100.1%	$31,411,199
		Other Assets and Liabilities — Net	(0.1)	(17,041)
		Net Assets	100.0%	$31,394,158

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $28,896,247.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,619,361
		Gross Unrealized Depreciation		(1,104,409)
		Net Unrealized Appreciation		$2,514,952

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund III Open Futures Contracts on August 31, 2008

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	15	09/19/08	$9,404
			$9,404

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$27,285,614	$9,404
Level 2- Other Significant Observable Inputs	4,125,585	—
Level 3- Significant Unobservable Inputs	—	—
Total	$31,411,199	$9,404

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Advertising: 0.5%
26,000	@	Interpublic Group of Cos., Inc.	$244,400
2,700		Omnicom Group	114,453
			358,853
		Aerospace/Defense: 2.9%
11,300		Boeing Co.	740,828
6,900		Goodrich Corp.	353,625
5,800		Lockheed Martin Corp.	675,352
4,253		Northrop Grumman Corp.	292,819
			2,062,624
		Agriculture: 2.1%
12,800		Altria Group, Inc.	269,184
3,200		Archer-Daniels-Midland Co.	81,472
12,900		Philip Morris International, Inc.	692,730
8,040		Reynolds American, Inc.	425,959
			1,469,345
		Apparel: 0.3%
2,500		VF Corp.	198,125
			198,125
		Auto Parts & Equipment: 0.7%
16,100		Johnson Controls, Inc.	497,812
			497,812
		Banks: 6.1%
27,357		Bank of America Corp.	851,897
12,200		Bank of New York Mellon Corp.	422,242
30,100		BB&T Corp.	903,000
1,300		Capital One Financial Corp.	57,382
3,500		M&T Bank Corp.	249,690
5,100		Northern Trust Corp.	409,989
6,200		PNC Financial Services Group, Inc.	446,090
13,988		Regions Financial Corp.	129,669
8,100		State Street Corp.	548,127
4,400		SunTrust Bank	184,316
5,900		Zions Bancorp.	158,356
			4,360,758
		Beverages: 2.6%
4,600		Anheuser-Busch Cos., Inc.	312,156
21,800		Coca-Cola Co.	1,135,126
5,500	@	Constellation Brands, Inc.	116,105
1,800		Molson Coors Brewing Co.	85,770
7,950		Pepsi Bottling Group, Inc.	235,161
			1,884,318
		Biotechnology: 1.4%
11,300	@	Amgen, Inc.	710,205
5,200	@	Biogen Idec, Inc.	264,836
			975,041
		Chemicals: 1.3%
360		CF Industries Holdings, Inc.	54,864
1,100		EI Du Pont de Nemours & Co.	48,884
2,300		Monsanto Co.	262,775
7,800		PPG Industries, Inc.	490,308
797		Rohm & Haas Co.	59,815
			916,646
		Commercial Services: 1.4%
4,000	@	Apollo Group, Inc. - Class A	254,720
15,700		H&R Block, Inc.	400,978
1,300		Robert Half International, Inc.	33,280
9,800		RR Donnelley & Sons Co.	273,224
			962,202
		Computers: 6.7%
5,300	@	Affiliated Computer Services, Inc.	282,172
2,500	@	Apple, Inc.	423,825
31,740	@	Dell, Inc.	689,710
7,300	@	EMC Corp.	111,544
32,750		Hewlett-Packard Co.	1,536,623
12,200		International Business Machines Corp.	1,485,106
5,250	@	Lexmark International, Inc.	188,843
2,000	@	Teradata Corp.	49,140
			4,766,963
		Cosmetics/Personal Care: 2.0%
19,955		Procter & Gamble Co.	1,392,260
			1,392,260
		Diversified Financial Services: 3.4%
7,200		Charles Schwab Corp.	172,728
400		CME Group, Inc.	134,152

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
8,200		Discover Financial Services	$134,890
6,300		Federal National Mortgage Association	43,092
6,050		Goldman Sachs Group, Inc.	992,019
700	@	IntercontinentalExchange, Inc.	61,621
2,400		Invesco Ltd.	61,512
13,800		JPMorgan Chase & Co.	531,162
3,400		NYSE Euronext	138,006
8,700	@	SLM Corp.	143,637
			2,412,819
		Electric: 3.3%
26,000	@	AES Corp.	396,760
10,900		Centerpoint Energy, Inc.	173,092
8,900		Dominion Resources, Inc.	387,417
9,500		DTE Energy Co.	400,520
17,900		Edison International	821,968
3,600		Public Service Enterprise Group, Inc.	146,772
			2,326,529
		Electronics: 1.6%
6,600	@	Agilent Technologies, Inc.	229,416
1,200		Applied Biosystems, Inc.	43,788
10,100		Jabil Circuit, Inc.	170,286
2,300	@	Thermo Electron Corp.	139,288
8,600	@@	Tyco Electronics Ltd.	283,026
3,848	@	Waters Corp.	262,626
			1,128,430
		Engineering & Construction: 0.3%
2,200		Fluor Corp.	176,286
			176,286
		Environmental Control: 0.0%
2,200	@	Allied Waste Industries, Inc.	29,568
			29,568
		Food: 1.1%
38,900		Sara Lee Corp.	525,150
5,300		Supervalu, Inc.	122,907
1,500		WM Wrigley Jr. Co.	119,220
			767,277
		Hand/Machine Tools: 0.5%
2,800		Black & Decker Corp.	177,100
3,400		Snap-On, Inc.	193,868
			370,968
		Healthcare - Products: 2.1%
6,350		Johnson & Johnson	447,231
11,500		Medtronic, Inc.	627,900
9,700	@	St. Jude Medical, Inc.	444,551
			1,519,682
		Healthcare - Services: 1.5%
4,320		Aetna, Inc.	186,365
11,400		Cigna Corp.	477,432
4,500		Quest Diagnostics	243,225
3,300	@	WellPoint, Inc.	174,207
			1,081,229
		Home Builders: 0.1%
7,700		Lennar Corp.	101,255
			101,255
		Household Products/Wares: 0.5%
6,300		Clorox Co.	372,330
			372,330
		Insurance: 4.7%
14,600		Aflac, Inc.	827,820
2,300		AON Corp.	109,227
1,900		Assurant, Inc.	111,017
9,360		Chubb Corp.	449,374
700		Hartford Financial Services Group, Inc.	44,156
16,830		Metlife, Inc.	912,186
4,100		Progressive Corp.	75,727
2,200		Prudential Financial, Inc.	162,162
1,900		Torchmark Corp.	113,506
8,730		Travelers Cos., Inc.	385,517
5,700		UnumProvident Corp.	144,837
			3,335,529
		Internet: 0.8%
4,000	@	eBay, Inc.	99,720
6,000	@	Expedia, Inc.	105,960
200	@	Google, Inc. - Class A	92,658
13,150	@	Symantec Corp.	293,377
			591,715
		Iron/Steel: 0.9%
2,700		AK Steel Holding Corp.	142,047
7,400		Nucor Corp.	388,500
950		United States Steel Corp.	126,417
			656,964

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.2%
8,900		Caterpillar, Inc.	$629,497
4,400	@	Terex Corp.	221,276
			850,773
		Machinery - Diversified: 0.4%
3,700		Deere & Co.	261,109
			261,109
		Media: 1.1%
11,000	@	DIRECTV Group, Inc.	310,310
7,485		News Corp. - Class A	105,988
12,350		Walt Disney Co.	399,523
			815,821
		Mining: 0.4%
3,040		Freeport-McMoRan Copper & Gold, Inc.	271,533
			271,533
		Miscellaneous Manufacturing: 5.0%
8,100		Cooper Industries Ltd.	385,884
10,400		Dover Corp.	513,552
3,400		Eaton Corp.	248,812
43,150		General Electric Co.	1,212,515
6,600		Honeywell International, Inc.	331,122
9,200		Leggett & Platt, Inc.	205,252
5,975		Parker Hannifin Corp.	382,818
7,400		Textron, Inc.	304,140
			3,584,095
		Office/Business Equipment: 0.7%
11,400		Pitney Bowes, Inc.	389,310
9,400		Xerox Corp.	130,942
			520,252
		Oil & Gas: 13.5%
5,900		Anadarko Petroleum Corp.	364,207
4,900		Apache Corp.	560,462
22,003	S	Chevron Corp.	1,899,299
17,001		ConocoPhillips	1,402,753
4,600		Devon Energy Corp.	469,430
43,750		ExxonMobil Corp.	3,500,438
2,900		Hess Corp.	303,659
2,700		Murphy Oil Corp.	212,031
11,580		Occidental Petroleum Corp.	918,989
			9,631,268
		Oil & Gas Services: 0.8%
5,300		Baker Hughes, Inc.	424,053
1,900	@	National Oilwell Varco, Inc.	140,087
			564,140
		Packaging & Containers: 0.4%
6,000		Ball Corp.	275,520
			275,520
		Pharmaceuticals: 5.3%
2,500		AmerisourceBergen Corp.	102,525
7,400		Eli Lilly & Co.	345,210
5,400	@	Express Scripts, Inc.	396,414
9,500	@	Forest Laboratories, Inc.	339,055
4,400	@	King Pharmaceuticals, Inc.	50,336
23,950		Merck & Co., Inc.	854,297
9,500		Pfizer, Inc.	181,545
19,900		Schering-Plough Corp.	386,060
25,600		Wyeth	1,107,968
			3,763,410
		Pipelines: 0.3%
7,600		Spectra Energy Corp.	201,096
			201,096
		Retail: 6.5%
900		Abercrombie & Fitch Co.	47,205
2,400	@	Autozone, Inc.	329,352
8,750		Best Buy Co., Inc.	391,738
4,800	@	Big Lots, Inc.	141,936
1,500		CVS Caremark Corp.	54,900
7,700		Family Dollar Stores, Inc.	191,884
8,100	@	GameStop Corp.	355,347
14,700		Gap, Inc.	285,915
13,200		Limited Brands, Inc.	274,560
14,900		McDonald’s Corp.	923,800
7,100		RadioShack Corp.	134,971
13,400		TJX Cos., Inc.	485,616
17,500		Wal-Mart Stores, Inc.	1,033,725
			4,650,949
		Savings & Loans: 0.7%
28,600		Hudson City Bancorp., Inc.	527,384
			527,384
		Semiconductors: 2.7%
25,800		Intel Corp.	590,046
13,800	@	LSI Logic Corp.	91,770
11,900		National Semiconductor Corp.	255,017

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
6,800	@	QLogic Corp.	$127,024
32,000		Texas Instruments, Inc.	784,320
2,600		Xilinx, Inc.	67,548
			1,915,725
		Software: 4.1%
3,400	@	Autodesk, Inc.	120,802
8,700		CA, Inc.	208,017
10,000		Fidelity National Information Services, Inc.	218,500
9,000	@	Fiserv, Inc.	466,740
10,900		IMS Health, Inc.	242,198
46,350		Microsoft Corp.	1,264,892
19,160	@	Oracle Corp.	420,179
			2,941,328
		Telecommunications: 4.7%
30,876		AT&T, Inc.	987,723
4,250		CenturyTel, Inc.	164,178
39,100	@	Cisco Systems, Inc.	940,355
2,500		Corning, Inc.	51,350
4,200		Embarq Corp.	198,072
7,200	@	JDS Uniphase Corp.	73,152
17,050		Verizon Communications, Inc.	598,796
26,200		Windstream Corp.	325,404
			3,339,030
		Toys/Games/Hobbies: 0.4%
7,300		Hasbro, Inc.	273,020
			273,020
		Transportation: 0.3%
3,600		Ryder System, Inc.	232,272
			232,272
		Total Common Stock
		(Cost $58,131,791)	69,334,253
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Hotels: 0.6%
26,700		Host Hotels & Resorts, Inc.	381,810
			381,810
		Storage: 0.3%
2,600		Public Storage, Inc.	229,632
			229,632
		Total Real Estate Investment Trusts
		(Cost $595,100)	611,442
		Total Long-Term Investments
		(Cost $58,726,891)	69,945,695
SHORT-TERM INVESTMENTS: 1.9%
		Affiliated Mutual Fund: 1.6%
1,125,000		ING Institutional Prime Money Market Fund	1,125,000
		Total Mutual Fund
		(Cost $1,125,000)	1,125,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$222,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $222,052 to be received upon repurchase (Collateralized by $231,000 Federal Home Loan Bank, Discount Note, Market Value $226,727, due 04/20/09)		$222,000
		Total Repurchase Agreement
		(Cost $222,000)		222,000
		Total Short-Term Investments
		(Cost $1,347,000)		1,347,000
		Total Investments in Securities
		(Cost $60,073,891)*	100.1%	$71,292,695
		Other Assets and Liabilities — Net	(0.1)	(42,812)
		Net Assets	100.0%	$71,249,883

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $61,385,839.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,961,945
		Gross Unrealized Depreciation		(2,055,089)
		Net Unrealized Appreciation		$9,906,856

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund IV Open Futures Contracts on August 31, 2008

	Number		Unrealized Appreciation/
Contract Description	of Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	23	09/19/08	$18,232
			$18,232

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$61,861,035	$18,232
Level 2- Other Significant Observable Inputs	9,431,660	—
Level 3- Significant Unobservable Inputs	—	—
Total	$71,292,695	$18,232

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.9%
		Advertising: 0.5%
26,600	@	Interpublic Group of Cos., Inc.	$250,040
2,800		Omnicom Group	118,692
			368,732
		Aerospace/Defense: 3.0%
11,500		Boeing Co.	753,940
7,100		Goodrich Corp.	363,875
5,970		Lockheed Martin Corp.	695,147
4,717		Northrop Grumman Corp.	324,765
			2,137,727
		Agriculture: 2.1%
13,150		Altria Group, Inc.	276,545
3,300		Archer-Daniels-Midland Co.	84,018
13,250		Philip Morris International, Inc.	711,525
8,130		Reynolds American, Inc.	430,727
			1,502,815
		Apparel: 0.3%
2,500		VF Corp.	198,125
			198,125
		Auto Parts & Equipment: 0.7%
16,150		Johnson Controls, Inc.	499,358
			499,358
		Banks: 6.2%
28,025		Bank of America Corp.	872,699
13,100		Bank of New York Mellon Corp.	453,391
30,800		BB&T Corp.	924,000
1,379		Capital One Financial Corp.	60,869
3,600		M&T Bank Corp.	256,824
5,200		Northern Trust Corp.	418,028
6,400		PNC Financial Services Group, Inc.	460,480
14,351		Regions Financial Corp.	133,034
8,300		State Street Corp.	561,661
4,500		SunTrust Bank	188,505
6,900		Zions Bancorp.	185,196
			4,514,687
		Beverages: 2.7%
4,700		Anheuser-Busch Cos., Inc.	318,942
22,300		Coca-Cola Co.	1,161,161
5,600	@	Constellation Brands, Inc.	118,216
1,800		Molson Coors Brewing Co.	85,770
8,350		Pepsi Bottling Group, Inc.	246,993
			1,931,082
		Biotechnology: 1.4%
11,550	@	Amgen, Inc.	725,918
5,400	@	Biogen Idec, Inc.	275,022
			1,000,940
		Chemicals: 1.3%
370		CF Industries Holdings, Inc.	56,388
1,150		EI Du Pont de Nemours & Co.	51,106
2,300		Monsanto Co.	262,775
8,000		PPG Industries, Inc.	502,880
797		Rohm & Haas Co.	59,815
			932,964
		Commercial Services: 1.4%
4,100	@	Apollo Group, Inc. - Class A	261,088
16,000		H&R Block, Inc.	408,640
1,500		Robert Half International, Inc.	38,400
9,850		RR Donnelley & Sons Co.	274,618
			982,746
		Computers: 6.7%
5,450	@	Affiliated Computer Services, Inc.	290,158
2,550	@	Apple, Inc.	432,302
32,480	@	Dell, Inc.	705,790
7,500	@	EMC Corp.	114,600
33,550		Hewlett-Packard Co.	1,574,159
12,450		International Business Machines Corp.	1,515,539
5,350	@	Lexmark International, Inc.	192,440
2,000	@	Teradata Corp.	49,140
			4,874,128
		Cosmetics/Personal Care: 2.0%
20,725		Procter & Gamble Co.	1,445,983
			1,445,983
		Diversified Financial Services: 3.4%
7,400		Charles Schwab Corp.	177,526
400		CME Group, Inc.	134,152

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
8,300		Discover Financial Services	$136,535
6,400		Federal National Mortgage Association	43,776
6,200		Goldman Sachs Group, Inc.	1,016,614
700	@	IntercontinentalExchange, Inc.	61,621
2,400		Invesco Ltd.	61,512
14,500		JPMorgan Chase & Co.	558,105
3,500		NYSE Euronext	142,065
8,900	@	SLM Corp.	146,939
			2,478,845
		Electric: 3.3%
26,600	@	AES Corp.	405,916
11,200		Centerpoint Energy, Inc.	177,856
9,100		Dominion Resources, Inc.	396,123
9,700		DTE Energy Co.	408,952
18,400		Edison International	844,928
3,600		Public Service Enterprise Group, Inc.	146,772
			2,380,547
		Electronics: 1.6%
6,700	@	Agilent Technologies, Inc.	232,892
1,200		Applied Biosystems, Inc.	43,788
10,300		Jabil Circuit, Inc.	173,658
2,300	@	Thermo Electron Corp.	139,288
8,775	@@	Tyco Electronics Ltd.	288,785
3,913	@	Waters Corp.	267,062
			1,145,473
		Engineering & Construction: 0.3%
2,300		Fluor Corp.	184,299
			184,299
		Environmental Control: 0.0%
2,200	@	Allied Waste Industries, Inc.	29,568
			29,568
		Food: 1.1%
39,800		Sara Lee Corp.	537,300
5,400		Supervalu, Inc.	125,226
1,500		WM Wrigley Jr. Co.	119,220
			781,746
		Hand/Machine Tools: 0.5%
2,900		Black & Decker Corp.	183,425
3,450		Snap-On, Inc.	196,719
			380,144
		Healthcare - Products: 2.1%
6,450		Johnson & Johnson	454,274
11,700		Medtronic, Inc.	638,820
9,950	@	St. Jude Medical, Inc.	456,009
			1,549,103
		Healthcare - Services: 1.5%
4,360		Aetna, Inc.	188,090
11,700		Cigna Corp.	489,996
4,600		Quest Diagnostics	248,630
3,400	@	WellPoint, Inc.	179,486
			1,106,202
		Home Builders: 0.1%
7,900		Lennar Corp.	103,885
			103,885
		Household Products/Wares: 0.5%
6,200		Clorox Co.	366,420
			366,420
		Insurance: 4.7%
14,900		Aflac, Inc.	844,830
2,300		AON Corp.	109,227
2,000		Assurant, Inc.	116,860
9,580		Chubb Corp.	459,936
750		Hartford Financial Services Group, Inc.	47,310
17,320		Metlife, Inc.	938,744
4,200		Progressive Corp.	77,574
2,200		Prudential Financial, Inc.	162,162
1,900		Torchmark Corp.	113,506
8,600		Travelers Cos., Inc.	379,776
5,900		UnumProvident Corp.	149,919
			3,399,844
		Internet: 0.9%
4,300	@	eBay, Inc.	107,199
6,150	@	Expedia, Inc.	108,609
250	@	Google, Inc. - Class A	115,823
13,169	@	Symantec Corp.	293,800
			625,431
		Iron/Steel: 0.9%
2,700		AK Steel Holding Corp.	142,047
7,500		Nucor Corp.	393,750
940		United States Steel Corp.	125,086
			660,883

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.2%
9,350		Caterpillar, Inc.	$661,326
4,500	@	Terex Corp.	226,305
			887,631
		Machinery - Diversified: 0.4%
3,800		Deere & Co.	268,166
			268,166
		Media: 1.2%
11,200	@	DIRECTV Group, Inc.	315,952
7,667		News Corp. - Class A	108,565
12,600		Walt Disney Co.	407,610
			832,127
		Mining: 0.4%
3,114		Freeport-McMoRan Copper & Gold, Inc.	278,142
			278,142
		Miscellaneous Manufacturing: 5.0%
8,300		Cooper Industries Ltd.	395,412
10,700		Dover Corp.	528,366
3,300		Eaton Corp.	241,494
44,150		General Electric Co.	1,240,615
6,200		Honeywell International, Inc.	311,054
9,400		Leggett & Platt, Inc.	209,714
6,050		Parker Hannifin Corp.	387,624
7,600		Textron, Inc.	312,360
			3,626,639
		Office/Business Equipment: 0.7%
11,700		Pitney Bowes, Inc.	399,555
9,600		Xerox Corp.	133,728
			533,283
		Oil & Gas: 13.6%
6,100		Anadarko Petroleum Corp.	376,553
5,000		Apache Corp.	571,900
22,511		Chevron Corp.	1,943,150
17,397		ConocoPhillips	1,435,426
4,700		Devon Energy Corp.	479,635
44,800	S	ExxonMobil Corp.	3,584,448
3,000		Hess Corp.	314,130
2,800		Murphy Oil Corp.	219,884
11,800		Occidental Petroleum Corp.	936,448
			9,861,574
		Oil & Gas Services: 0.8%
5,400		Baker Hughes, Inc.	432,054
2,000	@	National Oilwell Varco, Inc.	147,460
			579,514
		Packaging & Containers: 0.3%
5,500		Ball Corp.	252,560
			252,560
		Pharmaceuticals: 5.3%
2,500		AmerisourceBergen Corp.	102,525
7,550		Eli Lilly & Co.	352,208
5,400	@	Express Scripts, Inc.	396,414
9,600	@	Forest Laboratories, Inc.	342,624
4,500	@	King Pharmaceuticals, Inc.	51,480
24,550		Merck & Co., Inc.	875,699
9,700		Pfizer, Inc.	185,367
20,400		Schering-Plough Corp.	395,760
26,300		Wyeth	1,138,264
			3,840,341
		Pipelines: 0.3%
7,800		Spectra Energy Corp.	206,388
			206,388
		Retail: 6.6%
900		Abercrombie & Fitch Co.	47,205
2,400	@	Autozone, Inc.	329,352
8,885		Best Buy Co., Inc.	397,781
5,100	@	Big Lots, Inc.	150,807
1,500		CVS Caremark Corp.	54,900
7,900		Family Dollar Stores, Inc.	196,868
8,200	@	GameStop Corp.	359,734
14,800		Gap, Inc.	287,860
13,500		Limited Brands, Inc.	280,800
15,250		McDonald’s Corp.	945,500
7,300		RadioShack Corp.	138,773
13,700		TJX Cos., Inc.	496,488
17,900		Wal-Mart Stores, Inc.	1,057,353
			4,743,421
		Savings & Loans: 0.7%
29,300		Hudson City Bancorp., Inc.	540,292
			540,292
		Semiconductors: 2.7%
26,350		Intel Corp.	602,625
14,100	@	LSI Logic Corp.	93,765
12,800		National Semiconductor Corp.	274,304

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
6,900	@	QLogic Corp.	$128,892
32,800		Texas Instruments, Inc.	803,928
2,700		Xilinx, Inc.	70,146
			1,973,660
		Software: 4.1%
3,450	@	Autodesk, Inc.	122,579
8,750		CA, Inc.	209,213
10,200		Fidelity National Information Services, Inc.	222,870
9,200	@	Fiserv, Inc.	477,112
11,000		IMS Health, Inc.	244,420
47,450		Microsoft Corp.	1,294,911
19,590	@	Oracle Corp.	429,609
			3,000,714
		Telecommunications: 4.7%
31,548		AT&T, Inc.	1,009,221
4,400		CenturyTel, Inc.	169,972
40,000	@	Cisco Systems, Inc.	962,000
2,550		Corning, Inc.	52,377
4,300		Embarq Corp.	202,788
7,300	@	JDS Uniphase Corp.	74,168
17,400		Verizon Communications, Inc.	611,088
25,200		Windstream Corp.	312,984
			3,394,598
		Toys/Games/Hobbies: 0.4%
7,500		Hasbro, Inc.	280,500
			280,500
		Transportation: 0.3%
3,600		Ryder System, Inc.	232,272
			232,272
		Total Common Stock
		(Cost $71,763,049)	70,913,499
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Hotels: 0.6%
27,400		Host Hotels & Resorts, Inc.	391,820
			391,820
		Storage: 0.3%
2,600		Public Storage, Inc.	229,632
			229,632
		Total Real Estate Investment Trusts
		(Cost $604,216)	621,452
		Total Long-Term Investments
		(Cost $72,367,265)	71,534,951
SHORT-TERM INVESTMENTS: 1.8%
		Affiliated Mutual Fund: 1.5%
1,125,000		ING Institutional Prime Money Market Fund	1,125,000
		Total Mutual Fund
		(Cost $1,125,000)	1,125,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$227,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $227,053 to be received upon repurchase (Collateralized by $236,000 Federal Home Loan Bank, Discount Note, Market Value $231,634, due 04/20/09)		$227,000
		Total Repurchase Agreement
		(Cost $227,000)		227,000
		Total Short-Term Investments
		(Cost $1,352,000)		1,352,000
		Total Investments in Securities
		(Cost $73,719,265)*	100.6%	$72,886,951
		Other Assets and Liabilities — Net	(0.6)	(464,356)
		Net Assets	100.0%	$72,422,595

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $75,778,095.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,136,730
		Gross Unrealized Depreciation		(4,027,874)
		Net Unrealized Depreciation		$(2,891,144)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund V Open Futures Contracts on August 31, 2008

	Number		Unrealized Appreciation/
Contract Description	of Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	18	09/19/08	$9,120
			$9,120

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$63,205,870	$9,120
Level 2- Other Significant Observable Inputs	9,681,081	—
Level 3- Significant Unobservable Inputs	—	—
Total	$72,886,951	$9,120

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VI	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Advertising: 0.5%
27,600	@	Interpublic Group of Cos., Inc.	$259,440
2,900		Omnicom Group	122,931
			382,371
		Aerospace/Defense: 2.9%
12,000		Boeing Co.	786,720
7,300		Goodrich Corp.	374,125
5,930		Lockheed Martin Corp.	690,489
4,627		Northrop Grumman Corp.	318,569
			2,169,903
		Agriculture: 2.1%
13,600		Altria Group, Inc.	286,008
3,460		Archer-Daniels-Midland Co.	88,092
13,700		Philip Morris International, Inc.	735,690
8,620		Reynolds American, Inc.	456,688
			1,566,478
		Apparel: 0.3%
2,700		VF Corp.	213,975
			213,975
		Auto Parts & Equipment: 0.7%
16,650		Johnson Controls, Inc.	514,818
			514,818
		Banks: 6.1%
29,169		Bank of America Corp.	908,323
13,200		Bank of New York Mellon Corp.	456,852
32,000		BB&T Corp.	960,000
1,342		Capital One Financial Corp.	59,236
3,700		M&T Bank Corp.	263,958
5,400		Northern Trust Corp.	434,106
6,600		PNC Financial Services Group, Inc.	474,870
15,114		Regions Financial Corp.	140,107
8,600		State Street Corp.	581,962
4,700		SunTrust Bank	196,883
6,300		Zions Bancorp.	169,092
			4,645,389
		Beverages: 2.6%
5,000		Anheuser-Busch Cos., Inc.	339,300
23,150		Coca-Cola Co.	1,205,421
5,900	@	Constellation Brands, Inc.	124,549
1,900		Molson Coors Brewing Co.	90,535
7,950		Pepsi Bottling Group, Inc.	235,161
			1,994,966
		Biotechnology: 1.4%
11,950	@	Amgen, Inc.	751,058
5,600	@	Biogen Idec, Inc.	285,208
			1,036,266
		Chemicals: 1.3%
380		CF Industries Holdings, Inc.	57,912
1,200		EI Du Pont de Nemours & Co.	53,328
2,480		Monsanto Co.	283,340
8,300		PPG Industries, Inc.	521,738
821		Rohm & Haas Co.	61,616
			977,934
		Commercial Services: 1.3%
4,300	@	Apollo Group, Inc. - Class A	273,824
16,900		H&R Block, Inc.	431,626
1,600		Robert Half International, Inc.	40,960
9,500		RR Donnelley & Sons Co.	264,860
			1,011,270
		Computers: 6.7%
5,600	@	Affiliated Computer Services, Inc.	298,144
2,600	@	Apple, Inc.	440,778
33,740	@	Dell, Inc.	733,170
7,800	@	EMC Corp.	119,184
34,750		Hewlett-Packard Co.	1,630,463
12,950		International Business Machines Corp.	1,576,404
5,550	@	Lexmark International, Inc.	199,634
1,800	@	Teradata Corp.	44,226
			5,042,003
		Cosmetics/Personal Care: 1.9%
21,116		Procter & Gamble Co.	1,473,263
			1,473,263
		Diversified Financial Services: 3.4%
7,700		Charles Schwab Corp.	184,723
400		CME Group, Inc.	134,152

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VI	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
8,825		Discover Financial Services	$145,171
8,150		Federal National Mortgage Association	55,746
6,400		Goldman Sachs Group, Inc.	1,049,408
800	@	IntercontinentalExchange, Inc.	70,424
2,540		Invesco Ltd.	65,100
14,700		JPMorgan Chase & Co.	565,803
3,590		NYSE Euronext	145,718
9,300	@	SLM Corp.	153,543
			2,569,788
		Electric: 3.3%
27,600	@	AES Corp.	421,176
11,600		Centerpoint Energy, Inc.	184,208
9,400		Dominion Resources, Inc.	409,182
10,200		DTE Energy Co.	430,032
19,100		Edison International	877,072
3,700		Public Service Enterprise Group, Inc.	150,849
			2,472,519
		Electronics: 1.6%
7,050	@	Agilent Technologies, Inc.	245,058
1,300		Applied Biosystems, Inc.	47,437
11,800		Jabil Circuit, Inc.	198,948
2,450	@	Thermo Electron Corp.	148,372
9,150	@@	Tyco Electronics Ltd.	301,127
4,109	@	Waters Corp.	280,439
			1,221,381
		Engineering & Construction: 0.3%
2,400		Fluor Corp.	192,312
			192,312
		Environmental Control: 0.0%
2,400	@	Allied Waste Industries, Inc.	32,256
			32,256
		Food: 1.1%
41,300		Sara Lee Corp.	557,550
5,700		Supervalu, Inc.	132,183
1,600		WM Wrigley Jr. Co.	127,168
			816,901
		Hand/Machine Tools: 0.5%
3,000		Black & Decker Corp.	189,750
3,600		Snap-On, Inc.	205,272
			395,022
		Healthcare - Products: 2.1%
6,850		Johnson & Johnson	482,446
12,200		Medtronic, Inc.	666,120
9,700	@	St. Jude Medical, Inc.	444,551
			1,593,117
		Healthcare - Services: 1.5%
4,660		Aetna, Inc.	201,032
12,100		Cigna Corp.	506,748
4,800		Quest Diagnostics	259,440
3,500	@	WellPoint, Inc.	184,765
			1,151,985
		Home Builders: 0.1%
8,200		Lennar Corp.	107,830
			107,830
		Household Products/Wares: 0.5%
6,800		Clorox Co.	401,880
			401,880
		Insurance: 4.7%
15,450		Aflac, Inc.	876,015
2,400		AON Corp.	113,976
2,100		Assurant, Inc.	122,703
9,880		Chubb Corp.	474,339
750		Hartford Financial Services Group, Inc.	47,310
17,910		Metlife, Inc.	970,722
4,400		Progressive Corp.	81,268
2,360		Prudential Financial, Inc.	173,956
2,000		Torchmark Corp.	119,480
9,410		Travelers Cos., Inc.	415,546
6,100		UnumProvident Corp.	155,001
			3,550,316
		Internet: 0.8%
4,850	@	eBay, Inc.	120,911
6,300	@	Expedia, Inc.	111,258
200	@	Google, Inc. - Class A	92,658
14,088	@	Symantec Corp.	314,303
			639,130
		Iron/Steel: 0.9%
2,900		AK Steel Holding Corp.	152,569
7,900		Nucor Corp.	414,750
1,000		United States Steel Corp.	133,070
			700,389

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VI	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.2%
9,500		Caterpillar, Inc.	$671,935
4,700	@	Terex Corp.	236,363
			908,298
		Machinery - Diversified: 0.4%
4,000		Deere & Co.	282,280
			282,280
		Media: 1.2%
11,800	@	DIRECTV Group, Inc.	332,878
7,928		News Corp. - Class A	112,260
13,300		Walt Disney Co.	430,255
			875,393
		Mining: 0.4%
3,231		Freeport-McMoRan Copper & Gold, Inc.	288,593
			288,593
		Miscellaneous Manufacturing: 5.0%
8,600		Cooper Industries Ltd.	409,704
11,100		Dover Corp.	548,118
3,750		Eaton Corp.	274,425
45,850		General Electric Co.	1,288,385
6,500		Honeywell International, Inc.	326,105
10,100		Leggett & Platt, Inc.	225,331
6,400		Parker Hannifin Corp.	410,048
7,900		Textron, Inc.	324,690
			3,806,806
		Office/Business Equipment: 0.7%
12,200		Pitney Bowes, Inc.	416,630
10,000		Xerox Corp.	139,300
			555,930
		Oil & Gas: 13.5%
6,300		Anadarko Petroleum Corp.	388,899
5,300		Apache Corp.	606,214
23,393		Chevron Corp.	2,019,284
18,064		ConocoPhillips	1,490,461
5,000		Devon Energy Corp.	510,250
46,450	S	ExxonMobil Corp.	3,716,465
3,100		Hess Corp.	324,601
2,900		Murphy Oil Corp.	227,737
12,000		Occidental Petroleum Corp.	952,320
			10,236,231
		Oil & Gas Services: 0.8%
5,600		Baker Hughes, Inc.	448,056
2,000	@	National Oilwell Varco, Inc.	147,460
			595,516
		Packaging & Containers: 0.3%
5,750		Ball Corp.	264,040
			264,040
		Pharmaceuticals: 5.3%
2,600		AmerisourceBergen Corp.	106,626
8,000		Eli Lilly & Co.	373,200
5,820	@	Express Scripts, Inc.	427,246
10,200	@	Forest Laboratories, Inc.	364,038
4,854	@	King Pharmaceuticals, Inc.	55,530
25,450		Merck & Co., Inc.	907,802
10,100		Pfizer, Inc.	193,011
21,200		Schering-Plough Corp.	411,280
27,300		Wyeth	1,181,544
			4,020,277
		Pipelines: 0.3%
8,200		Spectra Energy Corp.	216,972
			216,972
		Retail: 6.5%
900		Abercrombie & Fitch Co.	47,205
2,500	@	Autozone, Inc.	343,075
9,365		Best Buy Co., Inc.	419,271
4,800	@	Big Lots, Inc.	141,936
1,576		CVS Caremark Corp.	57,682
8,350		Family Dollar Stores, Inc.	208,082
8,700	@	GameStop Corp.	381,669
14,200		Gap, Inc.	276,190
14,200		Limited Brands, Inc.	295,360
15,750		McDonald’s Corp.	976,500
7,700		RadioShack Corp.	146,377
14,050		TJX Cos., Inc.	509,172
18,550		Wal-Mart Stores, Inc.	1,095,749
			4,898,268
		Savings & Loans: 0.7%
30,400		Hudson City Bancorp., Inc.	560,576
			560,576
		Semiconductors: 2.7%
27,330		Intel Corp.	625,037
14,700	@	LSI Logic Corp.	97,755
12,600		National Semiconductor Corp.	270,018

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VI	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
		Semiconductors (continued)
7,400	@	QLogic Corp.		$138,232
34,000		Texas Instruments, Inc.		833,340
2,800		Xilinx, Inc.		72,744
				2,037,126
		Software: 4.1%
3,620	@	Autodesk, Inc.		128,619
9,650		CA, Inc.		230,732
10,800		Fidelity National Information Services, Inc.		235,980
9,600	@	Fiserv, Inc.		497,856
11,200		IMS Health, Inc.		248,864
49,400		Microsoft Corp.		1,348,126
20,320	@	Oracle Corp.		445,618
				3,135,795
		Telecommunications: 4.7%
32,752		AT&T, Inc.		1,047,736
4,600		CenturyTel, Inc.		177,698
41,550	@	Cisco Systems, Inc.		999,278
2,650		Corning, Inc.		54,431
4,400		Embarq Corp.		207,504
7,600	@	JDS Uniphase Corp.		77,216
17,400		Verizon Communications, Inc.		611,088
28,100		Windstream Corp.		349,002
				3,523,953
		Toys/Games/Hobbies: 0.4%
7,800		Hasbro, Inc.		291,720
				291,720
		Transportation: 0.3%
3,400		Ryder System, Inc.		219,368
				219,368
		Total Common Stock
		(Cost $76,539,163)		73,590,604
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Hotels: 0.6%
28,400		Host Hotels & Resorts, Inc.		406,120
				406,120
		Storage: 0.3%
2,700		Public Storage, Inc.		238,464
				238,464
		Total Real Estate Investment Trusts
		(Cost $626,528)		644,584

		Total Long-Term Investments
		(Cost $77,165,691)		74,235,188
SHORT-TERM INVESTMENTS: 2.3%
		Affiliated Mutual Fund: 2.0%
1,550,000	S	ING Institutional Prime Money Market Fund		1,550,000
		Total Mutual Fund
		(Cost $1,550,000)		1,550,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$215,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $215,050 to be received upon repurchase (Collateralized by $224,000 Federal Home Loan Bank, Discount Note, Market Value $219,856, due 04/20/09)		$215,000
		Total Repurchase Agreement
		(Cost $215,000)		215,000
		Total Short-Term Investments
		(Cost $1,765,000)		1,765,000
		Total Investments in Securities
		(Cost $78,930,691)*	100.3%	$76,000,188
		Other Assets and Liabilities — Net	(0.3)	(249,617)
		Net Assets	100.0%	$75,750,571

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $81,491,146.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,155,817
		Gross Unrealized Depreciation		(7,646,775)
		Net Unrealized Depreciation		$(5,490,958)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VI	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund VI Open Futures Contracts on August 31, 2008

	Number		Unrealized Appreciation/
Contract Description	of Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500	4	09/18/08	$9,541
S&P 500	1	12/18/08	4,072
			$13,613

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VI	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$66,015,665	$13,613
Level 2- Other Significant Observable Inputs	9,984,523	—
Level 3- Significant Unobservable Inputs	—	—
Total	$76,000,188	$13,613

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VII	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.6%
		Advertising: 0.5%
13,850	@	Interpublic Group of Cos., Inc.	$130,190
1,450		Omnicom Group	61,466
			191,656
		Aerospace/Defense: 2.9%
6,050		Boeing Co.	396,638
3,800		Goodrich Corp.	194,750
2,970		Lockheed Martin Corp.	345,827
2,315		Northrop Grumman Corp.	159,388
			1,096,603
		Agriculture: 2.1%
7,200		Altria Group, Inc.	151,416
1,750		Archer-Daniels-Midland Co.	44,555
6,900		Philip Morris International, Inc.	370,530
4,240		Reynolds American, Inc.	224,635
			791,136
		Apparel: 0.3%
1,250		VF Corp.	99,063
			99,063
		Auto Parts & Equipment: 0.7%
8,600		Johnson Controls, Inc.	265,912
			265,912
		Banks: 6.1%
14,639		Bank of America Corp.	455,858
6,700		Bank of New York Mellon Corp.	231,887
16,050		BB&T Corp.	481,500
653		Capital One Financial Corp.	28,823
1,850		M&T Bank Corp.	131,979
2,700		Northern Trust Corp.	217,053
3,250		PNC Financial Services Group, Inc.	233,838
7,067		Regions Financial Corp.	65,511
4,300		State Street Corp.	290,981
2,300		SunTrust Bank	96,347
3,350		Zions Bancorp.	89,914
			2,323,691
		Beverages: 2.6%
2,400		Anheuser-Busch Cos., Inc.	162,864
11,650		Coca-Cola Co.	606,616
2,900	@	Constellation Brands, Inc.	61,219
950		Molson Coors Brewing Co.	45,268
4,200		Pepsi Bottling Group, Inc.	124,236
			1,000,203
		Biotechnology: 1.4%
6,000	@	Amgen, Inc.	377,100
2,850	@	Biogen Idec, Inc.	145,151
			522,251
		Chemicals: 1.3%
190		CF Industries Holdings, Inc.	28,956
600		EI Du Pont de Nemours & Co.	26,664
1,220		Monsanto Co.	139,385
4,150		PPG Industries, Inc.	260,869
400		Rohm & Haas Co.	30,020
			485,894
		Commercial Services: 1.4%
2,150	@	Apollo Group, Inc. - Class A	136,912
8,250		H&R Block, Inc.	210,705
1,300		Robert Half International, Inc.	33,280
4,950		RR Donnelley & Sons Co.	138,006
			518,903
		Computers: 6.6%
2,950	@	Affiliated Computer Services, Inc.	157,058
1,250	@	Apple, Inc.	211,913
16,900	@	Dell, Inc.	367,237
3,950	@	EMC Corp.	60,356
17,450		Hewlett-Packard Co.	818,738
6,550		International Business Machines Corp.	797,332
3,000	@	Lexmark International, Inc.	107,910
950	@	Teradata Corp.	23,342
			2,543,886
		Cosmetics/Personal Care: 1.9%
10,583		Procter & Gamble Co.	738,376
			738,376
		Diversified Financial Services: 3.4%
3,850		Charles Schwab Corp.	92,362
200		CME Group, Inc.	67,076

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
4,350		Discover Financial Services	$71,558
3,700		Federal National Mortgage Association	25,308
3,200		Goldman Sachs Group, Inc.	524,704
400	@	IntercontinentalExchange, Inc.	35,212
1,260		Invesco Ltd.	32,294
7,654		JPMorgan Chase & Co.	294,602
1,780		NYSE Euronext	72,250
4,600	@	SLM Corp.	75,946
			1,291,312
		Electric: 3.3%
13,850	@	AES Corp.	211,351
5,850		Centerpoint Energy, Inc.	92,898
4,750		Dominion Resources, Inc.	206,768
5,100		DTE Energy Co.	215,016
9,900		Edison International	454,608
1,850		Public Service Enterprise Group, Inc.	75,425
			1,256,066
		Electronics: 1.5%
3,550	@	Agilent Technologies, Inc.	123,398
400		Applied Biosystems, Inc.	14,596
5,400		Jabil Circuit, Inc.	91,044
1,200	@	Thermo Electron Corp.	72,672
4,600	@@	Tyco Electronics Ltd.	151,386
1,900	@	Waters Corp.	129,675
			582,771
		Engineering & Construction: 0.2%
1,150		Fluor Corp.	92,150
			92,150
		Environmental Control: 0.0%
850	@	Allied Waste Industries, Inc.	11,424
			11,424
		Food: 1.0%
20,750		Sara Lee Corp.	280,125
2,800		Supervalu, Inc.	64,932
700		WM Wrigley Jr. Co.	55,636
			400,693
		Hand/Machine Tools: 0.5%
1,550		Black & Decker Corp.	98,038
1,800		Snap-On, Inc.	102,636
			200,674
		Healthcare - Products: 2.1%
3,400		Johnson & Johnson	239,462
6,100		Medtronic, Inc.	333,060
5,200	@	St. Jude Medical, Inc.	238,316
			810,838
		Healthcare - Services: 1.5%
2,200		Aetna, Inc.	94,908
6,080		Cigna Corp.	254,630
2,400		Quest Diagnostics	129,720
1,750	@	WellPoint, Inc.	92,383
			571,641
		Home Builders: 0.1%
4,150		Lennar Corp.	54,573
			54,573
		Household Products/Wares: 0.5%
3,400		Clorox Co.	200,940
			200,940
		Insurance: 4.6%
7,800		Aflac, Inc.	442,260
1,250		AON Corp.	59,363
900		Assurant, Inc.	52,587
5,200		Chubb Corp.	249,652
400		Hartford Financial Services Group, Inc.	25,232
8,990		Metlife, Inc.	487,258
2,200		Progressive Corp.	40,634
1,020		Prudential Financial, Inc.	75,184
950		Torchmark Corp.	56,753
4,670		Travelers Cos., Inc.	206,227
3,050		UnumProvident Corp.	77,501
			1,772,651
		Internet: 0.9%
2,050	@	eBay, Inc.	51,107
3,200	@	Expedia, Inc.	56,512
150	@	Google, Inc. - Class A	69,494
6,700	@	Symantec Corp.	149,477
			326,590
		Iron/Steel: 0.9%
1,150		AK Steel Holding Corp.	60,502
3,860		Nucor Corp.	202,650
570		United States Steel Corp.	75,850
			339,002

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.2%
5,000		Caterpillar, Inc.	$353,650
2,300	@	Terex Corp.	115,667
			469,317
		Machinery - Diversified: 0.4%
2,000		Deere & Co.	141,140
			141,140
		Media: 1.1%
5,750	@	DIRECTV Group, Inc.	162,208
3,950		News Corp. - Class A	55,932
6,650		Walt Disney Co.	215,128
			433,268
		Mining: 0.4%
1,681		Freeport-McMoRan Copper & Gold, Inc.	150,147
			150,147
		Miscellaneous Manufacturing: 5.0%
4,300		Cooper Industries Ltd.	204,852
5,800		Dover Corp.	286,404
1,850		Eaton Corp.	135,383
23,050		General Electric Co.	647,705
3,350		Honeywell International, Inc.	168,070
5,200		Leggett & Platt, Inc.	116,012
3,200		Parker Hannifin Corp.	205,024
4,100		Textron, Inc.	168,510
			1,931,960
		Office/Business Equipment: 0.7%
6,050		Pitney Bowes, Inc.	206,608
5,000		Xerox Corp.	69,650
			276,258
		Oil & Gas: 13.4%
3,150		Anadarko Petroleum Corp.	194,450
2,550		Apache Corp.	291,669
11,671		Chevron Corp.	1,007,441
9,132		ConocoPhillips	753,481
2,450		Devon Energy Corp.	250,023
23,300	S	ExxonMobil Corp.	1,864,233
1,600		Hess Corp.	167,536
1,500		Murphy Oil Corp.	117,795
6,000		Occidental Petroleum Corp.	476,160
			5,122,788
		Oil & Gas Services: 0.8%
2,900		Baker Hughes, Inc.	232,029
1,050	@	National Oilwell Varco, Inc.	77,417
			309,446
		Packaging & Containers: 0.4%
3,050		Ball Corp.	140,056
			140,056
		Pharmaceuticals: 5.3%
1,350		AmerisourceBergen Corp.	55,364
4,000		Eli Lilly & Co.	186,600
2,870	@	Express Scripts, Inc.	210,687
5,200	@	Forest Laboratories, Inc.	185,588
2,222	@	King Pharmaceuticals, Inc.	25,420
12,850		Merck & Co., Inc.	458,360
5,100		Pfizer, Inc.	97,461
10,600		Schering-Plough Corp.	205,640
13,700		Wyeth	592,936
			2,018,056
		Pipelines: 0.3%
3,750		Spectra Energy Corp.	99,225
			99,225
		Retail: 6.4%
450		Abercrombie & Fitch Co.	23,603
1,300	@	Autozone, Inc.	178,399
4,590		Best Buy Co., Inc.	205,494
2,500	@	Big Lots, Inc.	73,925
604		CVS Caremark Corp.	22,106
4,300		Family Dollar Stores, Inc.	107,156
4,300	@	GameStop Corp.	188,641
7,350		Gap, Inc.	142,958
6,900		Limited Brands, Inc.	143,520
8,100		McDonald’s Corp.	502,200
3,750		RadioShack Corp.	71,288
7,350		TJX Cos., Inc.	266,364
9,250		Wal-Mart Stores, Inc.	546,398
			2,472,052
		Savings & Loans: 0.7%
15,300		Hudson City Bancorp., Inc.	282,132
			282,132
		Semiconductors: 2.8%
13,700		Intel Corp.	313,319
7,400	@	LSI Logic Corp.	49,210
6,750		National Semiconductor Corp.	144,653

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VII	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
		Semiconductors (continued)
4,050	@	QLogic Corp.		$75,654
17,700		Texas Instruments, Inc.		433,827
1,450		Xilinx, Inc.		37,671
				1,054,334
		Software: 4.1%
1,830	@	Autodesk, Inc.		65,020
4,500		CA, Inc.		107,595
5,300		Fidelity National Information Services, Inc.		115,805
5,100	@	Fiserv, Inc.		264,486
5,550		IMS Health, Inc.		123,321
24,750		Microsoft Corp.		675,428
10,180	@	Oracle Corp.		223,247
				1,574,902
		Telecommunications: 4.6%
16,451		AT&T, Inc.		526,267
2,200		CenturyTel, Inc.		84,986
20,900	@	Cisco Systems, Inc.		502,645
1,350		Corning, Inc.		27,729
2,200		Embarq Corp.		103,752
3,850	@	JDS Uniphase Corp.		39,116
9,050		Verizon Communications, Inc.		317,836
13,850		Windstream Corp.		172,017
				1,774,348
		Toys/Games/Hobbies: 0.4%
4,050		Hasbro, Inc.		151,470
				151,470
		Transportation: 0.3%
1,850		Ryder System, Inc.		119,362
				119,362
		Total Common Stock (Cost $37,148,126)		37,009,160
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Hotels: 0.5%
14,200		Host Hotels & Resorts, Inc.		203,060
				203,060
		Storage: 0.3%
1,350		Public Storage, Inc.		119,232
				119,232
		Total Real Estate Investment Trusts (Cost $303,004)		322,292
		Total Long-Term Investments (Cost $37,451,130)		37,331,452
SHORT-TERM INVESTMENTS: 2.9%
		Affiliated Mutual Fund: 2.6%
975,000		ING Institutional Prime Money Market Fund		975,000
		Total Mutual Fund (Cost $975,000)		975,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$124,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $124,029 to be received upon repurchase (Collateralized by $129,000 Federal Home Loan Bank, Discount Note, Market Value $126,614, due 04/20/09)		$124,000
		Total Repurchase Agreement (Cost $124,000)		124,000
		Total Short-Term Investments (Cost $1,099,000)		1,099,000
		Total Investments in Securities (Cost $38,550,130)*	100.3%	$38,430,452
		Other Assets and Liabilities — Net	(0.3)	(103,168)
		Net Assets	100.0%	$38,327,284

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $39,470,686.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$420,893
		Gross Unrealized Depreciation		(1,461,127)
		Net Unrealized Depreciation		$(1,040,234)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VII	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund VII Open Futures Contracts on August 31, 2008

			Unrealized
	Number		Appreciation/
Contract Description	of Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	16	09/19/08	$10,050
			$10,050

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VII	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$33,145,367	$10,050
Level 2- Other Significant Observable Inputs	5,060,450	—
Level 3- Significant Unobservable Inputs	224,635	—
Total	$38,430,452	$10,050

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Advertising: 1.0%
43,060	@, @@, L	Focus Media Holding Ltd. ADR	$1,408,923
			1,408,923
		Aerospace/Defense: 4.0%
32,600		Lockheed Martin Corp.	3,795,944
29,300	L	Raytheon Co.	1,757,707
			5,553,651
		Apparel: 2.3%
32,430	@	Coach, Inc.	940,146
37,760		Nike, Inc.	2,288,634
			3,228,780
		Biotechnology: 3.5%
22,310	@	Celgene Corp.	1,546,083
22,180	@	Genentech, Inc.	2,190,275
20,190	@	Gilead Sciences, Inc.	1,063,609
			4,799,967
		Chemicals: 3.6%
22,250	@@	Agrium, Inc.	1,875,675
16,910		Monsanto Co.	1,931,968
6,990	@@	Potash Corp. of Saskatchewan	1,213,464
			5,021,107
		Coal: 2.7%
27,880		Arch Coal, Inc.	1,512,211
32,610		Consol Energy, Inc.	2,208,023
			3,720,234
		Commercial Services: 7.3%
38,690	@@	Accenture Ltd.	1,600,218
20,230	@	Apollo Group, Inc. - Class A	1,288,246
29,960		McKesson Corp.	1,731,089
10,100	L	Moody’s Corp.	410,666
19,200		Visa, Inc.	1,457,280
130,530		Western Union Co.	3,605,239
			10,092,738
		Computers: 4.9%
19,870	@	Apple, Inc.	3,368,561
46,500		Hewlett-Packard Co.	2,181,780
23,120	@, L	NetApp, Inc.	589,098
5,400	@, @@	Research In Motion Ltd.	656,640
			6,796,079
		Diversified Financial Services: 1.4%
11,850		Goldman Sachs Group, Inc.	1,943,045
			1,943,045
		Electric: 0.5%
8,200		Exelon Corp.	622,872
			622,872
		Electrical Components & Equipment: 0.5%
15,619	@@	Gamesa Corp. Tecnologica SA	738,703
			738,703
		Energy - Alternate Sources: 1.6%
16,160	@, @@	Vestas Wind Systems A/S	2,192,806
			2,192,806
		Engineering & Construction: 2.7%
53,930	@@, L	ABB Ltd. ADR	1,325,060
17,280		Fluor Corp.	1,384,646
19,490	@, @@	Foster Wheeler Ltd.	968,458
			3,678,164
		Food: 2.2%
34,488	@@	Nestle SA	1,519,528
63,590		Supervalu, Inc.	1,474,652
			2,994,180
		Healthcare - Products: 1.7%
43,890	@@	Covidien Ltd.	2,373,132
			2,373,132
		Insurance: 1.1%
24,730		AON Corp.	1,174,428
8,500		Marsh & McLennan Cos., Inc.	271,405
			1,445,833
		Internet: 3.3%
3,400	@	Google, Inc. - Class A	1,575,186
41,610	@	McAfee, Inc.	1,646,092
40,290	@, L	VeriSign, Inc.	1,288,071
			4,509,349
		Iron/Steel: 1.5%
50,390	L	Steel Dynamics, Inc.	1,251,184
5,600		United States Steel Corp.	745,192
			1,996,376

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.7%
33,430		Caterpillar, Inc.	$2,364,504
			2,364,504
		Machinery - Diversified: 2.4%
20,630		Cummins, Inc.	1,344,251
27,440		Deere & Co.	1,936,441
			3,280,692
		Media: 1.1%
51,670	@, L	Viacom - Class B	1,523,232
			1,523,232
		Metal Fabricate/Hardware: 1.3%
17,910		Precision Castparts Corp.	1,849,387
			1,849,387
		Mining: 4.6%
41,320		Alcoa, Inc.	1,327,612
34,270	@@, L	Cameco Corp.	1,030,842
44,130	@@, L	Cia Vale do Rio Doce ADR	1,171,652
17,060		Freeport-McMoRan Copper & Gold, Inc.	1,523,799
37,897	@@	Vedanta Resources PLC	1,251,282
			6,305,187
		Miscellaneous Manufacturing: 1.8%
30,890		Honeywell International, Inc.	1,549,751
8,100	@@, L	Siemens AG ADR	881,280
			2,431,031
		Oil & Gas: 9.1%
17,990	L	EOG Resources, Inc.	1,878,516
19,730		Hess Corp.	2,065,928
28,900		Occidental Petroleum Corp.	2,293,504
34,200	@@	Petroleo Brasileiro SA ADR	1,803,708
24,654	@, L	Transocean, Inc.	3,135,989
18,810	@, L	Ultra Petroleum Corp.	1,281,902
			12,459,547
		Oil & Gas Services: 1.7%
52,270		Halliburton Co.	2,296,744
			2,296,744
		Pharmaceuticals: 6.4%
59,250		Abbott Laboratories	3,402,728
42,530	@, @@, L	Elan Corp. PLC ADR	569,477
29,240		Merck & Co., Inc.	1,042,991
43,630	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,065,444
39,680		Wyeth	1,717,350
			8,797,990
		Retail: 2.9%
19,780	@	Kohl’s Corp.	972,583
79,590	L	Staples, Inc.	1,926,078
31,200		TJX Cos., Inc.	1,130,688
			4,029,349
		Semiconductors: 2.8%
97,560		Altera Corp.	2,208,758
70,330		Intel Corp.	1,608,447
			3,817,205
		Software: 8.6%
52,770	@	BMC Software, Inc.	1,718,191
42,160	@, L	Electronic Arts, Inc.	2,057,830
136,190		Microsoft Corp.	3,716,625
198,610	@	Oracle Corp.	4,355,511
			11,848,157
		Telecommunications: 5.7%
114,060	@	Cisco Systems, Inc.	2,743,143
76,310	@, L	MetroPCS Communications, Inc.	1,287,350
26,100	@@	Nokia OYJ ADR	656,937
268	@, @@, L	Nortel Networks Corp.	1,616
61,170		Qualcomm, Inc.	3,220,601
			7,909,647
		Toys/Games/Hobbies: 0.6%
1,650	@@	Nintendo Co., Ltd.	774,609
			774,609
		Transportation: 1.3%
25,120		Norfolk Southern Corp.	1,847,074
			1,847,074
		Total Common Stock
		(Cost $124,770,443)	134,650,294

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.9%
		U.S. Government Agency Obligations: 2.0%
$2,805,000	L, Z	Federal Home Loan Bank, 1.750%, due 09/02/08	$2,804,727
		Total U.S. Government Agency Obligations
		(Cost $2,804,727)	2,804,727
		Securities Lending Collateral(cc): 13.9%
19,124,000		Bank of New York Mellon Corp. Institutional Cash Reserves	19,124,000

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Total Securities Lending Collateral
		(Cost $19,124,000)		$19,124,000
		Total Short-Term Investments
		(Cost $21,928,727)		21,928,727
		Total Investments in Securities
		(Cost $146,699,170)*	113.7%	$156,579,021
		Other Assets and Liabilities — Net	(13.7)	(18,886,347)
		Net Assets	100.0%	$137,692,674
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $147,821,401.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,733,029
		Gross Unrealized Depreciation		(6,975,409)
		Net Unrealized Appreciation		$8,757,620

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$139,696,525	$—
Level 2- Other Significant Observable Inputs	16,001,216	—
Level 3- Significant Unobservable Inputs	881,280	—
Total	$156,579,021	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Auto Manufacturers: 4.1%
144,177	@	Ford Motor Co.	$643,029
68,610		General Motors Corp.	686,100
			1,329,129
		Auto Parts & Equipment: 0.1%
330,390	@	Delphi Corp.	21,475
			21,475
		Banks: 7.9%
25,010		Bank of America Corp.	778,811
54,880		Fifth Third Bancorp.	866,006
43,730	@@	Popular, Inc.	356,400
35,780		Wachovia Corp.	568,544
			2,569,761
		Biotechnology: 1.0%
5,300	@	Amgen, Inc.	333,105
			333,105
		Building Materials: 3.2%
54,840		Masco Corp.	1,045,250
			1,045,250
		Chemicals: 2.7%
25,886		Dow Chemical Co.	883,489
			883,489
		Computers: 3.9%
27,450	@	Dell, Inc.	596,489
160,620	@	Unisys Corp.	656,936
			1,253,425
		Diversified Financial Services: 9.1%
99,882		CIT Group, Inc.	1,029,783
54,240		Citigroup, Inc.	1,030,018
41,840		Federal Home Loan Mortgage Corporation	188,698
34,669		Federal National Mortgage Association	237,136
28,060	@	SLM Corp.	463,271
			2,948,906
		Electronics: 2.1%
37,468	@, @@	Flextronics International Ltd.	334,215
143,800	@	Sanmina-SCI Corp.	337,930
			672,145
		Food: 6.6%
23,490		Safeway, Inc.	618,727
48,853		Sara Lee Corp.	659,516
36,950		Supervalu, Inc.	856,871
			2,135,114
		Healthcare - Products: 2.7%
69,946	@	Boston Scientific Corp.	878,522
			878,522
		Healthcare - Services: 1.5%
80,460	@	Tenet Healthcare Corp.	485,174
			485,174
		Home Builders: 2.2%
15,820		D.R. Horton, Inc.	197,117
17,590		Lennar Corp.	231,309
20,990		Pulte Homes, Inc.	304,565
			732,991
		Home Furnishings: 3.0%
12,020		Whirlpool Corp.	977,947
			977,947
		Insurance: 7.2%
29,020		American International Group, Inc.	623,640
77,440	@	Conseco, Inc.	694,637
10,070		Marsh & McLennan Cos., Inc.	321,535
63,480		Old Republic International Corp.	693,836
			2,333,648
		Media: 3.7%
55,840		Gannett Co., Inc.	993,394
53,620		McClatchy Co.	194,641
			1,188,035
		Miscellaneous Manufacturing: 2.0%
39,605		Eastman Kodak Co.	641,205
			641,205
		Office/Business Equipment: 2.1%
49,070		Xerox Corp.	683,545
			683,545
		Pharmaceuticals: 8.7%
38,320		Bristol-Myers Squibb Co.	817,749
64,690		Pfizer, Inc.	1,236,226
17,725		Wyeth	767,138
			2,821,113

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail: 3.5%
41,960		Home Depot, Inc.	$1,137,955
			1,137,955
		Savings & Loans: 2.1%
165,948		Washington Mutual, Inc.	672,089
			672,089
		Semiconductors: 3.8%
22,540		Intel Corp.	515,490
169,200	@	Micron Technology, Inc.	717,408
			1,232,898
		Software: 2.4%
28,750		Microsoft Corp.	784,588
			784,588
		Telecommunications: 9.7%
109,839	@, @@	Alcatel SA ADR	678,805
16,141		AT&T, Inc.	516,351
467		Fairpoint Communications, Inc.	4,133
136,640		Motorola, Inc.	1,287,146
19,100		Verizon Communications, Inc.	670,792
			3,157,227
		Total Common Stock
		(Cost $56,248,551)	30,918,736

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.7%
		U.S. Government Agency Obligations: 5.7%
$1,850,000	Z	Federal Home Loan Bank, 1.750%, due 09/02/08		$1,849,820
		Total Short-Term Investments
		(Cost $1,849,820)		1,849,820
		Total Investments in Securities
		(Cost $58,098,371)*	101.0%	$32,768,556
		Other Assets and Liabilities — Net	(1.0)	(339,910)
		Net Assets	100.0%	$32,428,646

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $58,724,863.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$440,776
		Gross Unrealized Depreciation		(26,397,083)
		Net Unrealized Depreciation		$(25,956,307)

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$30,203,938	$—
Level 2- Other Significant Observable Inputs	2,564,618	—
Level 3- Significant Unobservable Inputs	—	—
Total	$32,768,556	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Aerospace/Defense: 2.4%
35,940		L-3 Communications Holdings, Inc.	$3,735,604
80,340	@, L	Orbital Sciences Corp.	2,124,190
			5,859,794
		Apparel: 0.5%
49,782	@, @@, L	Gildan Activewear, Inc.	1,163,405
			1,163,405
		Banks: 1.5%
46,500		Northern Trust Corp.	3,738,135
			3,738,135
		Biotechnology: 1.0%
22,919	@	Bio-Rad Laboratories, Inc.	2,466,084
			2,466,084
		Chemicals: 4.0%
35,980		Air Products & Chemicals, Inc.	3,304,763
90,470		Ecolab, Inc.	4,138,098
20,770		Monsanto Co.	2,372,973
			9,815,834
		Coal: 0.4%
15,770	L	Massey Energy Co.	1,040,189
			1,040,189
		Commercial Services: 3.5%
114,470	@, L	Corrections Corp. of America	3,044,902
52,900		Global Payments, Inc.	2,550,309
54,590	L	Watson Wyatt Worldwide, Inc.	3,198,428
			8,793,639
		Computers: 4.0%
116,223	@, @@, L	Logitech International	3,101,992
86,380	@, L	Micros Systems, Inc.	2,662,232
162,930	@, L	NetApp, Inc.	4,151,456
			9,915,680
		Cosmetics/Personal Care: 1.6%
57,690	@, L	Chattem, Inc.	4,045,223
			4,045,223
		Distribution/Wholesale: 2.2%
156,264	@, L	LKQ Corp.	2,926,825
54,150		Owens & Minor, Inc.	2,497,398
			5,424,223
		Diversified Financial Services: 3.5%
26,200	@, L	Affiliated Managers Group, Inc.	2,494,764
150,344		Invesco Ltd.	3,853,317
96,660	L	OptionsXpress Holdings, Inc.	2,229,946
			8,578,027
		Electric: 1.9%
151,740		Centerpoint Energy, Inc.	2,409,631
62,260	@, L	NRG Energy, Inc.	2,343,466
			4,753,097
		Electronics: 1.5%
88,461	@, L	Dolby Laboratories, Inc.	3,600,363
			3,600,363
		Engineering & Construction: 1.2%
58,550	@, @@	Foster Wheeler Ltd.	2,909,350
			2,909,350
		Food: 2.6%
75,121		Flowers Foods, Inc.	1,986,199
70,690	@, L	Ralcorp Holdings, Inc.	4,340,366
			6,326,565
		Healthcare - Products: 6.2%
72,610	@@	Covidien Ltd.	3,926,023
38,550	@, L	Kinetic Concepts, Inc.	1,355,418
68,438	@, L	Masimo Corp.	2,735,467
103,712	L	Meridian Bioscience, Inc.	2,947,495
94,700	@	St. Jude Medical, Inc.	4,340,101
			15,304,504
		Healthcare - Services: 2.8%
58,350		Aetna, Inc.	2,517,219
60,980	@, L	Lincare Holdings, Inc.	2,012,340
37,660		Universal Health Services, Inc.	2,326,635
			6,856,194
		Household Products/Wares: 1.1%
44,740		Church & Dwight Co., Inc.	2,796,250
			2,796,250
		Internet: 2.0%
124,750	@	McAfee, Inc.	4,935,110
			4,935,110
		Leisure Time: 1.0%
70,620	@, L	WMS Industries, Inc.	2,372,832
			2,372,832

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 1.4%
60,314	L	Roper Industries, Inc.	$3,563,351
			3,563,351
		Media: 1.8%
158,070	@	Liberty Media Corp. - Entertainment	4,392,765
			4,392,765
		Miscellaneous Manufacturing: 5.0%
54,871		Dover Corp.	2,709,530
70,070		ITT Corp.	4,466,963
43,450		SPX Corp.	5,181,413
			12,357,906
		Oil & Gas: 5.7%
28,680		Cimarex Energy Co.	1,592,887
20,130		Hess Corp.	2,107,812
28,540		Murphy Oil Corp.	2,241,246
145,450		Patterson-UTI Energy, Inc.	4,133,689
34,370		W&T Offshore, Inc.	1,208,449
57,965		XTO Energy, Inc.	2,922,016
			14,206,099
		Oil & Gas Services: 3.7%
74,850		BJ Services Co.	2,009,723
137,600	@, L	Global Industries Ltd.	1,330,592
160,420	@	Key Energy Services, Inc.	2,695,056
43,300	@	National Oilwell Varco, Inc.	3,192,509
			9,227,880
		Packaging & Containers: 2.7%
153,810	@	Pactiv Corp.	4,132,875
49,040		Silgan Holdings, Inc.	2,566,754
			6,699,629
		Pharmaceuticals: 1.6%
116,700		Perrigo Co.	4,083,333
			4,083,333
		Retail: 9.6%
97,430		Advance Auto Parts, Inc.	4,193,387
69,970		Darden Restaurants, Inc.	2,049,421
106,205	@, L	GameStop Corp.	4,659,213
213,783	L	RadioShack Corp.	4,064,015
103,330		Ross Stores, Inc.	4,154,899
128,590		TJX Cos., Inc.	4,660,102
			23,781,037
		Savings & Loans: 1.0%
134,700	L	People’s United Financial, Inc.	2,413,824
			2,413,824
		Semiconductors: 5.5%
120,820	@, L	Broadcom Corp.	2,906,929
43,820	@	MEMC Electronic Materials, Inc.	2,151,124
174,800		National Semiconductor Corp.	3,745,964
185,250	@, L	ON Semiconductor Corp.	1,754,318
162,729	@, @@	Verigy Ltd.	3,005,605
			13,563,940
		Software: 9.4%
143,660	@	Activision Blizzard, Inc.	4,714,921
118,790	@	BMC Software, Inc.	3,867,802
35,200		Dun & Bradstreet Corp.	3,237,344
89,630	@, L	Fiserv, Inc.	4,648,212
83,880		IMS Health, Inc.	1,863,814
97,750	@	Intuit, Inc.	2,939,343
66,790	@	MSCI, Inc. - Class A	1,993,682
			23,265,118
		Telecommunications: 4.0%
195,300	@, L	Juniper Networks, Inc.	5,019,206
139,390	@, L	SBA Communications Corp.	4,868,893
			9,888,099
		Total Common Stock
		(Cost $235,237,724)	238,137,479
EXCHANGE-TRADED FUNDS: 2.2%
		Exchange-Traded Funds: 2.2%
107,180		iShares Russell Midcap Growth Index Fund	5,496,190
		Total Exchange-Traded Funds
		(Cost $5,570,764)	5,496,190
		Total Long-Term Investments
		(Cost $240,808,488)	243,633,669
SHORT-TERM INVESTMENTS: 21.8%
		Affiliated Mutual Fund: 0.2%
500,000		ING Institutional Prime Money Market Fund	500,000
		Total Mutual Fund
		(Cost $500,000)	500,000

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.3%
$753,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $753,176 to be received upon repurchase (Collateralized by $780,000 Federal Home Loan Bank, 5.300%, Market Value plus accrued interest $771,151, due 06/26/23)		$753,000
		Total Repurchase Agreement
		(Cost $753,000)		753,000
		Securities Lending Collateral(cc): 21.3%
52,674,000		Bank of New York Mellon Corp. Institutional Cash Reserves		52,674,000
		Total Securities Lending Collateral
		(Cost $52,674,000)		52,674,000
		Total Short-Term Investments
		(Cost $53,927,000)		53,927,000
		Total Investments in Securities
		(Cost $294,735,488)*	120.3%	$297,560,669
		Other Assets and Liabilities — Net	(20.3)	(50,174,709)
		Net Assets	100.0%	$247,385,960

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2008.
	*	Cost for federal income tax purposes is $295,193,867.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation
		Gross Unrealized Depreciation		$13,675,991
		Net Unrealized Appreciation		(11,309,189)
				$2,366,802

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$249,988,432	$—
Level 2- Other Significant Observable Inputs	45,578,555	—
Level 3- Significant Unobservable Inputs	1,993,682	—
Total	$297,560,669	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Aerospace/Defense: 4.6%
11,750		Lockheed Martin Corp.	$1,368,170
4,400		Raytheon Co.	263,956
			1,632,126
		Agriculture: 3.0%
33,700		Altria Group, Inc.	708,711
5,200	@@	British American Tobacco PLC ADR	353,600
			1,062,311
		Auto Parts & Equipment: 0.4%
3,677	@@	Autoliv, Inc.	141,160
			141,160
		Banks: 1.0%
4,600		Northern Trust Corp.	369,794
			369,794
		Beverages: 0.5%
3,400		Coca-Cola Co.	177,038
			177,038
		Biotechnology: 2.2%
18,300	@	Invitrogen Corp.	777,018
			777,018
		Chemicals: 3.8%
1,600		CF Industries Holdings, Inc.	243,840
4,800		Monsanto Co.	548,400
5,300		Mosaic Co.	565,722
			1,357,962
		Commercial Services: 4.0%
5,600	@	Alliance Data Systems Corp.	358,827
16,700		H&R Block, Inc.	426,518
23,700		Western Union Co.	654,594
			1,439,939
		Computers: 13.7%
7,400	@	Apple, Inc.	1,254,522
30,600	@	Dell, Inc.	664,938
29,600		Hewlett-Packard Co.	1,388,831
10,200		International Business Machines Corp.	1,241,646
12,600	@	Western Digital Corp.	343,476
			4,893,413
		Cosmetics/Personal Care: 4.4%
10,600		Colgate-Palmolive Co.	805,918
10,800		Procter & Gamble Co.	753,516
			1,559,434
		Diversified Financial Services: 1.0%
5,100	@	Nasdaq Stock Market, Inc.	166,719
9,600	@	TD Ameritrade Holding Corp.	196,128
			362,847
		Electrical Components & Equipment: 0.5%
3,700		Emerson Electric Co.	173,160
			173,160
		Electronics: 5.6%
13,100		Applied Biosystems, Inc.	478,019
9,400	@	Dolby Laboratories, Inc.	382,580
13,000		PerkinElmer, Inc.	369,330
6,800	@	Thermo Electron Corp.	411,808
5,200	@	Waters Corp.	354,900
			1,996,637
		Engineering & Construction: 2.7%
7,300	@@	ABB Ltd. ADR	179,361
6,200		Fluor Corp.	496,806
6,200	@, @@	Foster Wheeler Ltd.	308,078
			984,245
		Food: 1.1%
7,700		HJ Heinz Co.	387,464
			387,464
		Hand/Machine Tools: 1.0%
4,500		Lincoln Electric Holdings, Inc.	363,465
			363,465
		Healthcare - Products: 3.8%
5,500		Densply International, Inc.	215,545
7,400	@@	Mindray Medical International Ltd. ADR	287,786
9,000	@	St. Jude Medical, Inc.	412,470
7,100	@	Varian Medical Systems, Inc.	448,436
			1,364,237
		Insurance: 1.4%
8,800		Aflac, Inc.	498,960
			498,960

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 3.0%
48,100	@	Symantec Corp.	$1,073,111
			1,073,111
		Iron/Steel: 0.8%
5,200		AK Steel Holding Corp.	273,572
			273,572
		Machinery - Construction & Mining: 1.1%
5,700		Caterpillar, Inc.	403,161
			403,161
		Machinery - Diversified: 1.4%
3,800		Flowserve Corp.	502,056
			502,056
		Media: 2.6%
19,200	@	DIRECTV Group, Inc.	541,632
13,600	@	Dish Network Corp.	383,656
			925,288
		Miscellaneous Manufacturing: 1.7%
4,200		Brink’s Co.	293,076
6,300		Cooper Industries Ltd.	300,132
			593,208
		Oil & Gas: 8.2%
4,800	@@	Canadian Natural Resources Ltd.	408,240
8,050		ExxonMobil Corp.	644,081
6,700		Murphy Oil Corp.	526,151
5,200		Noble Corp.	261,508
10,400	@	Unit Corp.	704,392
3,900	@	Whiting Petroleum Corp.	375,336
			2,919,708
		Oil & Gas Services: 1.9%
4,200		Baker Hughes, Inc.	336,042
4,700	@	National Oilwell Varco, Inc.	346,531
			682,573
		Pharmaceuticals: 3.6%
8,100		Eli Lilly & Co.	377,865
9,600	@	Express Scripts, Inc.	704,736
6,100		Perrigo Co.	213,439
			1,296,040
		Retail: 7.7%
1,600	@	Autozone, Inc.	219,568
7,100		Ross Stores, Inc.	285,491
31,100		TJX Cos., Inc.	1,127,064
9,500	@	Urban Outfitters, Inc.	338,390
13,200		Wal-Mart Stores, Inc.	779,724
			2,750,237
		Savings & Loans: 0.9%
16,900		Hudson City Bancorp., Inc.	311,636
			311,636
		Semiconductors: 6.6%
17,500		Altera Corp.	396,200
43,800		Intel Corp.	1,001,706
7,200		Texas Instruments, Inc.	176,472
29,600		Xilinx, Inc.	769,008
			2,343,386
		Software: 2.9%
20,100		Microsoft Corp.	548,529
21,700	@	Oracle Corp.	475,881
			1,024,410
		Telecommunications: 0.4%
8,770	@@	Turkcell Iletisim Hizmet AS ADR	145,144
			145,144
		Toys/Games/Hobbies: 1.2%
11,700		Hasbro, Inc.	437,580
			437,580
		Total Common Stock
		(Cost $34,366,725)	35,222,320
EXCHANGE-TRADED FUNDS: 0.4%
		Exchange-Traded Funds: 0.4%
3,000		iShares Russell 1000 Growth Index Fund	164,040
		Total Exchange-Traded Funds
		(Cost $162,084)	164,040
		Total Long-Term Investments
		(Cost $34,528,809)	35,386,360
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 0.6%
225,000		ING Institutional Prime Money Market Fund	225,000
		Total Mutual Fund
		(Cost $225,000)	225,000

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.5%
$154,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $154,036 to be received upon repurchase (Collateralized by $161,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $157,554, due 04/09/18)		$154,000
		Total Repurchase Agreement
		(Cost $ 154,000)		154,000
		Total Short-Term Investments
		(Cost $ 379,000)		379,000
		Total Investments in Securities
		(Cost $34,907,809)*	100.2%	$35,765,360
		Other Assets and Liabilities — Net	(0.2)	(64,864)
		Net Assets	100.0%	$35,700,496

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $35,005,782.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,722,328
		Gross Unrealized Depreciation		(962,750)
		Net Unrealized Appreciation		$759,578

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates,prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,692,170	$—
Level 2- Other Significant Observable Inputs	3,073,190	—
Level 3- Significant Unobservable Inputs	—	—
Total	$35,765,360	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 19.7%
		Advertising: 0.1%
1,000	@	Interpublic Group of Cos., Inc.	$9,400
440		Omnicom Group	18,652
			28,052
		Aerospace/Defense: 0.5%
920		Boeing Co.	60,315
130		General Dynamics Corp.	11,999
300		Goodrich Corp.	15,375
150		L-3 Communications Holdings, Inc.	15,591
290		Lockheed Martin Corp.	33,768
447		Northrop Grumman Corp.	30,776
400		Raytheon Co.	23,996
750		United Technologies Corp.	49,193
			241,013
		Agriculture: 0.4%
1,740		Altria Group, Inc.	36,592
600		Archer-Daniels-Midland Co.	15,276
100		Lorillard, Inc.	7,224
1,740		Philip Morris International, Inc.	93,438
240		Reynolds American, Inc.	12,715
			165,245
		Airlines: 0.0%
800		Southwest Airlines Co.	12,184
			12,184
		Apparel: 0.2%
510	@	Coach, Inc.	14,785
440		Nike, Inc.	26,668
100		Polo Ralph Lauren Corp.	7,588
400		VF Corp.	31,700
			80,741
		Auto Manufacturers: 0.0%
1,525	@	Ford Motor Co.	6,802
200		General Motors Corp.	2,000
			8,802
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	3,922
860		Johnson Controls, Inc.	26,591
			30,513
		Banks: 1.1%
3,317		Bank of America Corp.	103,291
1,200		Bank of New York Mellon Corp.	41,532
1,200		BB&T Corp.	36,000
379		Capital One Financial Corp.	16,729
500		Fifth Third Bancorp.	7,890
900		Huntington Bancshares, Inc.	6,588
300		M&T Bank Corp.	21,402
300		Northern Trust Corp.	24,117
500		PNC Financial Services Group, Inc.	35,975
1,701		Regions Financial Corp.	15,768
450		State Street Corp.	30,452
400		SunTrust Bank	16,756
1,100		US Bancorp.	35,046
1,169		Wachovia Corp.	18,575
2,520		Wells Fargo & Co.	76,280
400		Zions Bancorp.	10,736
			497,137
		Beverages: 0.5%
610		Anheuser-Busch Cos., Inc.	41,395
2,040		Coca-Cola Co.	106,223
300		Coca-Cola Enterprises, Inc.	5,121
400	@	Constellation Brands, Inc.	8,444
100		Molson Coors Brewing Co.	4,765
670		Pepsi Bottling Group, Inc.	19,819
910		PepsiCo, Inc.	62,317
			248,084
		Biotechnology: 0.3%
970	@	Amgen, Inc.	60,965
350	@	Biogen Idec, Inc.	17,826
350	@	Celgene Corp.	24,255
50	@	Genzyme Corp.	3,915
600	@	Gilead Sciences, Inc.	31,608
			138,569
		Chemicals: 0.4%
200		Air Products & Chemicals, Inc.	18,370
60		CF Industries Holdings, Inc.	9,144

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
830		Dow Chemical Co.	$28,328
900		EI Du Pont de Nemours & Co.	39,996
100		International Flavors & Fragrances, Inc.	4,021
500		Monsanto Co.	57,125
300		PPG Industries, Inc.	18,858
100		Praxair, Inc.	8,984
100		Rohm & Haas Co.	7,505
100		Sigma-Aldrich Corp.	5,676
			198,007
		Coal: 0.0%
100		Massey Energy Co.	6,596
200		Peabody Energy Corp.	12,590
			19,186
		Commercial Services: 0.2%
150	@	Apollo Group, Inc. - Class A	9,552
200		Automatic Data Processing, Inc.	8,876
500		H&R Block, Inc.	12,770
80		Mastercard, Inc.	19,404
290		McKesson Corp.	16,756
110		Moody’s Corp.	4,473
300		Robert Half International, Inc.	7,680
400		RR Donnelley & Sons Co.	11,152
697		Western Union Co.	19,251
			109,914
		Computers: 1.1%
200	@	Affiliated Computer Services, Inc.	10,648
700	@	Apple, Inc.	118,671
100	@	Computer Sciences Corp.	4,703
2,050	@	Dell, Inc.	44,547
1,890	@	EMC Corp.	28,879
2,260		Hewlett-Packard Co.	106,039
1,200		International Business Machines Corp.	146,076
380	@	Lexmark International, Inc.	13,669
200	@	NetApp, Inc.	5,096
637	@	Sun Microsystems, Inc.	5,733
400	@	Teradata Corp.	9,828
			493,889
		Cosmetics/Personal Care: 0.5%
400		Avon Products, Inc.	17,132
190		Colgate-Palmolive Co.	14,446
100		Estee Lauder Cos., Inc.	4,977
2,779		Procter & Gamble Co.	193,891
			230,446
		Diversified Financial Services: 1.0%
680		American Express Co.	26,982
196		Ameriprise Financial, Inc.	8,810
900		Charles Schwab Corp.	21,591
3,690		Citigroup, Inc.	70,073
80		CME Group, Inc.	26,830
640		Discover Financial Services	10,528
550		Federal Home Loan Mortgage Corporation	2,481
850		Federal National Mortgage Association	5,814
420		Goldman Sachs Group, Inc.	68,867
100	@	IntercontinentalExchange, Inc.	8,803
400		Invesco Ltd.	10,252
200		Janus Capital Group, Inc.	5,394
2,624		JPMorgan Chase & Co.	100,998
780		Lehman Brothers Holdings, Inc.	12,550
930		Merrill Lynch & Co., Inc.	26,366
880		Morgan Stanley	35,930
160		NYSE Euronext	6,494
520	@	SLM Corp.	8,585
			457,348
		Electric: 0.6%
800	@	AES Corp.	12,208
700		American Electric Power Co., Inc.	27,328
400		Centerpoint Energy, Inc.	6,352
700		Dominion Resources, Inc.	30,471
700		DTE Energy Co.	29,512
900		Duke Energy Corp.	15,696
800		Edison International	36,736
100		Entergy Corp.	10,339
200		Exelon Corp.	15,192
200		FPL Group, Inc.	12,012
800		Pepco Holdings, Inc.	20,280
400		PG&E Corp.	16,532
500		Public Service Enterprise Group, Inc.	20,385
400		Southern Co.	15,004
400		Xcel Energy, Inc.	8,204
			276,251

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
540		Emerson Electric Co.	$25,272
200		Molex, Inc.	4,824
			30,096
		Electronics: 0.2%
550	@	Agilent Technologies, Inc.	19,118
200		Applied Biosystems, Inc.	7,298
400		Jabil Circuit, Inc.	6,744
200		PerkinElmer, Inc.	5,682
420	@	Thermo Electron Corp.	25,435
550	@@	Tyco Electronics Ltd.	18,101
100	@	Waters Corp.	6,825
			89,203
		Engineering & Construction: 0.1%
300		Fluor Corp.	24,039
100	@	Jacobs Engineering Group, Inc.	7,382
			31,421
		Environmental Control: 0.0%
300	@	Allied Waste Industries, Inc.	4,032
200		Waste Management, Inc.	7,036
			11,068
		Food: 0.3%
250		General Mills, Inc.	16,545
100		HJ Heinz Co.	5,032
400		Kellogg Co.	21,776
980		Kraft Foods, Inc.	30,880
500		Kroger Co.	13,810
200		Safeway, Inc.	5,268
1,500		Sara Lee Corp.	20,250
300		Supervalu, Inc.	6,957
200		Sysco Corp.	6,366
200		Whole Foods Market, Inc.	3,662
200		WM Wrigley Jr. Co.	15,896
			146,442
		Forest Products & Paper: 0.0%
300		International Paper Co.	8,115
			8,115
		Gas: 0.0%
200		Sempra Energy	11,584
			11,584
		Hand/Machine Tools: 0.1%
160		Black & Decker Corp.	10,120
190		Snap-On, Inc.	10,834
280		Stanley Works	13,426
			34,380
		Healthcare - Products: 0.7%
510		Baxter International, Inc.	34,558
400		Becton Dickinson & Co.	34,952
1,000	@	Boston Scientific Corp.	12,560
150	@@	Covidien Ltd.	8,111
1,840		Johnson & Johnson	129,591
1,100		Medtronic, Inc.	60,060
500	@	St. Jude Medical, Inc.	22,915
100		Stryker Corp.	6,719
200	@	Varian Medical Systems, Inc.	12,632
50	@	Zimmer Holdings, Inc.	3,620
			325,718
		Healthcare - Services: 0.3%
490		Aetna, Inc.	21,139
370		Cigna Corp.	15,496
100	@	DaVita, Inc.	5,739
170	@	Humana, Inc.	7,888
200	@	Laboratory Corp. of America Holdings	14,630
400		Quest Diagnostics	21,620
800		UnitedHealth Group, Inc.	24,360
490	@	WellPoint, Inc.	25,867
			136,739
		Home Builders: 0.0%
600		Lennar Corp.	7,890
600		Pulte Homes, Inc.	8,706
			16,596
		Household Products/Wares: 0.1%
200		Avery Dennison Corp.	9,648
200		Clorox Co.	11,820
350		Kimberly-Clark Corp.	21,588
			43,056
		Insurance: 0.9%
770		Aflac, Inc.	43,659
430		Allstate Corp.	19,406
1,720		American International Group, Inc.	36,963
450		AON Corp.	21,371
200		Assurant, Inc.	11,686
510		Chubb Corp.	24,485
500		Cincinnati Financial Corp.	14,820

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
300		Genworth Financial, Inc.	$4,815
150		Hartford Financial Services Group, Inc.	9,462
400		Lincoln National Corp.	20,304
192		Loews Corp.	8,339
200		Marsh & McLennan Cos., Inc.	6,386
920		Metlife, Inc.	49,864
990		Progressive Corp.	18,285
590		Prudential Financial, Inc.	43,489
100		Safeco Corp.	6,760
380		Torchmark Corp.	22,701
660		Travelers Cos., Inc.	29,146
600		UnumProvident Corp.	15,246
200	@@	XL Capital Ltd.	4,020
			411,207
		Internet: 0.3%
200	@	Akamai Technologies, Inc.	4,580
250	@	Amazon.com, Inc.	20,203
1,010	@	eBay, Inc.	25,179
200	@	Expedia, Inc.	3,532
150	@	Google, Inc. - Class A	69,494
817	@	Symantec Corp.	18,227
1,100	@	Yahoo!, Inc.	21,318
			162,533
		Iron/Steel: 0.1%
100		AK Steel Holding Corp.	5,261
100		Allegheny Technologies, Inc.	4,900
390		Nucor Corp.	20,475
160		United States Steel Corp.	21,291
			51,927
		Machinery - Construction & Mining: 0.1%
650		Caterpillar, Inc.	45,975
200	@	Terex Corp.	10,058
			56,033
		Machinery - Diversified: 0.1%
80		Cummins, Inc.	5,213
400		Deere & Co.	28,228
200		Manitowoc Co., Inc.	5,036
			38,477
		Media: 0.4%
1,825		Comcast Corp. – Class A	38,654
700	@	DIRECTV Group, Inc.	19,747
2,300		News Corp. - Class A	32,568
2,600		Time Warner, Inc.	42,562
400	@	Viacom - Class B	11,792
1,590		Walt Disney Co.	51,437
			196,760
		Metal Fabricate/Hardware: 0.0%
200		Precision Castparts Corp.	20,652
			20,652
		Mining: 0.1%
200		Alcoa, Inc.	6,426
398		Freeport-McMoRan Copper & Gold, Inc.	35,549
200		Newmont Mining Corp.	9,020
			50,995
		Miscellaneous Manufacturing: 1.0%
550		3M Co.	39,380
300		Cooper Industries Ltd.	14,292
500		Dover Corp.	24,690
150		Eaton Corp.	10,977
8,450		General Electric Co.	237,445
930		Honeywell International, Inc.	46,658
500		Illinois Tool Works, Inc.	24,805
100	@@	Ingersoll-Rand Co.	3,693
100		ITT Corp.	6,375
600		Leggett & Platt, Inc.	13,386
360		Parker Hannifin Corp.	23,065
400		Textron, Inc.	16,440
150	@@	Tyco International Ltd.	6,432
			467,638
		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	20,490
600		Xerox Corp.	8,358
			28,848
		Oil & Gas: 2.3%
420		Anadarko Petroleum Corp.	25,927
400		Apache Corp.	45,752
200		Chesapeake Energy Corp.	9,680
2,071		Chevron Corp.	178,769
1,474		ConocoPhillips	121,620
460		Devon Energy Corp.	46,943
100		ENSCO International, Inc.	6,778
200		EOG Resources, Inc.	20,884

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
4,700		ExxonMobil Corp.	$376,047
200		Hess Corp.	20,942
400		Marathon Oil Corp.	18,028
200		Murphy Oil Corp.	15,706
300	@, @@	Nabors Industries Ltd.	10,680
200		Noble Corp.	10,058
160		Noble Energy, Inc.	11,477
960		Occidental Petroleum Corp.	76,186
200		Questar Corp.	10,378
300	@	Southwestern Energy Co.	11,511
200		Sunoco, Inc.	8,876
254	@	Transocean, Inc.	32,309
300		Valero Energy Corp.	10,428
212		XTO Energy, Inc.	10,687
			1,079,666
		Oil & Gas Services: 0.4%
300		Baker Hughes, Inc.	24,003
300		BJ Services Co.	8,055
100	@	Cameron International Corp.	4,659
550		Halliburton Co.	24,167
400	@	National Oilwell Varco, Inc.	29,492
900		Schlumberger Ltd.	84,798
200		Smith International, Inc.	13,940
300	@	Weatherford International Ltd.	11,574
			200,688
		Packaging & Containers: 0.0%
130		Ball Corp.	5,970
			5,970
		Pharmaceuticals: 1.0%
1,100		Abbott Laboratories	63,173
100		Allergan, Inc.	5,587
200		AmerisourceBergen Corp.	8,202
1,400		Bristol-Myers Squibb Co.	29,876
50		Cardinal Health, Inc.	2,749
900		Eli Lilly & Co.	41,985
220	@	Express Scripts, Inc.	16,150
400	@	Forest Laboratories, Inc.	14,276
518	@	King Pharmaceuticals, Inc.	5,926
200	@	Medco Health Solutions, Inc.	9,370
1,960		Merck & Co., Inc.	69,913
5,120		Pfizer, Inc.	97,843
1,600		Schering-Plough Corp.	31,040
200	@	Watson Pharmaceuticals, Inc.	6,062
1,400		Wyeth	60,592
			462,744
		Pipelines: 0.1%
700		El Paso Corp.	11,732
700		Spectra Energy Corp.	18,522
670		Williams Cos., Inc.	20,696
			50,950
		Retail: 1.2%
100		Abercrombie & Fitch Co.	5,245
100	@	Autozone, Inc.	13,723
420		Best Buy Co., Inc.	18,803
200	@	Big Lots, Inc.	5,914
170		Costco Wholesale Corp.	11,400
1,286		CVS Caremark Corp.	47,068
290		Darden Restaurants, Inc.	8,494
550		Family Dollar Stores, Inc.	13,706
300	@	GameStop Corp.	13,161
680		Gap, Inc.	13,226
790		Home Depot, Inc.	21,425
100		JC Penney Co., Inc.	3,897
600		Limited Brands, Inc.	12,480
1,030		Lowe’s Cos., Inc.	25,379
200		Macy’s, Inc.	4,164
1,210		McDonald’s Corp.	75,020
400		RadioShack Corp.	7,604
610		Staples, Inc.	14,762
300	@	Starbucks Corp.	4,668
600		Target Corp.	31,812
100		Tiffany & Co.	4,417
780		TJX Cos., Inc.	28,267
400		Walgreen Co.	14,572
2,140		Wal-Mart Stores, Inc.	126,410
440		Yum! Brands, Inc.	15,699
			541,316
		Savings & Loans: 0.1%
1,600		Hudson City Bancorp., Inc.	29,504
742		Washington Mutual, Inc.	3,005
			32,509

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.5%
200		Altera Corp.	$4,528
200		Analog Devices, Inc.	5,592
1,000		Applied Materials, Inc.	17,920
400	@	Broadcom Corp.	9,624
4,880		Intel Corp.	111,606
100		KLA-Tencor Corp.	3,706
200		Linear Technology Corp.	6,528
900	@	LSI Logic Corp.	5,985
200	@	MEMC Electronic Materials, Inc.	9,818
490		National Semiconductor Corp.	10,501
600	@	Nvidia Corp.	7,584
500	@	QLogic Corp.	9,340
1,500		Texas Instruments, Inc.	36,765
400		Xilinx, Inc.	10,392
			249,889
		Software: 0.8%
310	@	Adobe Systems, Inc.	13,277
180	@	Autodesk, Inc.	6,395
160	@	BMC Software, Inc.	5,210
670		CA, Inc.	16,020
400	@	Compuware Corp.	4,572
200	@	Electronic Arts, Inc.	9,762
600		Fidelity National Information Services, Inc.	13,110
200	@	Fiserv, Inc.	10,372
600		IMS Health, Inc.	13,332
6,950		Microsoft Corp.	189,666
3,680	@	Oracle Corp.	80,702
			362,418
		Telecommunications: 1.1%
4,685		AT&T, Inc.	149,873
440		CenturyTel, Inc.	16,997
200	@	Ciena Corp.	3,476
5,000	@	Cisco Systems, Inc.	120,250
1,400		Corning, Inc.	28,756
251		Embarq Corp.	11,837
600	@	JDS Uniphase Corp.	6,096
200	@	Juniper Networks, Inc.	5,140
600		Motorola, Inc.	5,652
1,140		Qualcomm, Inc.	60,021
2,300		Qwest Communications International, Inc.	8,694
2,035		Sprint Nextel Corp.	17,745
2,400		Verizon Communications, Inc.	84,288
1,500		Windstream Corp.	18,630
			537,455
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	18,700
			18,700
		Transportation: 0.2%
100		Burlington Northern Santa Fe Corp.	10,740
180		CSX Corp.	11,642
200		Expeditors International Washington, Inc.	7,218
10		FedEx Corp.	828
130		Norfolk Southern Corp.	9,559
200		Ryder System, Inc.	12,904
200		Union Pacific Corp.	16,780
500		United Parcel Service, Inc. - Class B	32,060
			101,731
		Total Common Stock
		(Cost $10,213,662)	9,248,905
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.0%
100		Equity Residential	4,220
			4,220
		Diversified: 0.1%
300		Vornado Realty Trust	29,838
			29,838
		Health Care: 0.0%
300		HCP, Inc.	10,866
			10,866
		Hotels: 0.1%
1,300		Host Hotels & Resorts, Inc.	18,590
			18,590
		Regional Malls: 0.1%
200		General Growth Properties, Inc.	5,186
200		Simon Property Group, Inc.	18,976
			24,162
		Storage: 0.0%
200		Public Storage, Inc.	17,664
			17,664

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2008 (Unaudited) (continued)

Shares		Value
	Warehouse/Industrial: 0.0%
200	Prologis	$8,612
		8,612
	Total Real Estate Investment Trusts
	(Cost $117,864)	113,952

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.9%
		Federal Home Loan Mortgage Corporation: 66.9%
$31,600,000	Z	2.210%, due 12/22/08	$31,387,230
		Total U.S. Government Agency Obligations
		(Cost $31,253,216)	31,387,230
U.S. TREASURY OBLIGATIONS: 12.4%
		U.S. Treasury STRIP: 12.4%
5,855,000	^, Z	1.630%, due 11/15/08	5,835,415
		Total U.S. Treasury Obligations
		(Cost $5,831,633)	5,835,415
		Total Long-Term Investments
		(Cost $47,416,375)	46,585,502

Shares		Value
SHORT-TERM INVESTMENTS: 1.0%
	Affiliated Mutual Fund: 0.8%
375,000	ING Institutional Prime Money Market Fund	$375,000
	Total Mutual Fund
	(Cost $375,000)	375,000

Principal Amount				Value
		Repurchase Agreement: 0.2%
$117,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $117,027 to be received upon repurchase (Collateralized by $122,000 Federal Home Loan Bank, Discount Note, Market Value $119,743, due 04/20/09)		$117,000
		Total Repurchase Agreement
		(Cost $117,000)		117,000
		Total Short-Term Investments
		(Cost $492,000)		492,000
		Total Investments in Securities
		(Cost $47,908,375)*	100.3%	$47,077,502
		Other Assets and Liabilities — Net	(0.3)	(152,232)
		Net Assets	100.0%	$46,925,270

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $48,655,384.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$427,104
		Gross Unrealized Depreciation		(2,004,986)
		Net Unrealized Depreciation		$(1,577,882)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$14,444,468	$—
Level 2- Other Significant Observable Inputs	32,611,625	—
Level 3- Significant Unobservable Inputs	21,409	—
Total	$47,077,502	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 23.3%
		Advertising: 0.1%
1,350	@	Interpublic Group of Cos., Inc.	$12,690
390		Omnicom Group	16,532
			29,222
		Aerospace/Defense: 0.6%
880		Boeing Co.	57,693
150		General Dynamics Corp.	13,845
250		Goodrich Corp.	12,813
150		L-3 Communications Holdings, Inc.	15,591
300		Lockheed Martin Corp.	34,932
415		Northrop Grumman Corp.	28,573
390		Raytheon Co.	23,396
750		United Technologies Corp.	49,193
			236,036
		Agriculture: 0.4%
1,750		Altria Group, Inc.	36,803
660		Archer-Daniels-Midland Co.	16,804
70		Lorillard, Inc.	5,057
1,750		Philip Morris International, Inc.	93,975
330		Reynolds American, Inc.	17,483
			170,122
		Airlines: 0.0%
750		Southwest Airlines Co.	11,423
			11,423
		Apparel: 0.2%
380	@	Coach, Inc.	11,016
400		Nike, Inc.	24,244
100		Polo Ralph Lauren Corp.	7,588
350		VF Corp.	27,738
			70,586
		Auto Manufacturers: 0.0%
1,304	@	Ford Motor Co.	5,816
250		General Motors Corp.	2,500
			8,316
		Auto Parts & Equipment: 0.1%
250	@	Goodyear Tire & Rubber Co.	4,903
800		Johnson Controls, Inc.	24,736
			29,639
		Banks: 1.3%
3,245		Bank of America Corp.	101,049
1,250		Bank of New York Mellon Corp.	43,263
1,210		BB&T Corp.	36,300
332		Capital One Financial Corp.	14,654
400		Fifth Third Bancorp.	6,312
870		Huntington Bancshares, Inc.	6,368
250		M&T Bank Corp.	17,835
310		Northern Trust Corp.	24,921
450		PNC Financial Services Group, Inc.	32,378
1,648		Regions Financial Corp.	15,277
480		State Street Corp.	32,482
350		SunTrust Bank	14,662
1,040		US Bancorp.	33,134
1,163		Wachovia Corp.	18,480
2,350		Wells Fargo & Co.	71,135
430		Zions Bancorp.	11,541
			479,791
		Beverages: 0.6%
570		Anheuser-Busch Cos., Inc.	38,680
1,980		Coca-Cola Co.	103,099
280		Coca-Cola Enterprises, Inc.	4,780
360	@	Constellation Brands, Inc.	7,600
140		Molson Coors Brewing Co.	6,671
450		Pepsi Bottling Group, Inc.	13,311
920		PepsiCo, Inc.	63,002
			237,143
		Biotechnology: 0.4%
950	@	Amgen, Inc.	59,708
250	@	Biogen Idec, Inc.	12,733
350	@	Celgene Corp.	24,255
80	@	Genzyme Corp.	6,264
630	@	Gilead Sciences, Inc.	33,188
			136,148
		Chemicals: 0.5%
150		Air Products & Chemicals, Inc.	13,778
60		CF Industries Holdings, Inc.	9,144

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
800		Dow Chemical Co.	$27,304
950		EI Du Pont de Nemours & Co.	42,218
110		International Flavors & Fragrances, Inc.	4,423
470		Monsanto Co.	53,698
290		PPG Industries, Inc.	18,229
50		Praxair, Inc.	4,492
100		Rohm & Haas Co.	7,505
90		Sigma-Aldrich Corp.	5,108
			185,899
		Coal: 0.0%
90		Massey Energy Co.	5,936
150		Peabody Energy Corp.	9,443
			15,379
		Commercial Services: 0.3%
150	@	Apollo Group, Inc. - Class A	9,552
150		Automatic Data Processing, Inc.	6,657
500		H&R Block, Inc.	12,770
50		Mastercard, Inc.	12,128
270		McKesson Corp.	15,601
150		Moody’s Corp.	6,099
250		Robert Half International, Inc.	6,400
500		RR Donnelley & Sons Co.	13,940
650		Western Union Co.	17,953
			101,100
		Computers: 1.3%
250	@	Affiliated Computer Services, Inc.	13,310
670	@	Apple, Inc.	113,585
90	@	Computer Sciences Corp.	4,233
1,870	@	Dell, Inc.	40,635
1,750	@	EMC Corp.	26,740
2,160		Hewlett-Packard Co.	101,347
1,190		International Business Machines Corp.	144,859
250	@	Lexmark International, Inc.	8,993
250	@	NetApp, Inc.	6,370
650	@	Sun Microsystems, Inc.	5,850
400	@	Teradata Corp.	9,828
			475,750
		Cosmetics/Personal Care: 0.6%
400		Avon Products, Inc.	17,132
150		Colgate-Palmolive Co.	11,405
100		Estee Lauder Cos., Inc.	4,977
2,643		Procter & Gamble Co.	184,402
			217,916
		Diversified Financial Services: 1.1%
640		American Express Co.	25,395
280		Ameriprise Financial, Inc.	12,586
900		Charles Schwab Corp.	21,591
3,590		Citigroup, Inc.	68,174
40		CME Group, Inc.	13,415
425		Discover Financial Services	6,991
500		Federal Home Loan Mortgage Corporation	2,255
850		Federal National Mortgage Association	5,814
410		Goldman Sachs Group, Inc.	67,228
60	@	IntercontinentalExchange, Inc.	5,282
370		Invesco Ltd.	9,483
210		Janus Capital Group, Inc.	5,664
2,522		JPMorgan Chase & Co.	97,072
640		Lehman Brothers Holdings, Inc.	10,298
890		Merrill Lynch & Co., Inc.	25,232
900		Morgan Stanley	36,747
240		NYSE Euronext	9,742
490	@	SLM Corp.	8,090
			431,059
		Electric: 0.7%
750	@	AES Corp.	11,445
680		American Electric Power Co., Inc.	26,547
410		Centerpoint Energy, Inc.	6,511
720		Dominion Resources, Inc.	31,342
650		DTE Energy Co.	27,404
830		Duke Energy Corp.	14,475
750		Edison International	34,440
140		Entergy Corp.	14,475
150		Exelon Corp.	11,394
150		FPL Group, Inc.	9,009
850		Pepco Holdings, Inc.	21,548
400		PG&E Corp.	16,532
520		Public Service Enterprise Group, Inc.	21,200
340		Southern Co.	12,753
370		Xcel Energy, Inc.	7,589
			266,664

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
600		Emerson Electric Co.	$28,080
250		Molex, Inc.	6,030
			34,110
		Electronics: 0.2%
450	@	Agilent Technologies, Inc.	15,642
140		Applied Biosystems, Inc.	5,109
250		Jabil Circuit, Inc.	4,215
250		PerkinElmer, Inc.	7,103
400	@	Thermo Electron Corp.	24,224
475	@@	Tyco Electronics Ltd.	15,632
150	@	Waters Corp.	10,238
			82,163
		Engineering & Construction: 0.1%
270		Fluor Corp.	21,635
100	@	Jacobs Engineering Group, Inc.	7,382
			29,017
		Environmental Control: 0.0%
270	@	Allied Waste Industries, Inc.	3,629
150		Waste Management, Inc.	5,277
			8,906
		Food: 0.4%
240		General Mills, Inc.	15,883
130		HJ Heinz Co.	6,542
400		Kellogg Co.	21,776
945		Kraft Foods, Inc.	29,777
400		Kroger Co.	11,048
160		Safeway, Inc.	4,214
1,350		Sara Lee Corp.	18,225
350		Supervalu, Inc.	8,117
230		Sysco Corp.	7,321
200		Whole Foods Market, Inc.	3,662
150		WM Wrigley Jr. Co.	11,922
			138,487
		Forest Products & Paper: 0.0%
280		International Paper Co.	7,574
			7,574
		Gas: 0.0%
150		Sempra Energy	8,688
			8,688
		Hand/Machine Tools: 0.1%
110		Black & Decker Corp.	6,958
220		Snap-On, Inc.	12,544
250		Stanley Works	11,988
			31,490
		Healthcare - Products: 0.9%
460		Baxter International, Inc.	31,170
380		Becton Dickinson & Co.	33,204
980	@	Boston Scientific Corp.	12,309
225	@@	Covidien Ltd.	12,166
30	@	Intuitive Surgical, Inc.	8,858
1,840		Johnson & Johnson	129,591
1,100		Medtronic, Inc.	60,060
400	@	St. Jude Medical, Inc.	18,332
80		Stryker Corp.	5,375
150	@	Varian Medical Systems, Inc.	9,474
100	@	Zimmer Holdings, Inc.	7,239
			327,778
		Healthcare - Services: 0.3%
420		Aetna, Inc.	18,119
380		Cigna Corp.	15,914
100	@	DaVita, Inc.	5,739
110	@	Humana, Inc.	5,104
180	@	Laboratory Corp. of America Holdings	13,167
400		Quest Diagnostics	21,620
800		UnitedHealth Group, Inc.	24,360
440	@	WellPoint, Inc.	23,228
			127,251
		Home Builders: 0.0%
550		Lennar Corp.	7,233
560		Pulte Homes, Inc.	8,126
			15,359
		Household Products/Wares: 0.1%
140		Avery Dennison Corp.	6,754
150		Clorox Co.	8,865
360		Kimberly-Clark Corp.	22,205
			37,824
		Insurance: 1.0%
740		Aflac, Inc.	41,958
410		Allstate Corp.	18,503
1,730		American International Group, Inc.	37,178
400		AON Corp.	18,996
150		Assurant, Inc.	8,765
530		Chubb Corp.	25,445

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
480		Cincinnati Financial Corp.	$14,227
250		Genworth Financial, Inc.	4,013
150		Hartford Financial Services Group, Inc.	9,462
390		Lincoln National Corp.	19,796
192		Loews Corp.	8,339
250		Marsh & McLennan Cos., Inc.	7,983
940		Metlife, Inc.	50,948
970		Progressive Corp.	17,916
540		Prudential Financial, Inc.	39,803
70		Safeco Corp.	4,732
360		Torchmark Corp.	21,506
700		Travelers Cos., Inc.	30,912
590		UnumProvident Corp.	14,992
150	@@	XL Capital Ltd.	3,015
			398,489
		Internet: 0.4%
150	@	Akamai Technologies, Inc.	3,435
250	@	Amazon.com, Inc.	20,203
950	@	eBay, Inc.	23,684
250	@	Expedia, Inc.	4,415
170	@	Google, Inc. - Class A	78,759
737	@	Symantec Corp.	16,442
950	@	Yahoo!, Inc.	18,411
			165,349
		Iron/Steel: 0.1%
130		AK Steel Holding Corp.	6,839
100		Allegheny Technologies, Inc.	4,900
360		Nucor Corp.	18,900
120		United States Steel Corp.	15,968
			46,607
		Machinery - Construction & Mining: 0.1%
600		Caterpillar, Inc.	42,438
150	@	Terex Corp.	7,544
			49,982
		Machinery - Diversified: 0.1%
150		Cummins, Inc.	9,774
420		Deere & Co.	29,639
150		Manitowoc Co., Inc.	3,777
			43,190
		Media: 0.5%
1,950		Comcast Corp. – Class A	41,301
600	@	DIRECTV Group, Inc.	16,926
2,020		News Corp. - Class A	28,603
2,510		Time Warner, Inc.	41,089
390	@	Viacom - Class B	11,497
1,550		Walt Disney Co.	50,143
			189,559
		Metal Fabricate/Hardware: 0.0%
150		Precision Castparts Corp.	15,489
			15,489
		Mining: 0.1%
250		Alcoa, Inc.	8,033
324		Freeport-McMoRan Copper & Gold, Inc.	28,940
220		Newmont Mining Corp.	9,922
			46,895
		Miscellaneous Manufacturing: 1.2%
550		3M Co.	39,380
250		Cooper Industries Ltd.	11,910
470		Dover Corp.	23,209
150		Eaton Corp.	10,977
8,100		General Electric Co.	227,610
900		Honeywell International, Inc.	45,153
400		Illinois Tool Works, Inc.	19,844
120	@@	Ingersoll-Rand Co.	4,432
70		ITT Corp.	4,463
500		Leggett & Platt, Inc.	11,155
370		Parker Hannifin Corp.	23,706
350		Textron, Inc.	14,385
125	@@	Tyco International Ltd.	5,360
			441,584
		Office/Business Equipment: 0.1%
650		Pitney Bowes, Inc.	22,198
560		Xerox Corp.	7,801
			29,999
		Oil & Gas: 2.7%
440		Anadarko Petroleum Corp.	27,161
370		Apache Corp.	42,321
220		Chesapeake Energy Corp.	10,648
1,984		Chevron Corp.	171,259
1,439		ConocoPhillips	118,732
460		Devon Energy Corp.	46,943
150		ENSCO International, Inc.	10,167

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
170		EOG Resources, Inc.	$17,751
4,570		ExxonMobil Corp.	365,646
210		Hess Corp.	21,989
370		Marathon Oil Corp.	16,676
200		Murphy Oil Corp.	15,706
400	@, @@	Nabors Industries Ltd.	14,240
150		Noble Corp.	7,544
200		Noble Energy, Inc.	14,346
900		Occidental Petroleum Corp.	71,424
150		Questar Corp.	7,784
250	@	Southwestern Energy Co.	9,593
150		Sunoco, Inc.	6,657
239	@	Transocean, Inc.	30,401
300		Valero Energy Corp.	10,428
190		XTO Energy, Inc.	9,578
			1,046,994
		Oil & Gas Services: 0.5%
320		Baker Hughes, Inc.	25,603
260		BJ Services Co.	6,981
100	@	Cameron International Corp.	4,659
510		Halliburton Co.	22,409
360	@	National Oilwell Varco, Inc.	26,543
900		Schlumberger Ltd.	84,798
150		Smith International, Inc.	10,455
150	@	Weatherford International Ltd.	5,787
			187,235
		Packaging & Containers: 0.0%
170		Ball Corp.	7,806
			7,806
		Pharmaceuticals: 1.2%
1,040		Abbott Laboratories	59,727
150		Allergan, Inc.	8,381
250		AmerisourceBergen Corp.	10,253
1,350		Bristol-Myers Squibb Co.	28,809
90		Cardinal Health, Inc.	4,948
950		Eli Lilly & Co.	44,318
270	@	Express Scripts, Inc.	19,821
380	@	Forest Laboratories, Inc.	13,562
414	@	King Pharmaceuticals, Inc.	4,736
150	@	Medco Health Solutions, Inc.	7,028
1,800		Merck & Co., Inc.	64,206
4,950		Pfizer, Inc.	94,595
1,550		Schering-Plough Corp.	30,070
150	@	Watson Pharmaceuticals, Inc.	4,547
1,350		Wyeth	58,428
			453,429
		Pipelines: 0.1%
650		El Paso Corp.	10,894
650		Spectra Energy Corp.	17,199
650		Williams Cos., Inc.	20,079
			48,172
		Retail: 1.4%
100		Abercrombie & Fitch Co.	5,245
110	@	Autozone, Inc.	15,095
370		Best Buy Co., Inc.	16,565
250	@	Big Lots, Inc.	7,393
150		Costco Wholesale Corp.	10,059
1,236		CVS Caremark Corp.	45,238
150		Darden Restaurants, Inc.	4,394
400		Family Dollar Stores, Inc.	9,968
250	@	GameStop Corp.	10,968
800		Gap, Inc.	15,560
960		Home Depot, Inc.	26,035
150		JC Penney Co., Inc.	5,846
650		Limited Brands, Inc.	13,520
950		Lowe’s Cos., Inc.	23,408
350		Macy’s, Inc.	7,287
1,190		McDonald’s Corp.	73,780
340		RadioShack Corp.	6,463
470		Staples, Inc.	11,374
300	@	Starbucks Corp.	4,668
550		Target Corp.	29,161
160		Tiffany & Co.	7,067
680		TJX Cos., Inc.	24,643
440		Walgreen Co.	16,029
2,050		Wal-Mart Stores, Inc.	121,094
400		Yum! Brands, Inc.	14,272
			525,132
		Savings & Loans: 0.1%
1,550		Hudson City Bancorp., Inc.	28,582
670		Washington Mutual, Inc.	2,714
			31,296

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.6%
250		Altera Corp.	$5,660
250		Analog Devices, Inc.	6,990
950		Applied Materials, Inc.	17,024
250	@	Broadcom Corp.	6,015
4,690		Intel Corp.	107,260
120		KLA-Tencor Corp.	4,447
150		Linear Technology Corp.	4,896
850	@	LSI Logic Corp.	5,653
150	@	MEMC Electronic Materials, Inc.	7,364
450		National Semiconductor Corp.	9,644
400	@	Nvidia Corp.	5,056
400	@	QLogic Corp.	7,472
1,350		Texas Instruments, Inc.	33,089
400		Xilinx, Inc.	10,392
			230,962
		Software: 0.9%
400	@	Adobe Systems, Inc.	17,132
230	@	Autodesk, Inc.	8,172
140	@	BMC Software, Inc.	4,558
650		CA, Inc.	15,542
400	@	Compuware Corp.	4,572
150	@	Electronic Arts, Inc.	7,322
530		Fidelity National Information Services, Inc.	11,581
150	@	Fiserv, Inc.	7,779
600		IMS Health, Inc.	13,332
6,650		Microsoft Corp.	181,479
3,490	@	Oracle Corp.	76,536
			348,005
		Telecommunications: 1.4%
4,492		AT&T, Inc.	143,699
390		CenturyTel, Inc.	15,066
200	@	Ciena Corp.	3,476
4,950	@	Cisco Systems, Inc.	119,048
1,300		Corning, Inc.	26,702
175		Embarq Corp.	8,253
400	@	JDS Uniphase Corp.	4,064
250	@	Juniper Networks, Inc.	6,425
630		Motorola, Inc.	5,935
1,200		Qualcomm, Inc.	63,180
1,850		Qwest Communications International, Inc.	6,993
1,949		Sprint Nextel Corp.	16,995
2,240		Verizon Communications, Inc.	78,669
1,450		Windstream Corp.	18,009
			516,514
		Toys/Games/Hobbies: 0.1%
500		Hasbro, Inc.	18,700
			18,700
		Transportation: 0.3%
130		Burlington Northern Santa Fe Corp.	13,962
150		CSX Corp.	9,702
150		Expeditors International Washington, Inc.	5,414
60		FedEx Corp.	4,969
120		Norfolk Southern Corp.	8,824
150		Ryder System, Inc.	9,678
250		Union Pacific Corp.	20,975
510		United Parcel Service, Inc. - Class B	32,701
			106,225
		Total Common Stock
		(Cost $9,680,999)	8,898,453
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Apartments: 0.0%
130		Equity Residential	5,486
			5,486
		Diversified: 0.1%
310		Vornado Realty Trust	30,833
			30,833
		Health Care: 0.0%
250		HCP, Inc.	9,055
			9,055
		Hotels: 0.1%
1,140		Host Hotels & Resorts, Inc.	16,302
			16,302
		Regional Malls: 0.1%
250		General Growth Properties, Inc.	6,483
150		Simon Property Group, Inc.	14,232
			20,715
		Storage: 0.0%
170		Public Storage, Inc.	15,014
			15,014

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2008 (Unaudited) (continued)

Shares		Value
	Warehouse/Industrial: 0.0%
150	Prologis	$6,459
		6,459
	Total Real Estate Investment Trusts
	(Cost $110,553)	103,864

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.9%
		Federal Home Loan Mortgage Corporation: 60.9%
$23,600,000	Z	2.420%, due 04/21/09	$23,241,840
		Total U.S. Government Agency Obligations
		(Cost $23,027,426)	23,241,840

U.S. TREASURY OBLIGATIONS: 14.8%
		U.S. Treasury STRIP: 14.8%
5,690,000	^, Z	1.640%, due 02/15/09	5,647,780
		Total U.S. Treasury Obligations
		(Cost $5,642,008)	5,647,780
		Total Long-Term Investments
		(Cost $38,460,986)	37,891,937

Shares		Value
SHORT-TERM INVESTMENTS: 1.0%
	Affiliated Mutual Fund: 0.6%
250,000	ING Institutional Prime Money Market Fund	$250,000
	Total Mutual Fund
	(Cost $250,000)	250,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$142,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $142,033 to be received upon repurchase (Collateralized by $146,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $145,752, due 09/25/08)		$142,000
		Total Repurchase Agreement		142,000
		(Cost $ 142,000)
		Total Short-Term Investments		392,000
		(Cost $ 392,000)
		Total Investments in Securities
		(Cost $ 38,852,986)*	100.3%	$38,283,937
		Other Assets and Liabilities — Net	(0.3)	(112,506)
		Net Assets	100.0%	$38,171,431

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $39,775,072.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$473,883
		Gross Unrealized Depreciation		(1,965,018)
		Net Unrealized Depreciation		$(1,491,135)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$13,848,340	$—
Level 2- Other Significant Observable Inputs	24,411,121	—
Level 3- Significant Unobservable Inputs	24,476	—
Total	$38,283,937	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 25.5%
		Advertising: 0.1%
800	@	Interpublic Group of Cos., Inc.	$7,520
414		Omnicom Group	17,549
			25,069
		Aerospace/Defense: 0.7%
715		Boeing Co.	46,875
148		General Dynamics Corp.	13,660
150		Goodrich Corp.	7,688
100		L-3 Communications Holdings, Inc.	10,394
189		Lockheed Martin Corp.	22,007
447		Northrop Grumman Corp.	30,776
300		Raytheon Co.	17,997
648		United Technologies Corp.	42,502
			191,899
		Agriculture: 0.4%
1,376		Altria Group, Inc.	28,937
475		Archer-Daniels-Midland Co.	12,094
1,476		Philip Morris International, Inc.	79,261
184		Reynolds American, Inc.	9,748
			130,040
		Airlines: 0.0%
600		Southwest Airlines Co.	9,138
			9,138
		Apparel: 0.2%
420	@	Coach, Inc.	12,176
436		Nike, Inc.	26,426
100		Polo Ralph Lauren Corp.	7,588
300		VF Corp.	23,775
			69,965
		Auto Manufacturers: 0.0%
1,403	@	Ford Motor Co.	6,257
250		General Motors Corp.	2,500
			8,757
		Auto Parts & Equipment: 0.1%
200	@	Goodyear Tire & Rubber Co.	3,922
640		Johnson Controls, Inc.	19,789
			23,711
		Banks: 1.3%
2,801		Bank of America Corp.	87,223
1,000		Bank of New York Mellon Corp.	34,610
1,000		BB&T Corp.	30,000
256		Capital One Financial Corp.	11,300
250		Fifth Third Bancorp.	3,945
700		Huntington Bancshares, Inc.	5,124
200		M&T Bank Corp.	14,268
200		Northern Trust Corp.	16,078
300		PNC Financial Services Group, Inc.	21,585
1,398		Regions Financial Corp.	12,959
452		State Street Corp.	30,587
300		SunTrust Bank	12,567
900		US Bancorp.	28,674
928		Wachovia Corp.	14,746
2,026		Wells Fargo & Co.	61,327
300		Zions Bancorp.	8,052
			393,045
		Beverages: 0.7%
542		Anheuser-Busch Cos., Inc.	36,780
1,702		Coca-Cola Co.	88,623
200		Coca-Cola Enterprises, Inc.	3,414
200	@	Constellation Brands, Inc.	4,222
100		Molson Coors Brewing Co.	4,765
459		Pepsi Bottling Group, Inc.	13,577
815		PepsiCo, Inc.	55,811
			207,192
		Biotechnology: 0.4%
827	@	Amgen, Inc.	51,977
200	@	Biogen Idec, Inc.	10,186
300	@	Celgene Corp.	20,790
598	@	Gilead Sciences, Inc.	31,503
			114,456
		Chemicals: 0.6%
100		Air Products & Chemicals, Inc.	9,185
50		CF Industries Holdings, Inc.	7,620
748		Dow Chemical Co.	25,529
750		EI Du Pont de Nemours & Co.	33,330

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals: (continued)
100		International Flavors & Fragrances, Inc.	$4,021
488		Monsanto Co.	55,754
225		PPG Industries, Inc.	14,144
100		Rohm & Haas Co.	7,505
50		Sigma-Aldrich Corp.	2,838
			159,926
		Coal: 0.0%
80		Massey Energy Co.	5,277
100		Peabody Energy Corp.	6,295
			11,572
		Commercial Services: 0.3%
100	@	Apollo Group, Inc. - Class A	6,368
100		Automatic Data Processing, Inc.	4,438
300		H&R Block, Inc.	7,662
60		Mastercard, Inc.	14,553
201		McKesson Corp.	11,614
94		Moody’s Corp.	3,822
200		Robert Half International, Inc.	5,120
500		RR Donnelley & Sons Co.	13,940
519		Western Union Co.	14,335
			81,852
		Computers: 1.4%
200	@	Affiliated Computer Services, Inc.	10,648
600	@	Apple, Inc.	101,718
79	@	Computer Sciences Corp.	3,715
1,536	@	Dell, Inc.	33,377
1,560	@	EMC Corp.	23,837
1,939		Hewlett-Packard Co.	90,978
938		International Business Machines Corp.	114,183
203	@	Lexmark International, Inc.	7,302
250	@	NetApp, Inc.	6,370
750	@	Sun Microsystems, Inc.	6,750
200	@	Teradata Corp.	4,914
			403,792
		Cosmetics/Personal Care: 0.6%
300		Avon Products, Inc.	12,849
125		Colgate-Palmolive Co.	9,504
100		Estee Lauder Cos., Inc.	4,977
2,247		Procter & Gamble Co.	156,773
			184,103
		Diversified Financial Services: 1.4%
616		American Express Co.	24,443
203		Ameriprise Financial, Inc.	9,125
800		Charles Schwab Corp.	19,192
3,030		Citigroup, Inc.	57,540
60		CME Group, Inc.	20,123
595		Discover Financial Services	9,788
450		Federal Home Loan Mortgage Corporation	2,030
818		Federal National Mortgage Association	5,595
430		Goldman Sachs Group, Inc.	70,507
100	@	IntercontinentalExchange, Inc.	8,803
320		Invesco Ltd.	8,202
200		Janus Capital Group, Inc.	5,394
2,180		JPMorgan Chase & Co.	83,908
638		Lehman Brothers Holdings, Inc.	10,265
753		Merrill Lynch & Co., Inc.	21,348
740		Morgan Stanley	30,214
100		NYSE Euronext	4,059
495	@	SLM Corp.	8,172
			398,708
		Electric: 0.8%
800	@	AES Corp.	12,208
550		American Electric Power Co., Inc.	21,472
300		Centerpoint Energy, Inc.	4,764
600		Dominion Resources, Inc.	26,118
600		DTE Energy Co.	25,296
750		Duke Energy Corp.	13,080
700		Edison International	32,144
100		Entergy Corp.	10,339
100		Exelon Corp.	7,596
150		FPL Group, Inc.	9,009
700		Pepco Holdings, Inc.	17,745
300		PG&E Corp.	12,399
450		Public Service Enterprise Group, Inc.	18,347
300		Southern Co.	11,253
300		Xcel Energy, Inc.	6,153
			227,923
		Electrical Components & Equipment: 0.1%
508		Emerson Electric Co.	23,774
200		Molex, Inc.	4,824
			28,598

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.2%
442	@	Agilent Technologies, Inc.	$15,364
100		Applied Biosystems, Inc.	3,649
200		Jabil Circuit, Inc.	3,372
100		PerkinElmer, Inc.	2,841
283	@	Thermo Electron Corp.	17,138
475	@@	Tyco Electronics Ltd.	15,632
90	@	Waters Corp.	6,143
			64,139
		Engineering & Construction: 0.1%
200		Fluor Corp.	16,026
			16,026
		Environmental Control: 0.0%
250	@	Allied Waste Industries, Inc.	3,360
150		Waste Management, Inc.	5,277
			8,637
		Food: 0.4%
230		General Mills, Inc.	15,221
132		HJ Heinz Co.	6,642
250		Kellogg Co.	13,610
736		Kraft Foods, Inc.	23,191
475		Kroger Co.	13,120
100		Safeway, Inc.	2,634
1,200		Sara Lee Corp.	16,200
200		Supervalu, Inc.	4,638
200		Sysco Corp.	6,366
200		Whole Foods Market, Inc.	3,662
100		WM Wrigley Jr. Co.	7,948
			113,232
		Forest Products & Paper: 0.0%
200		International Paper Co.	5,410
			5,410
		Gas: 0.0%
150		Sempra Energy	8,688
			8,688
		Hand/Machine Tools: 0.1%
98		Black & Decker Corp.	6,199
198		Snap-On, Inc.	11,290
185		Stanley Works	8,871
			26,360
		Healthcare - Products: 0.9%
469		Baxter International, Inc.	31,779
300		Becton Dickinson & Co.	26,214
1,000	@	Boston Scientific Corp.	12,560
125	@@	Covidien Ltd.	6,759
1,602		Johnson & Johnson	112,829
850		Medtronic, Inc.	46,410
450	@	St. Jude Medical, Inc.	20,624
100		Stryker Corp.	6,719
100	@	Varian Medical Systems, Inc.	6,316
			270,210
		Healthcare - Services: 0.4%
468		Aetna, Inc.	20,190
404		Cigna Corp.	16,920
100	@	DaVita, Inc.	5,739
102	@	Humana, Inc.	4,733
150	@	Laboratory Corp. of America Holdings	10,973
300		Quest Diagnostics	16,215
698		UnitedHealth Group, Inc.	21,254
468	@	WellPoint, Inc.	24,706
			120,730
		Home Builders: 0.1%
500		Lennar Corp.	6,575
500		Pulte Homes, Inc.	7,255
			13,830
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	4,824
100		Clorox Co.	5,910
287		Kimberly-Clark Corp.	17,702
			28,436
		Insurance: 1.1%
636		Aflac, Inc.	36,061
294		Allstate Corp.	13,268
1,499		American International Group, Inc.	32,214
300		AON Corp.	14,247
150		Assurant, Inc.	8,765
492		Chubb Corp.	23,621
500		Cincinnati Financial Corp.	14,820
200		Genworth Financial, Inc.	3,210
126		Hartford Financial Services Group, Inc.	7,948
300		Lincoln National Corp.	15,228
92		Loews Corp.	3,996
100		Marsh & McLennan Cos., Inc.	3,193

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
761		Metlife, Inc.	$41,246
838		Progressive Corp.	15,478
473		Prudential Financial, Inc.	34,865
100		Safeco Corp.	6,760
227		Torchmark Corp.	13,561
580		Travelers Cos., Inc.	25,613
500		UnumProvident Corp.	12,705
200	@@	XL Capital Ltd.	4,020
			330,819
		Internet: 0.4%
100	@	Akamai Technologies, Inc.	2,290
150	@	Amazon.com, Inc.	12,122
766	@	eBay, Inc.	19,096
200	@	Expedia, Inc.	3,532
100	@	Google, Inc. - Class A	46,329
609	@	Symantec Corp.	13,587
900	@	Yahoo!, Inc.	17,442
			114,398
		Iron/Steel: 0.1%
100		AK Steel Holding Corp.	5,261
100		Allegheny Technologies, Inc.	4,900
402		Nucor Corp.	21,105
83		United States Steel Corp.	11,045
			42,311
		Machinery - Construction & Mining: 0.2%
550		Caterpillar, Inc.	38,902
100	@	Terex Corp.	5,029
			43,931
		Machinery - Diversified: 0.1%
74		Cummins, Inc.	4,822
450		Deere & Co.	31,757
			36,579
		Media: 0.6%
1,600		Comcast Corp. – Class A	33,888
550	@	DIRECTV Group, Inc.	15,516
1,950		News Corp. - Class A	27,612
2,200		Time Warner, Inc.	36,014
300	@	Viacom - Class B	8,844
1,320		Walt Disney Co.	42,702
			164,576
		Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	10,326
			10,326
		Mining: 0.1%
150		Alcoa, Inc.	4,820
244		Freeport-McMoRan Copper & Gold, Inc.	21,794
200		Newmont Mining Corp.	9,020
			35,634
		Miscellaneous Manufacturing: 1.4%
570		3M Co.	40,812
200		Cooper Industries Ltd.	9,528
500		Dover Corp.	24,690
146		Eaton Corp.	10,684
7,105		General Electric Co.	199,651
809		Honeywell International, Inc.	40,588
300		Illinois Tool Works, Inc.	14,883
100	@@	Ingersoll-Rand Co.	3,693
100		ITT Corp.	6,375
600		Leggett & Platt, Inc.	13,386
227		Parker Hannifin Corp.	14,544
300		Textron, Inc.	12,330
125	@@	Tyco International Ltd.	5,360
			396,524
		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	20,490
500		Xerox Corp.	6,965
			27,455
		Oil & Gas: 2.9%
404		Anadarko Petroleum Corp.	24,939
300		Apache Corp.	34,314
150		Chesapeake Energy Corp.	7,260
1,647		Chevron Corp.	142,169
1,251		ConocoPhillips	103,220
424		Devon Energy Corp.	43,269
100		ENSCO International, Inc.	6,778
100		EOG Resources, Inc.	10,442
3,867		ExxonMobil Corp.	309,399
150		Hess Corp.	15,707
402		Marathon Oil Corp.	18,118
100		Murphy Oil Corp.	7,853
300	@, @@	Nabors Industries Ltd.	10,680
100		Noble Corp.	5,029

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
110		Noble Energy, Inc.	$7,890
730		Occidental Petroleum Corp.	57,933
100		Questar Corp.	5,189
100	@	Southwestern Energy Co.	3,837
100		Sunoco, Inc.	4,438
199	@	Transocean, Inc.	25,313
178		Valero Energy Corp.	6,187
150		XTO Energy, Inc.	7,562
			857,526
		Oil & Gas Services: 0.5%
200		Baker Hughes, Inc.	16,002
200		BJ Services Co.	5,370
100	@	Cameron International Corp.	4,659
450		Halliburton Co.	19,773
250	@	National Oilwell Varco, Inc.	18,433
800		Schlumberger Ltd.	75,376
100		Smith International, Inc.	6,970
100	@	Weatherford International Ltd.	3,858
			150,441
		Packaging & Containers: 0.0%
110		Ball Corp.	5,051
			5,051
		Pharmaceuticals: 1.3%
900		Abbott Laboratories	51,687
100		Allergan, Inc.	5,587
100		AmerisourceBergen Corp.	4,101
1,200		Bristol-Myers Squibb Co.	25,608
58		Cardinal Health, Inc.	3,189
750		Eli Lilly & Co.	34,988
170	@	Express Scripts, Inc.	12,480
300	@	Forest Laboratories, Inc.	10,707
411	@	King Pharmaceuticals, Inc.	4,702
100	@	Medco Health Solutions, Inc.	4,685
1,589		Merck & Co., Inc.	56,680
4,406		Pfizer, Inc.	84,199
1,300		Schering-Plough Corp.	25,220
100	@	Watson Pharmaceuticals, Inc.	3,031
1,244		Wyeth	53,840
			380,704
		Pipelines: 0.1%
500		El Paso Corp.	8,380
600		Spectra Energy Corp.	15,876
579		Williams Cos., Inc.	17,885
			42,141
		Retail: 1.6%
100		Abercrombie & Fitch Co.	5,245
100	@	Autozone, Inc.	13,723
439		Best Buy Co., Inc.	19,654
100	@	Big Lots, Inc.	2,957
86		Costco Wholesale Corp.	5,767
1,137		CVS Caremark Corp.	41,614
91		Darden Restaurants, Inc.	2,665
500		Family Dollar Stores, Inc.	12,460
200	@	GameStop Corp.	8,774
768		Gap, Inc.	14,938
812		Home Depot, Inc.	22,021
100		JC Penney Co., Inc.	3,897
500		Limited Brands, Inc.	10,400
762		Lowe’s Cos., Inc.	18,776
200		Macy’s, Inc.	4,164
952		McDonald’s Corp.	59,024
200		RadioShack Corp.	3,802
467		Staples, Inc.	11,301
200	@	Starbucks Corp.	3,112
551		Target Corp.	29,214
100		Tiffany & Co.	4,417
630		TJX Cos., Inc.	22,831
450		Walgreen Co.	16,394
1,860		Wal-Mart Stores, Inc.	109,870
292		Yum! Brands, Inc.	10,419
			457,439
		Savings & Loans: 0.1%
1,350		Hudson City Bancorp., Inc.	24,894
587		Washington Mutual, Inc.	2,377
			27,271
		Semiconductors: 0.6%
200		Altera Corp.	4,528
100		Analog Devices, Inc.	2,796
782		Applied Materials, Inc.	14,013
250	@	Broadcom Corp.	6,015
4,171		Intel Corp.	95,391
100		KLA-Tencor Corp.	3,706

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
100		Linear Technology Corp.	$3,264
800	@	LSI Logic Corp.	5,320
100	@	MEMC Electronic Materials, Inc.	4,909
257		National Semiconductor Corp.	5,508
250	@	Nvidia Corp.	3,160
250	@	QLogic Corp.	4,670
1,150		Texas Instruments, Inc.	28,187
200		Xilinx, Inc.	5,196
			186,663
		Software: 1.0%
274	@	Adobe Systems, Inc.	11,735
92	@	Autodesk, Inc.	3,269
214	@	BMC Software, Inc.	6,968
481		CA, Inc.	11,501
300	@	Compuware Corp.	3,429
100	@	Electronic Arts, Inc.	4,881
500		Fidelity National Information Services, Inc.	10,925
100	@	Fiserv, Inc.	5,186
500		IMS Health, Inc.	11,110
5,687		Microsoft Corp.	155,198
2,936	@	Oracle Corp.	64,386
			288,588
		Telecommunications: 1.5%
3,837		AT&T, Inc.	122,746
430		CenturyTel, Inc.	16,611
200	@	Ciena Corp.	3,476
4,201	@	Cisco Systems, Inc.	101,034
946		Corning, Inc.	19,431
112		Embarq Corp.	5,282
250	@	JDS Uniphase Corp.	2,540
250	@	Juniper Networks, Inc.	6,425
600		Motorola, Inc.	5,652
924		Qualcomm, Inc.	48,649
1,400		Qwest Communications International, Inc.	5,292
1,640		Sprint Nextel Corp.	14,301
1,995		Verizon Communications, Inc.	70,064
1,300		Windstream Corp.	16,146
			437,649
		Toys/Games/Hobbies: 0.1%
500		Hasbro, Inc.	18,700
			18,700
		Transportation: 0.3%
50		Burlington Northern Santa Fe Corp.	5,370
160		CSX Corp.	10,349
100		Expeditors International Washington, Inc.	3,609
85		FedEx Corp.	7,040
125		Norfolk Southern Corp.	9,191
100		Ryder System, Inc.	6,452
200		Union Pacific Corp.	16,780
300		United Parcel Service, Inc. - Class B	19,236
			78,027
		Total Common Stock
		(Cost $7,967,695)	7,478,197
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
100		Equity Residential	4,220
			4,220
		Diversified: 0.1%
200		Vornado Realty Trust	19,892
			19,892
		Health Care: 0.0%
200		HCP, Inc.	7,244
			7,244
		Hotels: 0.0%
800		Host Hotels & Resorts, Inc.	11,440
			11,440
		Regional Malls: 0.1%
100		General Growth Properties, Inc.	2,593
100		Simon Property Group, Inc.	9,488
			12,081
		Storage: 0.0%
100		Public Storage, Inc.	8,832
			8,832
		Warehouse/Industrial: 0.0%
100		Prologis	4,306
			4,306
		Total Real Estate Investment Trusts
		(Cost $69,406)	68,015

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 74.1%
		U.S. Treasury STRIP: 74.1%
$22,155,000	^^	Discount Note, due 08/15/09		$21,698,641
		Total U.S. Treasury Obligations
		(Cost $21,430,407)		21,698,641
		Total Long-Term Investments
		(Cost $29,467,508)		29,244,853
SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
117,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $117,027 to be received upon repurchase (Collateralized by $208,000 Resolution Funding Corporation, Discount Note, Market Value $119,621, due 10/15/20)		117,000
		Total Short-Term Investments
		(Cost $117,000)		117,000
		Total Investments in Securities
		(Cost $29,584,508)*	100.2%	$29,361,853
		Other Assets and Liabilities — Net	(0.2)	(71,218)
		Net Assets	100.0%	$29,290,635

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	*	Cost for federal income tax purposes is $30,636,060.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$465,161
		Gross Unrealized Depreciation		(1,739,368)
		Net Unrealized Depreciation		$(1,274,207)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$28,388,147	$—
Level 2- Other Significant Observable Inputs	958,666	—
Level 3- Significant Unobservable Inputs	15,040	—
Total	$29,361,853	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2008 (Unaudited)

Shares			Value

COMMON STOCK: 17.9%
		Advertising: 0.1%
560	@	Interpublic Group of Cos., Inc.	$5,264
154		Omnicom Group	6,528
			11,792
		Aerospace/Defense: 0.5%
379		Boeing Co.	24,847
64		General Dynamics Corp.	5,907
120		Goodrich Corp.	6,150
60		L-3 Communications Holdings, Inc.	6,236
126		Lockheed Martin Corp.	14,671
174		Northrop Grumman Corp.	11,980
170		Raytheon Co.	10,198
318		United Technologies Corp.	20,858
			100,847
		Agriculture: 0.3%
719		Altria Group, Inc.	15,121
252		Archer-Daniels-Midland Co.	6,416
30		Lorillard, Inc.	2,167
729		Philip Morris International, Inc.	39,147
116		Reynolds American, Inc.	6,146
			68,997
		Airlines: 0.0%
320		Southwest Airlines Co.	4,874
			4,874
		Apparel: 0.1%
166	@	Coach, Inc.	4,812
146		Nike, Inc.	8,849
50		Polo Ralph Lauren Corp.	3,794
150		VF Corp.	11,888
			29,343
		Auto Manufacturers: 0.0%
686	@	Ford Motor Co.	3,060
220		General Motors Corp.	2,200
			5,260
		Auto Parts & Equipment: 0.1%
120	@	Goodyear Tire & Rubber Co.	2,353
346		Johnson Controls, Inc.	10,698
			13,051
		Banks: 1.0%
1,381		Bank of America Corp.	43,004
480		Bank of New York Mellon Corp.	16,613
510		BB&T Corp.	15,300
170		Capital One Financial Corp.	7,504
150		Fifth Third Bancorp.	2,367
370		Huntington Bancshares, Inc.	2,708
100		M&T Bank Corp.	7,134
130		Northern Trust Corp.	10,451
190		PNC Financial Services Group, Inc.	13,671
734		Regions Financial Corp.	6,804
205		State Street Corp.	13,872
150		SunTrust Bank	6,284
450		US Bancorp.	14,337
498		Wachovia Corp.	7,913
1,038		Wells Fargo & Co.	31,420
220		Zions Bancorp.	5,905
			205,287
		Beverages: 0.5%
249		Anheuser-Busch Cos., Inc.	16,897
853		Coca-Cola Co.	44,416
120		Coca-Cola Enterprises, Inc.	2,048
150	@	Constellation Brands, Inc.	3,167
60		Molson Coors Brewing Co.	2,859
234		Pepsi Bottling Group, Inc.	6,922
392		PepsiCo, Inc.	26,844
			103,153
		Biotechnology: 0.3%
414	@	Amgen, Inc.	26,020
120	@	Biogen Idec, Inc.	6,112
140	@	Celgene Corp.	9,702
20	@	Genzyme Corp.	1,566
272	@	Gilead Sciences, Inc.	14,329
			57,729
		Chemicals: 0.4%
60		Air Products & Chemicals, Inc.	5,511
30		CF Industries Holdings, Inc.	4,572

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
343		Dow Chemical Co.	$11,707
390		EI Du Pont de Nemours & Co.	17,332
50		International Flavors & Fragrances, Inc.	2,011
204		Monsanto Co.	23,307
122		PPG Industries, Inc.	7,669
20		Praxair, Inc.	1,797
40		Rohm & Haas Co.	3,002
40		Sigma-Aldrich Corp.	2,270
			79,178
		Coal: 0.0%
40		Massey Energy Co.	2,638
80		Peabody Energy Corp.	5,036
			7,674
		Commercial Services: 0.2%
70	@	Apollo Group, Inc. - Class A	4,458
50		Automatic Data Processing, Inc.	2,219
200		H&R Block, Inc.	5,108
20		Mastercard, Inc.	4,851
100		McKesson Corp.	5,778
72		Moody’s Corp.	2,928
120		Robert Half International, Inc.	3,072
160		RR Donnelley & Sons Co.	4,461
273		Western Union Co.	7,540
			40,415
		Computers: 0.9%
90	@	Affiliated Computer Services, Inc.	4,792
280	@	Apple, Inc.	47,468
44	@	Computer Sciences Corp.	2,069
801	@	Dell, Inc.	17,406
771	@	EMC Corp.	11,781
930		Hewlett-Packard Co.	43,636
497		International Business Machines Corp.	60,500
149	@	Lexmark International, Inc.	5,360
120	@	NetApp, Inc.	3,058
240	@	Sun Microsystems, Inc.	2,160
120	@	Teradata Corp.	2,948
			201,178
		Cosmetics/Personal Care: 0.4%
160		Avon Products, Inc.	6,853
59		Colgate-Palmolive Co.	4,486
40		Estee Lauder Cos., Inc.	1,991
1,125		Procter & Gamble Co.	78,491
			91,821
		Diversified Financial Services: 0.9%
275		American Express Co.	10,912
97		Ameriprise Financial, Inc.	4,360
390		Charles Schwab Corp.	9,356
1,524		Citigroup, Inc.	28,941
20		CME Group, Inc.	6,708
232		Discover Financial Services	3,816
190		Federal Home Loan Mortgage Corporation	857
301		Federal National Mortgage Association	2,059
173		Goldman Sachs Group, Inc.	28,367
30	@	IntercontinentalExchange, Inc.	2,641
180		Invesco Ltd.	4,613
90		Janus Capital Group, Inc.	2,427
1,077		JPMorgan Chase & Co.	41,454
314		Lehman Brothers Holdings, Inc.	5,052
411		Merrill Lynch & Co., Inc.	11,652
385		Morgan Stanley	15,720
100		NYSE Euronext	4,059
171	@	SLM Corp.	2,823
			185,817
		Electric: 0.5%
390	@	AES Corp.	5,951
290		American Electric Power Co., Inc.	11,322
160		Centerpoint Energy, Inc.	2,541
310		Dominion Resources, Inc.	13,494
280		DTE Energy Co.	11,805
360		Duke Energy Corp.	6,278
310		Edison International	14,235
60		Entergy Corp.	6,203
60		Exelon Corp.	4,558
70		FPL Group, Inc.	4,204
300		Pepco Holdings, Inc.	7,605
170		PG&E Corp.	7,026
224		Public Service Enterprise Group, Inc.	9,132
150		Southern Co.	5,627
160		Xcel Energy, Inc.	3,282
			113,263

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.1%
254		Emerson Electric Co.	$11,887
120		Molex, Inc.	2,894
			14,781
		Electronics: 0.2%
196	@	Agilent Technologies, Inc.	6,813
60		Applied Biosystems, Inc.	2,189
120		Jabil Circuit, Inc.	2,023
70		PerkinElmer, Inc.	1,989
171	@	Thermo Electron Corp.	10,356
190	@@	Tyco Electronics Ltd.	6,253
54	@	Waters Corp.	3,686
			33,309
		Engineering & Construction: 0.1%
120		Fluor Corp.	9,616
40	@	Jacobs Engineering Group, Inc.	2,953
			12,569
		Environmental Control: 0.0%
160	@	Allied Waste Industries, Inc.	2,150
60		Waste Management, Inc.	2,111
			4,261
		Food: 0.3%
100		General Mills, Inc.	6,618
60		HJ Heinz Co.	3,019
170		Kellogg Co.	9,255
357		Kraft Foods, Inc.	11,249
208		Kroger Co.	5,745
70		Safeway, Inc.	1,844
660		Sara Lee Corp.	8,910
120		Supervalu, Inc.	2,783
100		Sysco Corp.	3,183
80		Whole Foods Market, Inc.	1,465
70		WM Wrigley Jr. Co.	5,564
			59,635
		Forest Products & Paper: 0.0%
120		International Paper Co.	3,246
			3,246
		Gas: 0.0%
60		Sempra Energy	3,475
			3,475
		Hand/Machine Tools: 0.1%
62		Black & Decker Corp.	3,922
92		Snap-On, Inc.	5,246
139		Stanley Works	6,665
			15,833
		Healthcare - Products: 0.6%
202		Baxter International, Inc.	13,688
160		Becton Dickinson & Co.	13,981
420	@	Boston Scientific Corp.	5,275
70	@@	Covidien Ltd.	3,785
10	@	Intuitive Surgical, Inc.	2,953
787		Johnson & Johnson	55,428
460		Medtronic, Inc.	25,116
170	@	St. Jude Medical, Inc.	7,791
40		Stryker Corp.	2,688
60	@	Varian Medical Systems, Inc.	3,790
30	@	Zimmer Holdings, Inc.	2,172
			136,667
		Healthcare - Services: 0.2%
184		Aetna, Inc.	7,938
162		Cigna Corp.	6,785
40	@	DaVita, Inc.	2,296
58	@	Humana, Inc.	2,691
71	@	Laboratory Corp. of America Holdings	5,194
170		Quest Diagnostics	9,189
326		UnitedHealth Group, Inc.	9,927
186	@	WellPoint, Inc.	9,819
			53,839
		Home Builders: 0.0%
240		Lennar Corp.	3,156
240		Pulte Homes, Inc.	3,482
			6,638
		Household Products/Wares: 0.1%
60		Avery Dennison Corp.	2,894
60		Clorox Co.	3,546
154		Kimberly-Clark Corp.	9,499
			15,939
		Insurance: 0.8%
317		Aflac, Inc.	17,974
193		Allstate Corp.	8,710
742		American International Group, Inc.	15,946
170		AON Corp.	8,073
100		Assurant, Inc.	5,843
180		Chubb Corp.	8,642

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
210		Cincinnati Financial Corp.	$6,224
220		Genworth Financial, Inc.	3,531
63		Hartford Financial Services Group, Inc.	3,974
170		Lincoln National Corp.	8,629
55		Loews Corp.	2,389
120		Marsh & McLennan Cos., Inc.	3,832
406		Metlife, Inc.	22,005
412		Progressive Corp.	7,610
233		Prudential Financial, Inc.	17,174
30		Safeco Corp.	2,028
152		Torchmark Corp.	9,080
300		Travelers Cos., Inc.	13,248
220		UnumProvident Corp.	5,590
100	@@	XL Capital Ltd.	2,010
			172,512
		Internet: 0.3%
60	@	Akamai Technologies, Inc.	1,374
100	@	Amazon.com, Inc.	8,081
416	@	eBay, Inc.	10,371
120	@	Expedia, Inc.	2,119
70	@	Google, Inc. - Class A	32,430
336	@	Symantec Corp.	7,496
470	@	Yahoo!, Inc.	9,109
			70,980
		Iron/Steel: 0.1%
60		AK Steel Holding Corp.	3,157
40		Allegheny Technologies, Inc.	1,960
150		Nucor Corp.	7,875
56		United States Steel Corp.	7,452
			20,444
		Machinery - Construction & Mining: 0.1%
260		Caterpillar, Inc.	18,390
70	@	Terex Corp.	3,520
			21,910
		Machinery - Diversified: 0.1%
36		Cummins, Inc.	2,346
170		Deere & Co.	11,997
100		Manitowoc Co., Inc.	2,518
			16,861
		Media: 0.4%
755		Comcast Corp. — Class A	15,991
280	@	DIRECTV Group, Inc.	7,899
950		News Corp. - Class A	13,452
1,070		Time Warner, Inc.	17,516
160	@	Viacom - Class B	4,717
599		Walt Disney Co.	19,378
			78,953
		Metal Fabricate/Hardware: 0.0%
60		Precision Castparts Corp.	6,196
			6,196
		Mining: 0.1%
60		Alcoa, Inc.	1,928
157		Freeport-McMoRan Copper & Gold, Inc.	14,023
90		Newmont Mining Corp.	4,059
			20,010
		Miscellaneous Manufacturing: 0.9%
237		3M Co.	16,969
120		Cooper Industries Ltd.	5,717
200		Dover Corp.	9,876
59		Eaton Corp.	4,318
3,523		General Electric Co.	98,996
386		Honeywell International, Inc.	19,366
180		Illinois Tool Works, Inc.	8,930
50	@@	Ingersoll-Rand Co.	1,847
30		ITT Corp.	1,913
220		Leggett & Platt, Inc.	4,908
159		Parker Hannifin Corp.	10,187
130		Textron, Inc.	5,343
70	@@	Tyco International Ltd.	3,002
			191,372
		Office/Business Equipment: 0.1%
240		Pitney Bowes, Inc.	8,196
240		Xerox Corp.	3,343
			11,539
		Oil & Gas: 2.1%
210		Anadarko Petroleum Corp.	12,963
160		Apache Corp.	18,301
90		Chesapeake Energy Corp.	4,356
847		Chevron Corp.	73,113
619		ConocoPhillips	51,074
197		Devon Energy Corp.	20,104
50		ENSCO International, Inc.	3,389

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
70		EOG Resources, Inc.	$7,309
1,948		ExxonMobil Corp.	155,859
90		Hess Corp.	9,424
164		Marathon Oil Corp.	7,391
100		Murphy Oil Corp.	7,853
170	@, @@	Nabors Industries Ltd.	6,052
50		Noble Corp.	2,515
80		Noble Energy, Inc.	5,738
386		Occidental Petroleum Corp.	30,633
30		Questar Corp.	1,557
110	@	Southwestern Energy Co.	4,221
60		Sunoco, Inc.	2,663
99	@	Transocean, Inc.	12,593
122		Valero Energy Corp.	4,241
75		XTO Energy, Inc.	3,781
			445,130
		Oil & Gas Services: 0.4%
140		Baker Hughes, Inc.	11,201
110		BJ Services Co.	2,954
40	@	Cameron International Corp.	1,864
220		Halliburton Co.	9,667
150	@	National Oilwell Varco, Inc.	11,060
370		Schlumberger Ltd.	34,861
50		Smith International, Inc.	3,485
60	@	Weatherford International Ltd.	2,315
			77,407
		Packaging & Containers: 0.0%
70		Ball Corp.	3,214
			3,214
		Pharmaceuticals: 0.9%
450		Abbott Laboratories	25,844
70		Allergan, Inc.	3,911
100		AmerisourceBergen Corp.	4,101
550		Bristol-Myers Squibb Co.	11,737
53		Cardinal Health, Inc.	2,914
390		Eli Lilly & Co.	18,194
110	@	Express Scripts, Inc.	8,075
160	@	Forest Laboratories, Inc.	5,710
228	@	King Pharmaceuticals, Inc.	2,608
60	@	Medco Health Solutions, Inc.	2,811
804		Merck & Co., Inc.	28,679
2,104		Pfizer, Inc.	40,207
580		Schering-Plough Corp.	11,252
120	@	Watson Pharmaceuticals, Inc.	3,637
574		Wyeth	24,843
			194,523
		Pipelines: 0.1%
300		El Paso Corp.	5,028
240		Spectra Energy Corp.	6,350
257		Williams Cos., Inc.	7,939
			19,317
		Retail: 1.1%
60		Abercrombie & Fitch Co.	3,147
50	@	Autozone, Inc.	6,862
189		Best Buy Co., Inc.	8,462
120	@	Big Lots, Inc.	3,548
64		Costco Wholesale Corp.	4,292
546		CVS Caremark Corp.	19,984
62		Darden Restaurants, Inc.	1,816
190		Family Dollar Stores, Inc.	4,735
120	@	GameStop Corp.	5,264
382		Gap, Inc.	7,430
303		Home Depot, Inc.	8,217
100		JC Penney Co., Inc.	3,897
200		Limited Brands, Inc.	4,160
446		Lowe’s Cos., Inc.	10,989
120		Macy’s, Inc.	2,498
512		McDonald’s Corp.	31,744
150		RadioShack Corp.	2,852
161		Staples, Inc.	3,896
130	@	Starbucks Corp.	2,023
255		Target Corp.	13,520
70		Tiffany & Co.	3,092
295		TJX Cos., Inc.	10,691
190		Walgreen Co.	6,922
891		Wal-Mart Stores, Inc.	52,631
164		Yum! Brands, Inc.	5,852
			228,524
		Savings & Loans: 0.1%
660		Hudson City Bancorp., Inc.	12,170
186		Washington Mutual, Inc.	753
			12,923

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.5%
90		Altera Corp.	$2,038
60		Analog Devices, Inc.	1,678
386		Applied Materials, Inc.	6,917
140	@	Broadcom Corp.	3,368
2,062		Intel Corp.	47,158
50		KLA-Tencor Corp.	1,853
100		Linear Technology Corp.	3,264
260	@	LSI Logic Corp.	1,729
70	@	MEMC Electronic Materials, Inc.	3,436
240		National Semiconductor Corp.	5,143
210	@	Nvidia Corp.	2,654
220	@	QLogic Corp.	4,110
580		Texas Instruments, Inc.	14,216
120		Xilinx, Inc.	3,118
			100,682
		Software: 0.7%
140	@	Adobe Systems, Inc.	5,996
60	@	Autodesk, Inc.	2,132
63	@	BMC Software, Inc.	2,051
236		CA, Inc.	5,643
170	@	Compuware Corp.	1,943
60	@	Electronic Arts, Inc.	2,929
230		Fidelity National Information Services, Inc.	5,026
60	@	Fiserv, Inc.	3,112
240		IMS Health, Inc.	5,333
2,810		Microsoft Corp.	76,685
1,497	@	Oracle Corp.	32,829
			143,679
		Telecommunications: 1.0%
1,891		AT&T, Inc.	60,493
161		CenturyTel, Inc.	6,219
90	@	Ciena Corp.	1,564
2,107	@	Cisco Systems, Inc.	50,673
555		Corning, Inc.	11,400
84		Embarq Corp.	3,961
220	@	JDS Uniphase Corp.	2,235
100	@	Juniper Networks, Inc.	2,570
270		Motorola, Inc.	2,543
490		Qualcomm, Inc.	25,799
570		Qwest Communications International, Inc.	2,155
834		Sprint Nextel Corp.	7,272
982		Verizon Communications, Inc.	34,488
580		Windstream Corp.	7,204
			218,576
		Toys/Games/Hobbies: 0.0%
220		Hasbro, Inc.	8,228
			8,228
		Transportation: 0.2%
60		Burlington Northern Santa Fe Corp.	6,444
68		CSX Corp.	4,398
120		Expeditors International Washington, Inc.	4,331
37		FedEx Corp.	3,064
70		Norfolk Southern Corp.	5,147
70		Ryder System, Inc.	4,516
100		Union Pacific Corp.	8,390
220		United Parcel Service, Inc. - Class B	14,106
			50,396
		Total Common Stock
		(Cost $3,978,421)	3,793,247

REAL ESTATE INVESTMENT TRUSTS: 0.2%

		Apartments: 0.0%
60		Equity Residential	2,532
			2,532
		Diversified: 0.1%
130		Vornado Realty Trust	12,930
			12,930
		Health Care: 0.0%
120		HCP, Inc.	4,346
			4,346
		Hotels: 0.1%
540		Host Hotels & Resorts, Inc.	7,722
			7,722
		Regional Malls: 0.0%
70		General Growth Properties, Inc.	1,815
50		Simon Property Group, Inc.	4,744
			6,559
		Storage: 0.0%
70		Public Storage, Inc.	6,182
			6,182

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2008 (Unaudited) (continued)

Shares		Value
	Warehouse/Industrial: 0.0%
60	Prologis	$2,584
		2,584
	Total Real Estate Investment Trusts
	(Cost $44,892)	42,855

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.4%

		Federal National Mortgage Association: 56.4%
$12,250,000	^^, Z	2.550%, due 09/15/09		$11,929,332
		Total U.S. Government Agency Obligations
		(Cost $11,810,876)		11,929,332

U.S. TREASURY OBLIGATIONS: 25.0%
		U.S. Treasury STRIP: 25.0%
5,415,000	^, Z	2.000%, due 11/15/09		5,286,253
		Total U.S. Treasury Obligations
		(Cost $5,284,085)		5,286,253
		Total Long-Term Investments
		(Cost $21,118,274)		21,051,687

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 0.4%
100,000		ING Institutional Prime Money Market Fund		$100,000
		Total Mutual Fund
		(Cost $100,000)		100,000

Principal Amount				Value
		Repurchase Agreement: 0.6%
$123,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $123,029 to be received upon repurchase (Collateralized by $219,000 Resolution Funding Corporation, Discount Note, Market Value $125,947, due 10/15/20)		$123,000
		Total Repurchase Agreement
		(Cost $123,000)		123,000
		Total Short-Term Investments
		(Cost $223,000)		223,000
		Total Investments in Securities
		(Cost $21,341,274)*	100.5%	$21,274,687
		Other Assets and Liabilities — Net	(0.5)	(115,669)
		Net Assets	100.0%	$21,159,018

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $21,837,104.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$243,981
		Gross Unrealized Depreciation		(806,398)
		Net Unrealized Depreciation		$(562,417)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$8,841,292	$—
Level 2- Other Significant Observable Inputs	12,425,094	—
Level 3- Significant Unobservable Inputs	8,301	—
Total	$21,274,687	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 16.1%
		Advertising: 0.0%
190	@	Interpublic Group of Cos., Inc.	$1,786
60		Omnicom Group	2,543
			4,329
		Aerospace/Defense: 0.5%
139		Boeing Co.	9,113
62		General Dynamics Corp.	5,723
60		Goodrich Corp.	3,075
30		L-3 Communications Holdings, Inc.	3,118
89		Lockheed Martin Corp.	10,363
95		Northrop Grumman Corp.	6,541
100		Raytheon Co.	5,999
150		United Technologies Corp.	9,839
			53,771
		Agriculture: 0.3%
301		Altria Group, Inc.	6,330
98		Archer-Daniels-Midland Co.	2,495
301		Philip Morris International, Inc.	16,164
42		Reynolds American, Inc.	2,225
			27,214
		Airlines: 0.0%
120		Southwest Airlines Co.	1,828
			1,828
		Apparel: 0.1%
70	@	Coach, Inc.	2,029
56		Nike, Inc.	3,394
20		Polo Ralph Lauren Corp.	1,518
40		VF Corp.	3,170
			10,111
		Auto Manufacturers: 0.0%
212	@	Ford Motor Co.	946
40		General Motors Corp.	400
			1,346
		Auto Parts & Equipment: 0.1%
60	@	Goodyear Tire & Rubber Co.	1,177
124		Johnson Controls, Inc.	3,834
			5,011
		Banks: 0.9%
557		Bank of America Corp.	17,345
230		Bank of New York Mellon Corp.	7,960
250		BB&T Corp.	7,500
84		Capital One Financial Corp.	3,708
50		Fifth Third Bancorp.	789
200		Huntington Bancshares, Inc.	1,464
30		M&T Bank Corp.	2,140
50		Northern Trust Corp.	4,020
100		PNC Financial Services Group, Inc.	7,195
338		Regions Financial Corp.	3,133
51		State Street Corp.	3,451
100		SunTrust Bank	4,189
160		US Bancorp.	5,098
248		Wachovia Corp.	3,941
484		Wells Fargo & Co.	14,651
70		Zions Bancorp.	1,879
			88,463
		Beverages: 0.4%
123		Anheuser-Busch Cos., Inc.	8,347
322		Coca-Cola Co.	16,767
60		Coca-Cola Enterprises, Inc.	1,024
100	@	Constellation Brands, Inc.	2,111
85		Pepsi Bottling Group, Inc.	2,514
134		PepsiCo, Inc.	9,176
			39,939
		Biotechnology: 0.3%
170	@	Amgen, Inc.	10,685
60	@	Biogen Idec, Inc.	3,056
90	@	Celgene Corp.	6,237
15	@	Genzyme Corp.	1,175
116	@	Gilead Sciences, Inc.	6,111
			27,264
		Chemicals: 0.4%
70		Air Products & Chemicals, Inc.	6,430
10		CF Industries Holdings, Inc.	1,524
147		Dow Chemical Co.	5,017
180		EI Du Pont de Nemours & Co.	7,999

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
70		International Flavors & Fragrances, Inc.	$2,815
62		Monsanto Co.	7,084
14		PPG Industries, Inc.	880
20		Praxair, Inc.	1,797
50		Rohm & Haas Co.	3,753
90		Sigma-Aldrich Corp.	5,108
			42,407
		Coal: 0.0%
20		Massey Energy Co.	1,319
30		Peabody Energy Corp.	1,889
			3,208
		Commercial Services: 0.2%
40	@	Apollo Group, Inc. - Class A	2,547
30		Automatic Data Processing, Inc.	1,331
70		H&R Block, Inc.	1,788
10		Mastercard, Inc.	2,426
49		McKesson Corp.	2,831
34		Moody’s Corp.	1,382
70		Robert Half International, Inc.	1,792
60		RR Donnelley & Sons Co.	1,673
91		Western Union Co.	2,513
			18,283
		Computers: 0.9%
50	@	Affiliated Computer Services, Inc.	2,662
110	@	Apple, Inc.	18,648
40	@	Cognizant Technology Solutions Corp.	1,173
40	@	Computer Sciences Corp.	1,881
355	@	Dell, Inc.	7,714
365	@	EMC Corp.	5,577
366		Hewlett-Packard Co.	17,173
227		International Business Machines Corp.	27,633
46	@	Lexmark International, Inc.	1,655
50	@	NetApp, Inc.	1,274
122	@	Sun Microsystems, Inc.	1,098
120	@	Teradata Corp.	2,948
			89,436
		Cosmetics/Personal Care: 0.4%
50		Avon Products, Inc.	2,142
70		Colgate-Palmolive Co.	5,322
485		Procter & Gamble Co.	33,838
			41,302
		Diversified Financial Services: 0.8%
140		American Express Co.	5,555
44		Ameriprise Financial, Inc.	1,978
174		Charles Schwab Corp.	4,174
638		Citigroup, Inc.	12,116
10		CME Group, Inc.	3,354
87		Discover Financial Services	1,431
70		Federal Home Loan Mortgage Corporation	316
166		Federal National Mortgage Association	1,135
87		Goldman Sachs Group, Inc.	14,265
10	@	IntercontinentalExchange, Inc.	880
70		Invesco Ltd.	1,794
503		JPMorgan Chase & Co.	19,360
84		Lehman Brothers Holdings, Inc.	1,352
115		Merrill Lynch & Co., Inc.	3,260
204		Morgan Stanley	8,329
50		NYSE Euronext	2,030
70	@	SLM Corp.	1,156
			82,485
		Electric: 0.4%
130	@	AES Corp.	1,984
120		American Electric Power Co., Inc.	4,685
90		Centerpoint Energy, Inc.	1,429
100		Dominion Resources, Inc.	4,353
100		DTE Energy Co.	4,216
120		Duke Energy Corp.	2,093
120		Edison International	5,510
30		Entergy Corp.	3,102
40		Exelon Corp.	3,038
150		Pepco Holdings, Inc.	3,803
40		PG&E Corp.	1,653
58		Public Service Enterprise Group, Inc.	2,365
100		Southern Co.	3,751
100		Xcel Energy, Inc.	2,051
			44,033
		Electrical Components & Equipment: 0.1%
86		Emerson Electric Co.	4,025
40		Molex, Inc.	965
			4,990

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.2%
68	@	Agilent Technologies, Inc.	$2,364
60		Applied Biosystems, Inc.	2,189
50		Jabil Circuit, Inc.	843
70		PerkinElmer, Inc.	1,989
63	@	Thermo Electron Corp.	3,815
65	@@	Tyco Electronics Ltd.	2,139
40	@	Waters Corp.	2,730
			16,069
		Engineering & Construction: 0.0%
40		Fluor Corp.	3,205
20	@	Jacobs Engineering Group, Inc.	1,476
			4,681
		Environmental Control: 0.0%
90	@	Allied Waste Industries, Inc.	1,210
			1,210
		Food: 0.3%
90		ConAgra Foods, Inc.	1,914
74		General Mills, Inc.	4,897
49		HJ Heinz Co.	2,466
50		Kellogg Co.	2,722
144		Kraft Foods, Inc.	4,537
52		Kroger Co.	1,436
310		Sara Lee Corp.	4,185
70		Supervalu, Inc.	1,623
60		Sysco Corp.	1,910
100		Tyson Foods, Inc.	1,452
30		WM Wrigley Jr. Co.	2,384
			29,526
		Forest Products & Paper: 0.0%
100		International Paper Co.	2,705
			2,705
		Gas: 0.0%
50		Sempra Energy	2,896
			2,896
		Hand/Machine Tools: 0.0%
20		Black & Decker Corp.	1,265
17		Snap-On, Inc.	969
41		Stanley Works	1,966
			4,200
		Healthcare - Products: 0.6%
94		Baxter International, Inc.	6,369
40		Becton Dickinson & Co.	3,495
210	@	Boston Scientific Corp.	2,638
85	@@	Covidien Ltd.	4,596
10	@	Intuitive Surgical, Inc.	2,953
321		Johnson & Johnson	22,608
200		Medtronic, Inc.	10,920
50	@	St. Jude Medical, Inc.	2,292
20		Stryker Corp.	1,344
30	@	Varian Medical Systems, Inc.	1,895
20	@	Zimmer Holdings, Inc.	1,448
			60,558
		Healthcare - Services: 0.2%
52		Aetna, Inc.	2,243
50		Cigna Corp.	2,094
26	@	Humana, Inc.	1,206
42	@	Laboratory Corp. of America Holdings	3,072
40		Quest Diagnostics	2,162
146		UnitedHealth Group, Inc.	4,446
84	@	WellPoint, Inc.	4,434
			19,657
		Home Builders: 0.0%
130		D.R. Horton, Inc.	1,620
100		Lennar Corp.	1,315
90		Pulte Homes, Inc.	1,306
			4,241
		Household Products/Wares: 0.1%
20		Avery Dennison Corp.	965
77		Kimberly-Clark Corp.	4,749
			5,714
		Insurance: 0.6%
149		Aflac, Inc.	8,448
64		Allstate Corp.	2,888
344		American International Group, Inc.	7,393
40		AON Corp.	1,900
40		Assurant, Inc.	2,337
82		Chubb Corp.	3,937
50		Cincinnati Financial Corp.	1,482
90		Genworth Financial, Inc.	1,445
76		Hartford Financial Services Group, Inc.	4,794
60		Lincoln National Corp.	3,046
40		Marsh & McLennan Cos., Inc.	1,277
148		Metlife, Inc.	8,022

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
174		Progressive Corp.	$3,214
54		Prudential Financial, Inc.	3,980
30		Torchmark Corp.	1,792
87		Travelers Cos., Inc.	3,842
150		UnumProvident Corp.	3,812
30	@@	XL Capital Ltd.	603
			64,212
		Internet: 0.4%
30	@	Akamai Technologies, Inc.	687
60	@	Amazon.com, Inc.	4,849
168	@	eBay, Inc.	4,188
60	@	Expedia, Inc.	1,060
40	@	Google, Inc. - Class A	18,532
124	@	Symantec Corp.	2,766
210	@	Yahoo!, Inc.	4,070
			36,152
		Iron/Steel: 0.1%
20		Allegheny Technologies, Inc.	980
78		Nucor Corp.	4,095
29		United States Steel Corp.	3,859
			8,934
		Machinery - Construction & Mining: 0.1%
90		Caterpillar, Inc.	6,366
40	@	Terex Corp.	2,012
			8,378
		Machinery - Diversified: 0.1%
28		Cummins, Inc.	1,824
80		Deere & Co.	5,646
30		Manitowoc Co., Inc.	755
			8,225
		Media: 0.3%
365		Comcast Corp. – Class A	7,731
90	@	DIRECTV Group, Inc.	2,539
348		News Corp. - Class A	4,928
420		Time Warner, Inc.	6,875
100	@	Viacom - Class B	2,948
266		Walt Disney Co.	8,605
			33,626
		Metal Fabricate/Hardware: 0.0%
30		Precision Castparts Corp.	3,098
			3,098
		Mining: 0.1%
50		Alcoa, Inc.	1,607
83		Freeport-McMoRan Copper & Gold, Inc.	7,414
70		Newmont Mining Corp.	3,157
			12,178
		Miscellaneous Manufacturing: 0.8%
77		3M Co.	5,513
70		Cooper Industries Ltd.	3,335
70		Dover Corp.	3,457
66		Eaton Corp.	4,830
1,519		General Electric Co.	42,684
122		Honeywell International, Inc.	6,121
90		Illinois Tool Works, Inc.	4,465
170		Leggett & Platt, Inc.	3,793
52		Parker Hannifin Corp.	3,332
90		Textron, Inc.	3,699
25	@@	Tyco International Ltd.	1,072
			82,301
		Office/Business Equipment: 0.0%
80		Pitney Bowes, Inc.	2,732
110		Xerox Corp.	1,532
			4,264
		Oil & Gas: 1.9%
66		Anadarko Petroleum Corp.	4,074
80		Apache Corp.	9,150
50		Chesapeake Energy Corp.	2,420
342		Chevron Corp.	29,521
226		ConocoPhillips	18,647
51		Devon Energy Corp.	5,205
30		ENSCO International, Inc.	2,033
50		EOG Resources, Inc.	5,221
875		ExxonMobil Corp.	70,009
60		Hess Corp.	6,283
74		Marathon Oil Corp.	3,335
50		Murphy Oil Corp.	3,927
50	@, @@	Nabors Industries Ltd.	1,780
40		Noble Corp.	2,012
50		Noble Energy, Inc.	3,587
130		Occidental Petroleum Corp.	10,317
40		Questar Corp.	2,076
70	@	Southwestern Energy Co.	2,686

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
30		Sunoco, Inc.	$1,331
61	@	Transocean, Inc.	7,759
74		Valero Energy Corp.	2,572
82		XTO Energy, Inc.	4,134
			198,079
		Oil & Gas Services: 0.3%
50		Baker Hughes, Inc.	4,001
64		Halliburton Co.	2,812
60	@	National Oilwell Varco, Inc.	4,424
150		Schlumberger Ltd.	14,133
30		Smith International, Inc.	2,091
60	@	Weatherford International Ltd.	2,315
			29,776
		Packaging & Containers: 0.0%
71		Ball Corp.	3,260
			3,260
		Pharmaceuticals: 0.8%
170		Abbott Laboratories	9,763
40		Allergan, Inc.	2,235
60		AmerisourceBergen Corp.	2,461
210		Bristol-Myers Squibb Co.	4,481
24		Cardinal Health, Inc.	1,320
160		Eli Lilly & Co.	7,464
60	@	Express Scripts, Inc.	4,405
60	@	Forest Laboratories, Inc.	2,141
63	@	King Pharmaceuticals, Inc.	721
335		Merck & Co., Inc.	11,949
957		Pfizer, Inc.	18,288
250		Schering-Plough Corp.	4,850
20	@	Watson Pharmaceuticals, Inc.	606
291		Wyeth	12,594
			83,278
		Pipelines: 0.1%
150		El Paso Corp.	2,514
100		Spectra Energy Corp.	2,646
94		Williams Cos., Inc.	2,904
			8,064
		Retail: 1.0%
30		Abercrombie & Fitch Co.	1,574
30	@	Autozone, Inc.	4,117
89		Best Buy Co., Inc.	3,985
60	@	Big Lots, Inc.	1,774
74		Costco Wholesale Corp.	4,962
234		CVS Caremark Corp.	8,564
48		Darden Restaurants, Inc.	1,406
52		Family Dollar Stores, Inc.	1,296
80	@	GameStop Corp.	3,510
170		Gap, Inc.	3,307
152		Home Depot, Inc.	4,122
30		JC Penney Co., Inc.	1,169
100		Limited Brands, Inc.	2,080
174		Lowe’s Cos., Inc.	4,287
90		Macy’s, Inc.	1,874
219		McDonald’s Corp.	13,578
100		RadioShack Corp.	1,901
99		Staples, Inc.	2,396
100	@	Starbucks Corp.	1,556
87		Target Corp.	4,613
50		Tiffany & Co.	2,209
118		TJX Cos., Inc.	4,276
90		Walgreen Co.	3,279
341		Wal-Mart Stores, Inc.	20,143
74		Yum! Brands, Inc.	2,640
			104,618
		Savings & Loans: 0.0%
250		Hudson City Bancorp., Inc.	4,610
77		Washington Mutual, Inc.	312
			4,922
		Semiconductors: 0.4%
70		Altera Corp.	1,585
180		Applied Materials, Inc.	3,226
90	@	Broadcom Corp.	2,165
882		Intel Corp.	20,171
40		KLA-Tencor Corp.	1,482
50		Linear Technology Corp.	1,632
210	@	LSI Logic Corp.	1,397
50	@	MEMC Electronic Materials, Inc.	2,455
73		National Semiconductor Corp.	1,564
55	@	Nvidia Corp.	695
60	@	QLogic Corp.	1,121
220		Texas Instruments, Inc.	5,392
70		Xilinx, Inc.	1,819
			44,704

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Software: 0.7%
50	@	Adobe Systems, Inc.	$2,142
52	@	Autodesk, Inc.	1,848
45	@	BMC Software, Inc.	1,465
84		CA, Inc.	2,008
100	@	Compuware Corp.	1,143
50	@	Electronic Arts, Inc.	2,441
130		Fidelity National Information Services, Inc.	2,841
70	@	Fiserv, Inc.	3,630
100		IMS Health, Inc.	2,222
1,261		Microsoft Corp.	34,413
652	@	Oracle Corp.	14,298
			68,451
		Telecommunications: 0.9%
805		AT&T, Inc.	25,752
57		CenturyTel, Inc.	2,202
944	@	Cisco Systems, Inc.	22,703
198		Corning, Inc.	4,067
32		Embarq Corp.	1,509
120	@	JDS Uniphase Corp.	1,219
70	@	Juniper Networks, Inc.	1,799
100		Motorola, Inc.	942
232		Qualcomm, Inc.	12,215
350		Qwest Communications International, Inc.	1,323
311		Sprint Nextel Corp.	2,712
395		Verizon Communications, Inc.	13,872
240		Windstream Corp.	2,981
			93,296
		Toys/Games/Hobbies: 0.0%
60		Hasbro, Inc.	2,244
			2,244
		Transportation: 0.3%
50		Burlington Northern Santa Fe Corp.	5,370
58		CSX Corp.	3,751
50		Expeditors International Washington, Inc.	1,805
28		FedEx Corp.	2,319
45		Norfolk Southern Corp.	3,309
40		Ryder System, Inc.	2,581
46		Union Pacific Corp.	3,859
80		United Parcel Service, Inc. - Class B	5,130
			28,124
		Total Common Stock
		(Cost $1,759,608)	1,667,061
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
50		Equity Residential	2,110
			2,110
		Diversified: 0.1%
40		Vornado Realty Trust	3,978
			3,978
		Health Care: 0.0%
60		HCP, Inc.	2,173
			2,173
		Hotels: 0.0%
250		Host Hotels & Resorts, Inc.	3,575
			3,575
		Regional Malls: 0.1%
30		General Growth Properties, Inc.	778
30		Simon Property Group, Inc.	2,846
			3,624
		Storage: 0.0%
20		Public Storage, Inc.	1,766
			1,766
		Warehouse/Industrial: 0.0%
50		Prologis	2,153
			2,153
		Total Real Estate Investment Trusts
		(Cost $21,114)	19,379

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.9%
		Federal National Mortgage Association: 49.9%
$2,697,000	^, Z	2.430%, due 11/15/09	$2,619,825
2,651,000	^, Z	2.460%, due 01/15/10	2,562,971
		Total U.S. Government Agency Obligations
		(Cost $5,090,172)	5,182,796

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2008 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 33.5%
		U.S. Treasury STRIP: 33.5%
$3,587,000	^^, Z	2.120%, due 02/15/10	$3,478,066
		Total U.S. Treasury Obligations
		(Cost $3,478,462)	3,478,066
		Total Long-Term Investments
		(Cost $10,349,356)	10,347,302

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.7%
67,000		ING Institutional Prime Money Market Fund		$67,000
		Total Short-Term Investments
		(Cost $67,000)		67,000
		Total Investments in Securities
		(Cost $10,416,356)*	100.4%	$10,414,302
		Other Assets and Liabilities — Net	(0.4)	(40,614)
		Net Assets	100.0%	$10,373,688

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $10,672,457.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$139,959
		Gross Unrealized Depreciation		(398,114)
		Net Unrealized Depreciation		$(258,155)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$4,984,957	$—
Level 2- Other Significant Observable Inputs	5,425,797	—
Level 3- Significant Unobservable Inputs	3,548	—
Total	$10,414,302	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2008 (Unaudited)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 98.7%
		Apartments: 18.0%
211,900		AvalonBay Communities, Inc.		$21,190,000
316,300		BRE Properties, Inc.		15,255,149
623,600		Equity Residential		26,315,920
150,710		Essex Property Trust, Inc.		17,685,819
182,500		Home Properties, Inc.		9,626,875
670,400		UDR, Inc.		16,612,512
				106,686,275
		Diversified: 11.4%
298,600		Digital Realty Trust, Inc.		13,696,782
417,400		Liberty Property Trust		15,761,024
382,800		Vornado Realty Trust		38,073,288
				67,531,094
		Health Care: 12.4%
506,100		HCP, Inc.		18,330,942
284,500		Health Care Real Estate Investment Trust, Inc.		14,757,015
452,200		Nationwide Health Properties, Inc.		15,564,724
249,100		Omega Healthcare Investors, Inc.		4,443,944
452,925		Ventas, Inc.		20,571,854
				73,668,479
		Hotels: 4.8%
1,641,748		Host Hotels & Resorts, Inc.		23,476,996
92,040		LaSalle Hotel Properties		2,399,483
245,300		Strategic Hotel Capital, Inc.		2,261,666
				28,138,145
		Office Property: 13.4%
43,300		Alexandria Real Estate Equities, Inc.		4,663,843
260,800		BioMed Realty Trust, Inc.		6,984,224
329,100		Boston Properties, Inc.		33,722,877
151,950		Corporate Office Properties Trust SBI MD		5,941,245
323,500		Douglas Emmett, Inc.		7,657,245
242,000		Highwoods Properties, Inc.		8,777,340
118,200		Kilroy Realty Corp.		5,915,910
68,800		SL Green Realty Corp.		5,916,800
				79,579,484
		Regional Malls: 17.0%
413,600		General Growth Properties, Inc.		10,724,648
290,900		Macerich Co.		18,015,437
610,900		Simon Property Group, Inc.		57,962,192
289,500		Taubman Centers, Inc.		14,052,330
				100,754,607
		Shopping Centers: 11.5%
250,750		Acadia Realty Trust		5,955,313
288,600		Federal Realty Investment Trust		21,898,968
393,323		Kimco Realty Corp.		14,608,016
218,900		Regency Centers Corp.		13,565,233
298,900		Tanger Factory Outlet Centers, Inc.		11,991,868
				68,019,398
		Storage: 5.2%
454,400		Extra Space Storage, Inc.		7,156,800
269,602		Public Storage, Inc.		23,811,247
				30,968,047
		Warehouse/Industrial: 5.0%
129,025		AMB Property Corp.		5,856,445
551,100		Prologis		23,730,366
				29,586,811
		Total Real Estate Investment Trusts
		(Cost $524,925,053)		584,932,340
SHORT-TERM INVESTMENTS: 2.3%
		Affiliated Mutual Fund: 2.3%
13,816,309		ING Institutional Prime Money Market Fund		13,816,309
		Total Short-Term Investments
		(Cost $13,816,309)		13,816,309
		Total Investments in Securities
		(Cost $538,741,362)*	101.0%	$598,748,649
		Other Assets and Liabilities — Net	(1.0)	(5,858,239)
		Net Assets	100.0%	$592,890,410

	*	Cost for federal income tax purposes is $553,515,190.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$52,261,296
		Gross Unrealized Depreciation		(7,027,837)
		Net Unrealized Appreciation		$45,233,459

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$513,455,773	$—
Level 2- Other Significant Observable Inputs	85,292,876	—
Level 3- Significant Unobservable Inputs	—	—
Total	$598,748,649	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.9%
		Advertising: 0.6%
38,896	@	inVentiv Health, Inc.	$858,435
			858,435
		Aerospace/Defense: 3.4%
26,800	L	Curtiss-Wright Corp.	1,443,716
14,200		DRS Technologies, Inc.	1,130,604
29,400	@	Moog, Inc.	1,393,560
17,700	@	Teledyne Technologies, Inc.	1,103,241
			5,071,121
		Apparel: 1.2%
8,700	@, L	Deckers Outdoor Corp.	989,103
34,700	@, @@	Gildan Activewear, Inc.	810,939
			1,800,042
		Banks: 1.0%
39,900		Bank Mutual Corp.	480,795
24,603	L	Old National Bancorp.	428,830
19,770	@	Signature Bank	584,599
			1,494,224
		Biotechnology: 3.8%
15,400	@, L	Alexion Pharmaceuticals, Inc.	694,232
11,800	@, L	AMAG Pharmaceuticals, Inc.	456,542
19,000	@	Bio-Rad Laboratories, Inc.	2,044,400
76,492	@, L	Human Genome Sciences, Inc.	566,806
15,100	@, L	Nanosphere, Inc.	144,205
16,000	@, L	OSI Pharmaceuticals, Inc.	808,000
90,200	@, L	RTI Biologics, Inc.	846,076
37,400	@	Vical, Inc.	120,054
			5,680,315
		Building Materials: 0.4%
23,100	L	Simpson Manufacturing Co., Inc.	642,180
			642,180
		Chemicals: 2.0%
33,800		Albemarle Corp.	1,343,212
15,400		Minerals Technologies, Inc.	1,011,472
38,400	@, L	Solutia, Inc.	645,120
			2,999,804
		Commercial Services: 5.8%
32,100		Arbitron, Inc.	1,539,516
11,300	@, L	Bankrate, Inc.	364,538
21,600	@, L	Capella Education Co.	1,073,736
46,766	L	Diamond Management & Technology Consultants, Inc.	279,661
28,400	@	Dollar Financial Corp.	519,152
8,200	@	FTI Consulting, Inc.	601,880
64,000	@	Geo Group, Inc.	1,416,320
39,700	@, L	Vistaprint Ltd.	1,319,628
27,003		Watson Wyatt Worldwide, Inc.	1,582,106
			8,696,537
		Computers: 4.2%
27,300	@	CACI International, Inc.	1,382,745
98,100	@, L	Mentor Graphics Corp.	1,196,820
45,300	@	Micros Systems, Inc.	1,396,146
68,800	@, @@, L	Ness Technologies, Inc.	857,248
11,200	@	SYKES Enterprises, Inc.	225,568
83,083	@, @@	Xyratex Ltd.	1,195,564
			6,254,091
		Cosmetics/Personal Care: 1.1%
22,700	@, L	Chattem, Inc.	1,591,724
			1,591,724
		Distribution/Wholesale: 1.1%
53,800	@	LKQ Corp.	1,007,674
13,300		Owens & Minor, Inc.	613,396
			1,621,070
		Diversified Financial Services: 2.0%
13,500	@, L	Affiliated Managers Group, Inc.	1,285,470
48,700		GFI Group, Inc.	564,920
50,800		OptionsXpress Holdings, Inc.	1,171,956
			3,022,346
		Electric: 0.7%
32,200		Black Hills Corp.	1,088,682
			1,088,682
		Electrical Components & Equipment: 0.9%
53,400	@, L	Greatbatch, Inc.	1,304,028
			1,304,028
		Electronics: 4.2%
32,800	@, L	Faro Technologies, Inc.	774,736
30,400	@	Flir Systems, Inc.	1,085,280
20,700		Keithley Instruments, Inc.	196,857

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
47,900	@	Plexus Corp.	$1,342,637
24,300	@	Thomas & Betts Corp.	1,119,744
35,000	@	Varian, Inc.	1,739,850
			6,259,104
		Engineering & Construction: 0.6%
27,600	@	EMCOR Group, Inc.	940,332
			940,332
		Environmental Control: 1.2%
23,800		Energy Solutions, Inc.	439,586
35,100	@, L	Waste Connections, Inc.	1,274,481
			1,714,067
		Food: 1.1%
29,800		Flowers Foods, Inc.	787,912
7,900	@	Ralcorp Holdings, Inc.	485,060
47,900	@, L	Smart Balance, Inc.	306,560
			1,579,532
		Gas: 1.7%
47,300		Piedmont Natural Gas Co.	1,364,605
39,000		Southwest Gas Corp.	1,183,650
			2,548,255
		Hand/Machine Tools: 0.6%
20,000	L	Franklin Electric Co., Inc.	866,000
			866,000
		Healthcare - Products: 4.8%
27,400	@, L	Cepheid, Inc.	509,640
51,000	@, L	ev3, Inc.	622,710
15,433	@	Haemonetics Corp.	967,958
61,200	L	Meridian Bioscience, Inc.	1,739,304
55,020	@	Micrus Endovascular Corp.	693,252
49,000	@, @@, L	Orthofix International NV	1,187,760
35,000	@, @@, L	Qiagen NV	741,300
79,871	@, L	Spectranetics Corp.	642,163
			7,104,087
		Healthcare - Services: 3.8%
9,241	@, L	Amedisys, Inc.	491,806
20,600	@, L	Magellan Health Services, Inc.	897,336
61,800	@	Nighthawk Radiology Holdings, Inc.	527,154
42,800	@, L	Psychiatric Solutions, Inc.	1,615,700
21,600		Universal Health Services, Inc.	1,334,448
61,600	@, L	Virtual Radiologic Corp.	792,792
			5,659,236
		Housewares: 0.3%
10,300	L	Toro Co.	420,961
			420,961
		Insurance: 1.1%
36,900	@@	Aspen Insurance Holdings Ltd.	999,990
17,700	@@	Platinum Underwriters Holdings Ltd.	639,855
			1,639,845
		Leisure Time: 0.7%
31,400	@	WMS Industries, Inc.	1,055,040
			1,055,040
		Machinery - Diversified: 1.8%
12,900	@	Gardner Denver, Inc.	582,306
16,800		Nordson Corp.	900,984
19,400		Wabtec Corp.	1,145,958
			2,629,248
		Metal Fabricate/Hardware: 0.1%
8,200	@, L	Ladish Co., Inc.	218,612
			218,612
		Mining: 0.3%
14,300	@, L	RTI International Metals, Inc.	483,483
			483,483
		Miscellaneous Manufacturing: 3.2%
13,300	L	Acuity Brands, Inc.	578,683
20,900		Aptargroup, Inc.	844,151
38,200		Barnes Group, Inc.	921,384
31,400	@, L	EnPro Industries, Inc.	1,323,510
49,600	@	Hexcel Corp.	1,030,688
			4,698,416
		Oil & Gas: 6.1%
22,800	@	Bill Barrett Corp.	897,864
27,600	@, L	Carrizo Oil & Gas, Inc.	1,370,064
54,800	@	EXCO Resources, Inc.	1,451,104
28,800	L	Holly Corp.	921,600
59,500	@, L	McMoRan Exploration Co.	1,627,325
68,900	@, L	Parallel Petroleum Corp.	912,236
12,800		Penn Virginia Corp.	847,104
54,600	@, L	Petroquest Energy, Inc.	1,009,554
			9,036,851
		Oil & Gas Services: 4.6%
63,800	@, L	Allis-Chalmers Energy, Inc.	922,548
11,000		Core Laboratories NV	1,365,540
24,500	@	Dril-Quip, Inc.	1,347,745

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
71,300	@	Key Energy Services, Inc.	$1,197,840
13,900	@, L	SEACOR Holdings, Inc.	1,225,285
19,300	@, @@, L	Willbros Group, Inc	799,213
			6,858,171
		Packaging & Containers: 0.7%
39,200		Bemis Co.	1,094,464
			1,094,464
		Pharmaceuticals: 4.9%
111,718	@, L	Akorn, Inc.	541,832
19,100	@, L	BioMarin Pharmaceuticals, Inc.	575,674
65,200	@, L	KV Pharmaceutical Co.	1,470,260
55,800	@, L	Mylan Laboratories	719,262
21,000		Omnicare, Inc.	677,250
17,900	@	Onyx Pharmaceuticals, Inc.	731,573
21,300		Perrigo Co.	745,287
23,300	@, L	Savient Pharmaceuticals, Inc.	529,609
11,900	@, L	United Therapeutics Corp.	1,262,947
			7,253,694
		Retail: 3.9%
31,820	@	Gymboree Corp.	1,248,935
40,700	@, L	Jo-Ann Stores, Inc.	1,016,279
22,200	@, L	JoS. A Bank Clothiers, Inc.	576,978
10,200		Longs Drug Stores Corp.	730,830
21,600	@, L	Panera Bread Co.	1,160,784
43,600	@, L	PF Chang’s China Bistro, Inc.	1,132,728
			5,866,534
		Semiconductors: 5.8%
137,100	@, L	Entegris, Inc.	844,536
54,300	@, L	Formfactor, Inc.	1,042,017
99,200	@	Integrated Device Technology, Inc.	1,050,528
77,800		Micrel, Inc.	716,538
31,900	@, L	MKS Instruments, Inc.	719,026
25,600	@, L	Monolithic Power Systems, Inc.	623,872
118,100	@, L	ON Semiconductor Corp.	1,118,407
83,000	@, L	Semtech Corp.	1,227,570
71,400	@, @@	Verigy Ltd.	1,318,758
			8,661,252
		Software: 6.9%
25,500	@	Ansys, Inc.	1,130,925
53,100		Blackbaud, Inc.	1,072,089
80,155	@, L	Double-Take Software, Inc.	1,050,832
73,300	@, L	EPIQ Systems, Inc.	827,557
49,300	@	Informatica Corp.	831,691
22,600	@	MSCI, Inc. - Class A	674,610
70,175	@, L	PROS Holdings, Inc.	676,487
61,400	@	Solera Holdings, Inc.	1,892,962
27,800	@, L	SPSS, Inc.	877,924
39,200	@, L	THQ, Inc.	600,544
20,200	@, L	Ultimate Software Group, Inc.	566,408
			10,202,029
		Telecommunications: 4.6%
62,000	@, L	ADC Telecommunications, Inc.	635,500
96,300	L	Alaska Communications Systems Group, Inc.	1,013,076
24,800	@, L	CommScope, Inc.	1,214,456
21,600	@, L	Comtech Telecommunications	987,552
64,000	@	Foundry Networks, Inc.	1,176,960
29,100	@, L	SBA Communications Corp.	1,016,463
56,200	@, L	TW Telecom, Inc.	862,108
			6,906,115
		Transportation: 1.7%
21,600	@	Genesee & Wyoming, Inc.	929,016
18,433	@	HUB Group, Inc.	736,214
47,700		Knight Transportation, Inc.	853,353
			2,518,583
		Total Common Stock
		(Cost $133,994,608)	138,338,510
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		Apartments: 0.6%
18,300	L	Home Properties, Inc.	965,325
			965,325
		Diversified: 0.7%
21,700		Digital Realty Trust, Inc.	995,379
			995,379
		Health Care: 0.3%
21,800		Senior Housing Properties Trust	472,624
			472,624
		Warehouse/Industrial: 0.4%
70,600	L	DCT Industrial Trust, Inc.	526,676
			526,676
		Total Real Estate Investment Trusts
		(Cost $2,890,691)	2,960,004

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 2.1%
		Exchange-Traded Funds: 2.1%
39,237	L	iShares Russell 2000 Growth Index Fund		$3,130,720
		Total Exchange-Traded Funds
		(Cost $2,942,982)		3,130,720
		Total Long-Term Investments
		(Cost $139,828,281)		144,429,234
SHORT-TERM INVESTMENTS: 23.6%
		Affiliated Mutual Fund: 2.4%
3,500,000		ING Institutional Prime Money Market Fund		3,500,000
		Total Mutual Fund
		(Cost $3,500,000)		3,500,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$442,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $442,103 to be received upon repurchase (Collateralized by $460,000 Federal Home Loan Bank, Discount Note, Market Value $451,490, due 04/20/09)		$442,000
		Total Repurchase Agreement
		(Cost $ 442,000)		442,000
		Securities Lending Collateral(cc): 20.9%
31,131,000		Bank of New York Mellon Corp. Institutional Cash Reserves		31,131,000
		Total Securities Lending Collateral
		(Cost $ 31,131,000)		31,131,000
		Total Short-Term Investments
		(Cost $ 35,073,000)		35,073,000
		Total Investments in Securities
		(Cost $ 174,901,281)*	120.6%	$179,502,234
		Other Assets and Liabilities — Net	(20.6)	(30,694,862)
		Net Assets	100.0%	$148,807,372

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2008.
	*	Cost for federal income tax purposes is $176,005,057.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,210,520
		Gross Unrealized Depreciation		(7,713,343)
		Net Unrealized Appreciation		$3,497,177

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$156,339,711	$—
Level 2- Other Significant Observable Inputs	21,260,343	—
Level 3- Significant Unobservable Inputs	1,902,180	—
Total	$179,502,234	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Aerospace/Defense: 0.1%
1,000	@	Esterline Technologies Corp.	$56,490
500	@	Moog, Inc.	23,700
			80,190
		Agriculture: 0.0%
500		Universal Corp.	25,960
			25,960
		Airlines: 0.3%
3,900	@	Alaska Air Group, Inc.	81,939
5,900	@	JetBlue Airways Corp.	35,813
2,500		Skywest, Inc.	42,725
			160,477
		Apparel: 0.5%
9,800		Cherokee, Inc.	215,894
1,000	@	Perry Ellis International, Inc.	17,060
1,600	@	Skechers USA, Inc.	30,592
			263,546
		Auto Manufacturers: 0.1%
5,800		Wabash National Corp.	50,402
			50,402
		Auto Parts & Equipment: 0.3%
3,450		American Axle & Manufacturing Holdings, Inc.	16,767
2,200		Cooper Tire & Rubber Co.	21,032
2,310	@	Lear Corp.	29,014
4,200		Spartan Motors, Inc.	19,866
4,400		Superior Industries International	77,308
			163,987
		Banks: 2.1%
1,400	@@	Banco Latinoamericano de Exportaciones SA	25,340
20,500		Cathay General Bancorp.	396,880
1,870		Central Pacific Financial Corp.	22,253
4,000		Colonial BancGroup, Inc.	25,280
1,200		FirstMerit Corp.	24,288
900		MB Financial Corp.	25,047
7,600		National Penn Bancshares, Inc.	108,528
1,700		Prosperity Bancshares, Inc.	54,349
2,300		Renasant Corp.	43,493
4,100		South Financial Group, Inc.	27,880
2,300		Southwest Bancorp., Inc.	38,732
2,700		Sterling Financial Corp.	27,513
2,500	@	Sun Bancorp, Inc.	29,500
7,100		Susquehanna Bancshares, Inc.	113,458
1,100		Trustmark Corp.	21,109
5,300		UCBH Holdings, Inc.	31,005
400		UMB Financial Corp.	20,812
7,000		Umpqua Holdings Corp.	97,720
1,000		WesBanco, Inc.	24,780
			1,157,967
		Biotechnology: 0.0%
1,500	@	Celera Corp.	21,000
			21,000
		Building Materials: 2.4%
1,300		Apogee Enterprises, Inc.	26,000
51,285	L	Gibraltar Industries, Inc.	1,103,140
4,600	@	Interline Brands, Inc.	73,830
2,700	@	NCI Building Systems, Inc.	103,356
1,900		Quanex Building Products Corp.	31,274
800		Universal Forest Products, Inc.	26,280
			1,363,880
		Chemicals: 1.5%
8,200		Balchem Corp.	223,778
23,100		Ferro Corp.	509,124
110		HB Fuller Co.	2,868
700		Olin Corp.	18,837
3,200	@	PolyOne Corp.	26,272
600	@	Rockwood Holdings, Inc.	22,710
700		Sensient Technologies Corp.	20,447
			824,036
		Commercial Services: 3.9%
25,395		ABM Industries, Inc.	667,381
1,600	@	Albany Molecular Research, Inc.	27,888
2,200	@	Cross Country Healthcare, Inc.	34,474
1,400	@	First Advantage Corp.	23,422
3,200		Kelly Services, Inc.	61,888
7,300		Landauer, Inc.	476,398

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
2,350	@	LECG Corp.	$19,153
22,600		McGrath Rentcorp	644,100
7,300	@	MPS Group, Inc.	84,096
2,500	@	PHH Corp.	38,125
920	@	Rent-A-Center, Inc.	20,847
2,300	@	SAIC, Inc.	46,115
4,500	@	Spherion Corp.	23,310
1,500	@	Volt Information Sciences, Inc.	21,030
			2,188,227
		Computers: 3.0%
500	@	CACI International, Inc.	25,325
10,500	@	Ciber, Inc.	82,215
7,730		Computer Services, Inc.	257,023
1,500	@	Electronics for Imaging	24,885
3,000		Imation Corp.	63,720
1,350	@	Insight Enterprises, Inc.	22,464
1,700	@	Mentor Graphics Corp.	20,740
3,500	@, @@	Ness Technologies, Inc.	43,610
1,490	@	Perot Systems Corp.	26,522
244,300	@	Quantum Corp.	432,411
2,000	@	Rackable Systems, Inc.	20,720
2,400	@	Radisys Corp.	26,568
2,400	@	SI International, Inc.	74,952
17,600		Syntel, Inc.	582,032
			1,703,187
		Cosmetics/Personal Care: 1.5%
9,100	@	Chattem, Inc.	638,092
10,000	@, L	Elizabeth Arden, Inc.	204,600
			842,692
		Distribution/Wholesale: 1.7%
12,131	@, L	Fossil, Inc.	362,960
12,200		Owens & Minor, Inc.	562,664
			925,624
		Diversified Financial Services: 1.1%
11,600		Financial Federal Corp.	289,652
1,400	@	Knight Capital Group, Inc.	24,136
14,580		National Financial Partners Corp.	294,079
			607,867
		Electric: 0.9%
1,300		Black Hills Corp.	43,953
600		CH Energy Group, Inc.	23,880
3,400		Cleco Corp.	85,714
1,300	@	El Paso Electric Co.	27,677
836		Great Plains Energy, Inc.	19,604
750		Idacorp, Inc.	22,350
1,050		NorthWestern Corp.	27,615
4,800		Portland General Electric Co.	122,976
6,000		Westar Energy, Inc.	135,900
			509,669
		Electrical Components & Equipment: 2.7%
27,550	L	Belden CDT, Inc.	1,012,187
1,200		Encore Wire Corp.	22,884
8,800	@, L	General Cable Corp.	433,136
1,300		Insteel Industries, Inc.	22,230
10,000	@	Power-One, Inc.	22,500
			1,512,937
		Electronics: 1.7%
6,100	@	Benchmark Electronics, Inc.	100,589
800		Brady Corp.	29,368
61,600		Keithley Instruments, Inc.	585,816
2,100		Methode Electronics, Inc.	23,079
6,800	@	Newport Corp.	63,716
2,600	@	TTM Technologies, Inc.	31,148
3,600		Watts Water Technologies, Inc.	102,348
			936,064
		Energy - Alternate Sources: 0.1%
2,600	@	Headwaters, Inc.	40,014
			40,014
		Engineering & Construction: 0.1%
1,030	@	EMCOR Group, Inc.	35,092
			35,092
		Entertainment: 0.0%
1,300	@	Macrovision Solutions Corp.	20,176
			20,176
		Food: 1.6%
3,150	@	Chiquita Brands International, Inc.	46,242
3,400	@, @@	Fresh Del Monte Produce, Inc.	78,914
1,400		Imperial Sugar Co.	19,642
500	@	Ralcorp Holdings, Inc.	30,700
600		Ruddick Corp.	19,104
31,298	@, L	Smithfield Foods, Inc.	629,403
1,500	@	TreeHouse Foods, Inc.	41,640
1,500	@	Winn-Dixie Stores, Inc.	21,180
			886,825

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 7.5%
58,200	@@, L	AbitibiBowater, Inc.	$382,956
60,400	@, L	Buckeye Technologies, Inc.	556,284
99,500	@, @@	Domtar Corp.	568,145
30,325	L	Glatfelter	444,868
2,800	@	Kapstone Paper and Packaging Corp.	20,944
6,000	@	Mercer International, Inc.	36,660
95,500	@@, L	Sappi Ltd. ADR	1,012,300
1,500		Schweitzer-Mauduit International, Inc.	28,440
135,400	L	Wausau Paper Corp.	1,165,794
			4,216,391
		Gas: 0.4%
600		New Jersey Resources Corp.	21,708
620		Nicor, Inc.	28,452
850		Piedmont Natural Gas Co.	24,523
930		Southwest Gas Corp.	28,226
3,300		WGL Holdings, Inc.	106,260
			209,169
		Hand/Machine Tools: 3.3%
600		Baldor Electric Co.	21,384
23,500	L	Kennametal, Inc.	827,905
11,740		Lincoln Electric Holdings, Inc.	948,240
500		Regal-Beloit Corp.	23,475
			1,821,004
		Healthcare - Products: 0.3%
2,500	@	Cardiac Science Corp.	25,625
6,430		Young Innovations, Inc.	131,751
			157,376
		Healthcare - Services: 2.7%
1,100	@	AMERIGROUP Corp.	28,468
29,000	@	Community Health Systems, Inc.	1,000,790
1,100	@	Healthsouth Corp.	19,789
600	@	Magellan Health Services, Inc.	26,136
1,100	@	Medcath Corp.	23,397
3,400	@	RehabCare Group, Inc.	62,356
4,400	@	Res-Care, Inc.	84,656
17,700	@, L	Skilled Healthcare Group, Inc.	282,492
			1,528,084
		Home Builders: 0.2%
2,500		M/I Homes, Inc.	44,775
1,200	@	Meritage Homes Corp.	28,104
1,700		Ryland Group, Inc.	39,406
			112,285
		Home Furnishings: 2.1%
3,400		Furniture Brands International, Inc.	30,430
46,700		Hooker Furniture Corp.	786,428
29,600		Tempur-Pedic International, Inc.	334,776
			1,151,634
		Household Products/Wares: 3.8%
3,100		American Greetings Corp.	49,848
3,500	@	Helen of Troy Ltd.	84,175
2,400	@	Prestige Brands Holdings, Inc.	22,800
55,800		WD-40 Co.	1,946,862
			2,103,685
		Insurance: 5.2%
2,540		American Equity Investment Life Holding Co.	23,343
2,000	@	American Safety Insurance Holdings Ltd.	28,900
44,586	@@, L	Aspen Insurance Holdings Ltd.	1,208,281
1,700		Flagstone Reinsurance Holdings Ltd.	20,910
700		Hilb Rogal & Hobbs Co.	31,885
3,700	@@	IPC Holdings Ltd.	117,179
1,800	@@	Max Re Capital Ltd.	46,800
8,100		Meadowbrook Insurance Group, Inc.	54,270
1,300	@@	Montpelier Re Holdings Ltd.	21,047
2,300		Odyssey Re Holdings Corp.	86,848
2,600	@@	Platinum Underwriters Holdings Ltd.	93,990
33,900	@	PMA Capital Corp.	321,711
4,100		Presidential Life Corp.	73,800
400	@	ProAssurance Corp.	21,560
7,800	@, @@	Quanta Capital Holdings Ltd.	21,216
490		Safety Insurance Group, Inc.	21,070
2,700	@	SeaBright Insurance Holdings, Inc.	32,778
26,650		Tower Group, Inc.	558,318
1,800	@, @@	United America Indemnity Ltd.	27,396
3,200		Validus Holdings Ltd.	76,352
			2,887,654
		Internet: 0.4%
2,500	@	Avocent Corp.	58,675
3,305	@	CMGI, Inc.	38,966
1,800	@	Perficient, Inc.	14,292

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet (continued)
5,400	@	Secure Computing Corp.	$23,112
3,100	@	SonicWALL, Inc.	20,274
3,000	@	TIBCO Software, Inc.	24,570
2,200	@	Vignette Corp.	29,986
			209,875
		Investment Companies: 2.2%
6,342		Apollo Investment Corp.	112,253
58,433		Ares Capital Corp.	706,455
6,200		Hercules Technology Growth Capital, Inc.	64,542
2,100		Kohlberg Capital Corp.	23,079
53,000		MCG Capital Corp.	184,440
4,100		MVC Capital, Inc.	61,213
3,100		Patriot Capital Funding, Inc.	23,002
4,400		Prospect Capital Corp.	61,600
			1,236,584
		Machinery - Diversified: 4.3%
1,200		Alamo Group, Inc.	25,116
29,500	L	Albany International Corp.	904,765
3,000		Briggs & Stratton Corp.	45,000
22,250	@, L	Kadant, Inc.	521,763
300		Nacco Industries, Inc.	35,262
26,050	L	Sauer-Danfoss, Inc.	853,659
1,000	@	Tecumseh Products Co.	26,390
			2,411,955
		Media: 0.2%
3,200		Belo Corp.	23,456
2,000	@	Cox Radio, Inc.	22,300
3,100		EW Scripps Co.	22,537
1,450		Scholastic Corp.	37,845
			106,138
		Metal Fabricate/Hardware: 1.1%
1,100		AM Castle & Co.	22,088
1,700		Mueller Industries, Inc.	47,685
5,600		Mueller Water Products, Inc.	60,872
11,100	@, L	RBC Bearings, Inc.	443,334
1,930		Worthington Industries	33,968
			607,947
		Mining: 0.8%
8,100	@, L	Century Aluminum Co.	394,956
8,900	@	Coeur d’Alene Mines Corp.	15,931
500		Kaiser Aluminum Corp.	27,030
4,910	@	USEC, Inc.	28,282
			466,199
		Miscellaneous Manufacturing: 6.2%
14,700		Acuity Brands, Inc.	639,597
500		AO Smith Corp.	20,585
14,250		Clarcor, Inc.	569,003
122,571	@, L	Griffon Corp.	1,501,485
1,500	@	Lydall, Inc.	17,535
11,000		Matthews International Corp. - Class A	552,860
2,500		Movado Group, Inc.	57,975
4,400		Tredegar Corp.	87,120
			3,446,160
		Office/Business Equipment: 0.2%
7,700		IKON Office Solutions, Inc.	133,287
			133,287
		Oil & Gas: 4.2%
30,100	@, L	Approach Resources, Inc.	421,400
15,550	@, L	Bill Barrett Corp.	612,359
500	@	Bronco Drilling Co., Inc.	7,925
48,100	@, L	Cano Petroleum, Inc.	152,477
2,200	@	Harvest Natural Resources, Inc.	24,376
10,500	@	Meridian Resource Corp.	28,455
2,200	@	Parker Drilling Co.	20,394
3,500	@	Rosetta Resources, Inc.	81,375
1,400	@	Stone Energy Corp.	66,738
1,800	@	Swift Energy Co.	84,078
73,150	@, L	Warren Resources, Inc.	825,864
			2,325,441
		Oil & Gas Services: 1.5%
40,800	@@, L	Acergy SA ADR	702,576
1,400	@	Allis-Chalmers Energy, Inc.	20,244
600	@	Complete Production Services, Inc.	17,730
300	@	SEACOR Holdings, Inc.	26,445
2,100	@	Trico Marine Services, Inc.	49,875
			816,870
		Packaging & Containers: 2.1%
72,050		Temple-Inland, Inc.	1,203,956
			1,203,956
		Pharmaceuticals: 1.3%
500	@	Alpharma, Inc.	17,850
2,800	@	Salix Pharmaceuticals Ltd.	19,040
37,800	@, L	Sepracor, Inc.	695,520
			732,410

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Pipelines: 0.8%
13,300		Crosstex Energy, Inc.	$433,181
			433,181
		Retail: 7.4%
5,900		Asbury Automotive Group, Inc.	71,626
35,100		Bob Evans Farms, Inc.	985,257
36,050	L	Casey’s General Stores, Inc.	1,045,450
3,300	@	Chico’s FAS, Inc.	18,942
1,400	@	Conn’s, Inc.	26,768
900	@	Genesco, Inc.	32,949
104,066	@	Golfsmith International Holdings, Inc.	346,540
2,300		Haverty Furniture Cos., Inc.	25,392
900	@	Jo-Ann Stores, Inc.	22,473
900	@	JoS. A Bank Clothiers, Inc.	23,391
3,400		O’Charleys, Inc.	34,034
136,150	@, L	Pacific Sunwear of California	861,830
920		Regis Corp.	25,263
1,700	@	Rex Stores Corp.	21,964
3,800	@	Rush Enterprises, Inc. - Class A	50,122
1,600	@	Shoe Carnival, Inc.	26,112
2,100		Sonic Automotive, Inc.	22,596
3,500		Stage Stores, Inc.	55,720
15,900		World Fuel Services Corp.	458,079
			4,154,508
		Savings & Loans: 0.4%
3,600		Abington Bancorp, Inc.	35,604
1,400		Berkshire Hills Bancorp, Inc.	37,240
1,500		First Niagara Financial Group, Inc.	22,440
2,100		First Place Financial Corp.	21,336
1,600		NewAlliance Bancshares, Inc.	21,936
2,070		Provident Financial Services, Inc.	31,568
3,300		United Financial Bancorp, Inc.	42,207
			212,331
		Semiconductors: 4.3%
1,900	@	Axcelis Technologies, Inc.	8,987
5,000	@	Brooks Automation, Inc.	48,050
4,456	@	DSP Group, Inc.	34,534
14,000	@	Entegris, Inc.	86,240
116,800	@, @@	GSI Group Inc.	584,000
98,600	@, L	Mattson Technology, Inc.	502,860
4,500	@	MKS Instruments, Inc.	101,430
1,600	@	Omnivision Technologies, Inc.	18,688
2,300	@	Skyworks Solutions, Inc.	22,310
33,930	@	Standard Microsystems Corp.	991,435
4,100	@	Zoran Corp.	36,490
			2,435,024
		Software: 0.9%
18,800	@	American Reprographics Co.	332,948
1,010	@	Avid Technology, Inc.	23,472
2,400	@	Digi International, Inc.	28,344
3,400	@	JDA Software Group, Inc.	61,982
3,100	@	SYNNEX Corp.	71,269
			518,015
		Telecommunications: 1.9%
2,000	@	Anaren, Inc.	21,240
300	@	Anixter International, Inc.	22,143
1,000		Atlantic Tele-Network, Inc.	33,470
2,360		Black Box Corp.	84,582
15,750	@, L	CommScope, Inc.	771,278
1,400	@	Foundry Networks, Inc.	25,746
2,300	@	Harris Stratex Networks, Inc.	21,528
9,800	@	RF Micro Devices, Inc.	38,024
7,800	@	Sycamore Networks, Inc.	27,300
1,892	@	Syniverse Holdings, Inc.	31,388
			1,076,699
		Toys/Games/Hobbies: 0.1%
1,900	@	Jakks Pacific, Inc.	47,405
900	@	RC2 Corp.	22,653
			70,058
		Transportation: 3.2%
1,020		Arkansas Best Corp.	35,312
1,000	@	Gulfmark Offshore, Inc.	50,100
13,030		Landstar System, Inc.	638,731
50,775	@, L	Marten Transport Ltd.	1,012,454
900		Werner Enterprises, Inc.	20,529
2,100	@	YRC Worldwide, Inc.	38,010
			1,795,136
		Total Common Stock
		(Cost $58,057,142)	52,898,875

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 3.4%
		Apartments: 0.0%
700		Post Properties, Inc.	$22,015
			22,015
		Diversified: 1.2%
1,700		Colonial Properties Trust	32,147
10,890		Entertainment Properties Trust	591,000
1,500		Lexington Corporate Properties Trust	22,365
			645,512
		Health Care: 0.3%
700		Healthcare Realty Trust, Inc.	20,069
8,900		Medical Properties Trust, Inc.	98,256
1,100		Senior Housing Properties Trust	23,848
			142,173
		Hotels: 0.5%
12,500		Ashford Hospitality Trust, Inc.	56,750
2,190		DiamondRock Hospitality Co.	20,170
6,593		FelCor Lodging Trust, Inc.	52,810
6,700		Hersha Hospitality Trust	48,508
2,100		LaSalle Hotel Properties	54,747
4,400		Sunstone Hotel Investors, Inc.	62,392
			295,377
		Mortgage: 0.8%
59,350	L	Anthracite Capital, Inc.	334,141
3,300		Gramercy Capital Corp.	22,077
10,300		Northstar Realty Finance Corp.	73,645
3,300		Resource Capital Corp.	20,130
			449,993
		Office Property: 0.2%
4,000		BioMed Realty Trust, Inc.	107,120
500		Corporate Office Properties Trust SBI MD	19,550
			126,670
		Single Tenant: 0.3%
5,230		National Retail Properties, Inc.	118,669
1,040		Realty Income Corp.	26,707
			145,376
		Storage: 0.0%
1,800		Extra Space Storage, Inc.	28,350
			28,350
		Warehouse/Industrial: 0.1%
3,500		DCT Industrial Trust, Inc.	26,110
400		EastGroup Properties, Inc.	17,784
			43,894
		Total Real Estate Investment Trusts
		(Cost $2,250,333)	1,899,360
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
1,900		iShares Russell 2000 Value Index Fund	132,487
		Total Exchange-Traded Funds
		(Cost $126,947)	132,487
		Total Long-Term Investments
		(Cost $60,434,422)	54,930,722

Principal Amount				Value
SHORT-TERM INVESTMENTS: 16.9%
		U.S. Government Agency Obligations: 0.2%
$144,000	Z	Federal Home Loan Bank, 1.750%, due 09/02/08		$143,986
		Total U.S. Government Agency Obligations
		(Cost $143,986)		143,986
		Securities Lending Collateral(cc): 16.7%
9,330,000		Bank of New York Mellon Corp. Institutional Cash Reserves		9,330,000
		Total Securities Lending Collateral
		(Cost $9,330,000)		9,330,000
		Total Short-Term Investments
		(Cost $9,473,986)		9,473,986
		Total Investments in Securities
		(Cost $69,908,408)*	115.1%	$64,404,708
		Other Assets and Liabilities — Net	(15.1)	(8,455,001)
		Net Assets	100.0%	$55,949,707
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2008 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $70,370,256.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$5,334,334
	Gross Unrealized Depreciation	(11,299,882)
	Net Unrealized Depreciation	$(5,965,548)

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$55,398,562	$—
Level 2- Other Significant Observable Inputs	9,006,146	—
Level 3- Significant Unobservable Inputs	—	—
Total	$64,404,708	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 77.8%
		Agriculture: 0.4%
117,400	@@	Cresud S.A.C.I.F.y A. ADR	$1,291,400
			1,291,400
		Auto Manufacturers: 0.5%
188,500	@@, L	Tata Motors Ltd. ADR	1,858,610
			1,858,610
		Auto Parts & Equipment: 0.9%
54,200	@@	Magna International, Inc.	3,104,034
			3,104,034
		Banks: 0.6%
368,100	@@	Sumitomo Trust & Banking Co., Ltd. ADR	2,238,600
			2,238,600
		Biotechnology: 2.0%
111,700	@	Amgen, Inc.	7,020,345
			7,020,345
		Coal: 1.8%
69,070		Arch Coal, Inc.	3,746,357
45,000		Peabody Energy Corp.	2,832,750
			6,579,107
		Distribution/Wholesale: 2.1%
135,100	@	Ingram Micro, Inc.	2,554,741
144,805	@	Tech Data Corp.	4,943,643
			7,498,384
		Diversified Financial Services: 1.5%
253,510	@, @@	UBS AG - New	5,549,334
			5,549,334
		Electric: 8.8%
70,900		Ameren Corp.	2,967,874
244,200	@@, L	Centrais Eletricas Brasileiras SA ADR - Class B	3,696,431
117,100		DTE Energy Co.	4,936,936
239,000		Idacorp, Inc.	7,122,200
403,700	@@	Korea Electric Power Corp. ADR	6,075,685
162,000	L	Mirant Corp. - W/I	—
421,000		PNM Resources, Inc.	4,963,590
39,100		Progress Energy, Inc.	1,707,888
			31,470,604
		Environmental Control: 2.0%
544,200	@	Allied Waste Industries, Inc.	7,314,048
			7,314,048
		Food: 8.5%
133,300		Kroger Co.	3,681,746
494,600	@, L	Smithfield Foods, Inc.	9,946,406
794,200		Tyson Foods, Inc.	11,531,781
299,600	L	Whole Foods Market, Inc.	5,485,676
			30,645,609
		Forest Products & Paper: 2.1%
267,400	@@, L	AbitibiBowater, Inc.	1,759,492
1,023,400	@, @@	Domtar Corp.	5,843,614
			7,603,106
		Healthcare - Services: 5.9%
441,700	@	Apria Healthcare Group, Inc.	8,736,826
318,600	@	Health Net, Inc.	8,809,290
76,100	@	Humana, Inc.	3,531,040
			21,077,156
		Home Builders: 0.6%
138,000	@@	Sekisui House Ltd. ADR	1,326,277
1,326,692	@	Woodbridge Holdings Corp.	902,151
			2,228,428
		Insurance: 0.1%
7,120		CNA Financial Corp.	199,645
			199,645
		Internet: 1.5%
218,300	@	eBay, Inc.	5,442,219
			5,442,219
		Machinery - Diversified: 1.2%
58,500	@	AGCO Corp.	3,605,355
35,300		Alamo Group, Inc.	738,829
			4,344,184
		Media: 1.5%
207,300	L	Scholastic Corp.	5,410,530
			5,410,530
		Mining: 20.5%
110,100	@@, L	Alumina Ltd. ADR	1,820,504
427,859	@@	Anglogold Ashanti Ltd. ADR	11,517,964
494,300	@, @@, L	Apex Silver Mines Ltd.	1,453,242
269,900	@, @@	Banro Corp.	944,650
345,200	@@	Barrick Gold Corp.	11,988,796

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Mining (continued)
31,900	@@	Cameco Corp.	$959,552
1,254,500	@, @@	Crystallex International Corp.	1,643,395
484,400	@@	Gold Fields Ltd. ADR	4,408,040
318,200	@	Gold Reserve, Inc.	604,580
355,925	@, @@, L	Ivanhoe Mines Ltd.	3,940,090
386,600	@@	Kinross Gold Corp.	6,359,570
327,500	@, @@, L	Lihir Gold Ltd. ADR	6,658,075
336,000		Newmont Mining Corp.	15,153,600
172,500	@, @@, L	Novagold Resources, Inc.	1,117,800
4,400,500	@, @@	Orezone Resources, Inc.	3,872,440
196,800	@, L	USEC, Inc.	1,133,568
			73,575,866
		Oil & Gas: 3.0%
49,600		Chevron Corp.	4,281,472
64,800	@@	Nexen, Inc.	2,026,296
33,800	@@	Petro-Canada	1,491,932
74,700		Tesoro Petroleum Corp.	1,385,685
144,200	@, L	Warren Resources, Inc.	1,628,018
			10,813,403
		Oil & Gas Services: 1.6%
105,200		BJ Services Co.	2,824,620
35,500	@@	Technip SA ADR	2,934,682
			5,759,302
		Pharmaceuticals: 1.6%
310,500		Pfizer, Inc.	5,933,655
			5,933,655
		Retail: 0.3%
163,500	@	Office Depot, Inc.	1,151,040
			1,151,040
		Semiconductors: 1.1%
419,600	@	Axcelis Technologies, Inc.	1,984,708
380,700	@	Mattson Technology, Inc.	1,941,570
			3,926,278
		Software: 0.8%
101,400		Microsoft Corp.	2,767,206
			2,767,206
		Telecommunications: 6.9%
62,300	@@	KT Corp. ADR	1,268,428
416,200	@@	Nippon Telegraph & Telephone Corp. ADR	10,192,738
701,000		Sprint Nextel Corp.	6,112,720
147,000	@@	TELUS Corp.	5,702,130
103,000	@@	Turkcell Iletisim Hizmet AS ADR	1,704,650
			24,980,666
		Total Common Stock
		(Cost $310,994,299)	279,782,759
PREFERRED STOCK: 3.0%
		Telecommunications: 3.0%
14,500	P	Lucent Technologies Capital Trust I	10,661,125
		Total Preferred Stock
		(Cost $12,789,375)	10,661,125

Principal Amount			Value
CONVERTIBLE BONDS: 11.4%
		Airlines: 0.9%
$4,128,000	C	JetBlue Airways Corp., 3.750%, due 03/15/35	$3,235,320
			3,235,320
		Environmental Control: 1.9%
6,936,000	C, L	Allied Waste North America, Inc., 4.250%, due 04/15/34	6,701,910
			6,701,910
		Mining: 3.1%
379,000	@@, C	Apex Silver Mines Ltd., 2.875%, due 03/15/24	119,859
6,306,000	C	Coeur d’Alene Mines Corp., 1.250%, due 01/15/24	4,721,618
1,817,000	@@, C	Gold Reserve, Inc., 5.500%, due 06/15/22	1,090,200
7,167,000		USEC, Inc., 3.000%, due 10/01/14	5,213,993
			11,145,670
		Miscellaneous Manufacturing: 0.5%
2,016,000	C	Griffon Corp., 4.000%, due 07/18/23	1,832,040
			1,832,040
		Pharmaceuticals: 2.0%
9,520,000	C	Omnicare, Inc., 3.250%, due 12/15/35	7,199,500
			7,199,500
		Semiconductors: 1.5%
4,935,000		Credence Systems Corp., 3.500%, due 05/15/10	4,318,125
1,700,000	@@	Qimonda Finance, LLC, 6.750%, due 03/22/13	1,145,375
			5,463,500
		Telecommunications: 1.5%
6,248,000		NII Holdings, Inc., 3.125%, due 06/15/12	5,396,710
			5,396,710
		Total Convertible Bonds
		(Cost $42,910,030)	40,974,650

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 2.3%
		Machinery - Diversified: 2.3%
$9,025,000	+, C	Albany International Corp., 2.250%, due 03/15/26		$8,269,156
		Total Corporate Bonds/Notes
		(Cost $8,427,748)		8,269,156
		Total Long-Term Investments
		(Cost $375,121,452)		339,687,690
SHORT-TERM INVESTMENTS: 11.6%
		U.S. Government Agency Obligations: 4.5%
16,221,000	Z	Federal Home Loan Bank, 1.750%, due 09/02/08		16,219,423
		Total U.S. Government Agency Obligations
		(Cost $16,219,423)		16,219,423
		Securities Lending Collateral(cc): 7.1%
25,616,000		Bank of New York Mellon Corp. Institutional Cash Reserves		25,616,000
		Total Securities Lending Collateral
		(Cost $25,616,000)		25,616,000
		Total Short-Term Investments
		(Cost $41,835,423)		41,835,423
		Total Investments in Securities
		(Cost $416,956,875)*	106.1%	$381,523,113
		Other Assets and Liabilities — Net	(6.1)	(21,878,039)
		Net Assets	100.0%	$359,645,074

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $417,494,366.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,862,957
		Gross Unrealized Depreciation		(53,834,210)
		Net Unrealized Depreciation		$(35,971,253)

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$349,567,629	$—
Level 2- Other Significant Observable Inputs	30,247,596	—
Level 3- Significant Unobservable Inputs	1,707,888	—
Total	$381,523,113	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures

(a)    Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 30, 2008